UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09637
Name of Fund:
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund
BlackRock Event Driven Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
11/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Event Driven Equity Fund
Institutional Shares | BILPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	1.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	2.59%	5.38%	3.38%	3.99%
Russell 1000® Index	15.83	34.40	15.58	13.16
ICE BofA 3-Month U.S. Treasury Bill Index	2.56	5.32	2.41	1.73
Key Fund statistics
Net Assets	$4,790,099,684
Number of Portfolio Holdings	283
Portfolio Turnover Rate	13%
The Fund’s returns shown prior to May 8, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Plus Fund.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.5%	9.8%	18.3%
Information Technology	12.8%	1.6%	14.4%
Materials	9.2%	3.6%	12.8%
Health Care	11.3%	0.4%	11.7%
Energy	5.2%	5.8%	11.0%
Industrials	8.4%	1.5%	9.9%
Consumer Staples	9.0%	—%	9.0%
Financials	3.4%	1.0%	4.4%
Communication Services	3.8%	0.2%	4.0%
Consumer Discretionary	3.2%	—%	3.2%
Real Estate	1.2%	—%	1.2%
	76.0	23.9	99.9
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Institutional Shares | BILPX
Semi-Annual Shareholder Report — November 30, 2024
BILPX-11/24-SAR

BlackRock Event Driven Equity Fund
Investor A Shares | BALPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$70	1.38%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	2.41%	5.07%	3.12%	3.72%
Investor A Shares (with sales charge)	(2.96)	(0.45)	2.01	3.16
Russell 1000® Index	15.83	34.40	15.58	13.16
ICE BofA 3-Month U.S. Treasury Bill Index	2.56	5.32	2.41	1.73
Key Fund statistics
Net Assets	$4,790,099,684
Number of Portfolio Holdings	283
Portfolio Turnover Rate	13%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to May 8, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Plus Fund.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.5%	9.8%	18.3%
Information Technology	12.8%	1.6%	14.4%
Materials	9.2%	3.6%	12.8%
Health Care	11.3%	0.4%	11.7%
Energy	5.2%	5.8%	11.0%
Industrials	8.4%	1.5%	9.9%
Consumer Staples	9.0%	—%	9.0%
Financials	3.4%	1.0%	4.4%
Communication Services	3.8%	0.2%	4.0%
Consumer Discretionary	3.2%	—%	3.2%
Real Estate	1.2%	—%	1.2%
	76.0	23.9	99.9
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Investor A Shares | BALPX
Semi-Annual Shareholder Report — November 30, 2024
BALPX-11/24-SAR

BlackRock Event Driven Equity Fund
Investor C Shares | BCLPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$108	2.13%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	2.04%	4.18%	2.35%	3.13%
Investor C Shares (with sales charge)	1.04	3.18	2.35	3.13
Russell 1000® Index	15.83	34.40	15.58	13.16
ICE BofA 3-Month U.S. Treasury Bill Index	2.56	5.32	2.41	1.73
Key Fund statistics
Net Assets	$4,790,099,684
Number of Portfolio Holdings	283
Portfolio Turnover Rate	13%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to May 8, 2015, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Plus Fund.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.5%	9.8%	18.3%
Information Technology	12.8%	1.6%	14.4%
Materials	9.2%	3.6%	12.8%
Health Care	11.3%	0.4%	11.7%
Energy	5.2%	5.8%	11.0%
Industrials	8.4%	1.5%	9.9%
Consumer Staples	9.0%	—%	9.0%
Financials	3.4%	1.0%	4.4%
Communication Services	3.8%	0.2%	4.0%
Consumer Discretionary	3.2%	—%	3.2%
Real Estate	1.2%	—%	1.2%
	76.0	23.9	99.9
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Investor C Shares | BCLPX
Semi-Annual Shareholder Report — November 30, 2024
BCLPX-11/24-SAR

BlackRock Advantage Large Cap Core Fund
Institutional Shares | MALRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.44%	35.23%	15.47%	12.79%
Russell 1000® Index	15.83	34.40	15.58	13.16
Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Institutional Shares | MALRX
Semi-Annual Shareholder Report — November 30, 2024
MALRX-11/24-SAR

BlackRock Advantage Large Cap Core Fund
Investor A Shares | MDLRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39	0.73%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.30%	34.90%	15.18%	12.49%
Investor A Shares (with sales charge)	9.24	27.82	13.94	11.89
Russell 1000® Index	15.83	34.40	15.58	13.16
Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Investor A Shares | MDLRX
Semi-Annual Shareholder Report — November 30, 2024
MDLRX-11/24-SAR

BlackRock Advantage Large Cap Core Fund
Investor C Shares | MCLRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	14.86%	33.90%	14.33%	11.80%
Investor C Shares (with sales charge)	13.86	32.90	14.33	11.80
Russell 1000® Index	15.83	34.40	15.58	13.16
Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Investor C Shares | MCLRX
Semi-Annual Shareholder Report — November 30, 2024
MCLRX-11/24-SAR

BlackRock Advantage Large Cap Core Fund
Class K Shares | MLRKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.43%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.56%	35.35%	15.54%	12.83%
Russell 1000® Index	15.83	34.40	15.58	13.16
Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Class K Shares | MLRKX
Semi-Annual Shareholder Report — November 30, 2024
MLRKX-11/24-SAR

BlackRock Advantage Large Cap Core Fund
Class R Shares | MRLRX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$53	0.98%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	15.16%	34.62%	14.91%	12.20%
Russell 1000® Index	15.83	34.40	15.58	13.16
Key Fund statistics
Net Assets	$3,147,481,649
Number of Portfolio Holdings	103
Portfolio Turnover Rate	58%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Core Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	29.5%
Financials	14.1%
Industrials	11.9%
Consumer Discretionary	11.3%
Health Care	10.8%
Communication Services	9.1%
Consumer Staples	5.1%
Energy	2.3%
Real Estate	1.8%
Utilities	1.7%
Materials	1.5%
Short-Term Securities	0.9%
Ten largest holdings
Security(b)	Percent of Net Assets
Apple Inc.	7.1%
Microsoft Corp.	6.8%
NVIDIA Corp.	6.4%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.7%
Alphabet, Inc., Class A	2.5%
Visa, Inc., Class A	2.0%
Bank of America Corp.	1.8%
Tesla, Inc.	1.7%
Eli Lilly & Co.	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Class R Shares | MRLRX
Semi-Annual Shareholder Report — November 30, 2024
MRLRX-11/24-SAR

BlackRock Advantage Large Cap Value Fund
Institutional Shares | MALVX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.54%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	14.12%	30.37%	11.63%	9.98%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Institutional Shares | MALVX
Semi-Annual Shareholder Report — November 30, 2024
MALVX-11/24-SAR

BlackRock Advantage Large Cap Value Fund
Investor A Shares | MDLVX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.79%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	13.98%	30.03%	11.35%	9.69%
Investor A Shares (with sales charge)	8.00	23.21	10.15	9.10
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Investor A Shares | MDLVX
Semi-Annual Shareholder Report — November 30, 2024
MDLVX-11/24-SAR

BlackRock Advantage Large Cap Value Fund
Investor C Shares | MCLVX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$82	1.54%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	13.53%	29.06%	10.52%	9.03%
Investor C Shares (with sales charge)	12.53	28.06	10.52	9.03
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Investor C Shares | MCLVX
Semi-Annual Shareholder Report — November 30, 2024
MCLVX-11/24-SAR

BlackRock Advantage Large Cap Value Fund
Class K Shares | MLVKX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	14.17%	30.42%	11.69%	10.02%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Class K Shares | MLVKX
Semi-Annual Shareholder Report — November 30, 2024
MLVKX-11/24-SAR

BlackRock Advantage Large Cap Value Fund
Class R Shares | MRLVX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	13.82%	29.71%	11.07%	9.41%
Russell 1000® Index	15.83	34.40	15.58	13.16
Russell 1000® Value Index	14.05	29.56	10.84	9.32
Key Fund statistics
Net Assets	$689,544,073
Number of Portfolio Holdings	231
Portfolio Turnover Rate	62%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund's returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Large Cap Value Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	23.4%
Industrials	16.1%
Health Care	14.3%
Information Technology	9.2%
Consumer Staples	7.2%
Consumer Discretionary	6.5%
Energy	5.9%
Communication Services	5.0%
Real Estate	4.0%
Utilities	3.8%
Materials	3.5%
Short-Term Securities	1.6%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	2.6%
Berkshire Hathaway, Inc., Class B	2.6%
Bank of America Corp.	2.2%
Walmart, Inc.	2.0%
Comcast Corp., Class A	1.8%
Eaton Corp. PLC	1.7%
CME Group, Inc., Class A	1.6%
Medtronic PLC	1.5%
Simon Property Group, Inc.	1.4%
Citigroup, Inc.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Class R Shares | MRLVX
Semi-Annual Shareholder Report — November 30, 2024
MRLVX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

• BlackRock Advantage International Fund

• BlackRock Advantage Large Cap Growth Fund

• BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.

• BlackRock Advantage Large Cap Core Fund

• BlackRock Advantage Large Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
AGL Energy Ltd.	763,130	$5,583,843
Aristocrat Leisure Ltd.	255,763	11,342,129
BHP Group Ltd.	1,335,308	35,211,040
Cochlear Ltd.	4,755	946,811
Coles Group Ltd.	20,639	250,651
Commonwealth Bank of Australia	153,295	15,914,202
Computershare Ltd.	275,880	5,748,008
Glencore PLC	1,867,104	9,040,903
GPT Group (The)	659,251	2,050,453
IGO Ltd.	84,713	269,593
Macquarie Group Ltd.	49,009	7,412,321
Medibank Pvt Ltd.	96,424	240,808
National Australia Bank Ltd.	49,639	1,270,664
Northern Star Resources Ltd.	562,341	6,448,154
Orica Ltd.	23,121	273,955
QBE Insurance Group Ltd.	63,734	832,653
REA Group Ltd.	61,279	10,106,768
Rio Tinto PLC	31,656	1,990,305
Rocketboots Ltd.(a)(b)	1,389	81
Santos Ltd.	610,555	2,639,278
Scentre Group	1,492,844	3,591,368
Sonic Healthcare Ltd.	176,773	3,304,262
South32 Ltd.	130,120	315,786
Telstra Group Ltd.	2,976,096	7,664,082
Transurban Group	737,146	6,171,560
Wesfarmers Ltd.	179,869	8,454,550
Westpac Banking Corp.	146,478	3,197,939
Worley Ltd.	363,632	3,300,382

		153,572,549

Austria — 0.3%
Erste Group Bank AG	80,168	4,400,459
OMV AG	54,815	2,197,810

		6,598,269

Belgium — 0.5%
Ageas SA/NV	57,925	2,927,985
Groupe Bruxelles Lambert NV	18,220	1,262,163
KBC Group NV	105,831	7,652,645

		11,842,793

China — 0.5%
BOC Hong Kong Holdings Ltd.	571,500	1,763,365
Budweiser Brewing Co. APAC Ltd.(c)	1,916,000	1,835,158
Yangzijiang Shipbuilding Holdings Ltd.	5,090,200	9,159,730

		12,758,253

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	27	44,381
AP Moller - Maersk A/S, Class B, NVS	6,189	10,532,877
Genmab A/S(a)	13,405	2,889,076
Novo Nordisk A/S, Class B	399,950	42,862,579
Vestas Wind Systems A/S(a)	296,137	4,636,741

		60,965,654

Finland — 1.0%
Nokia Oyj	342,293	1,437,782
Nordea Bank Abp	1,353,982	15,299,331
Stora Enso Oyj, R Shares	204,346	1,985,098
Wartsila Oyj Abp	180,223	3,279,867

		22,002,078

France — 7.7%
Amundi SA(c)	22,945	1,494,654

Security	Shares	Value

France (continued)
AXA SA	72,399	$2,523,314
BNP Paribas SA	501,929	30,003,191
Bouygues SA	21,512	640,340
Bureau Veritas SA	91,128	2,775,265
Capgemini SE	28,776	4,625,748
Cie Generale des Etablissements Michelin SCA	30,345	987,213
Credit Agricole SA	895,470	11,992,911
Danone SA	213,396	14,596,235
Dassault Aviation SA	302	60,175
Dassault Systemes SE	215,211	7,428,402
Eiffage SA	73,398	6,627,153
Engie SA	789,657	12,587,889
Gaztransport Et Technigaz SA	1,081	157,399
Gecina SA	17,643	1,777,206
Hermes International SCA	46	100,401
Ipsen SA	4,783	553,152
Kering SA	19,058	4,462,564
L’Oreal SA	10,473	3,644,040
LVMH Moet Hennessy Louis Vuitton SE	37,307	23,387,359
Orange SA	243,181	2,591,831
Publicis Groupe SA	74,562	8,099,664
Safran SA	73,136	17,065,867
Sanofi SA	31,813	3,089,910
Valeo SE	481,523	4,010,471
Veolia Environnement SA	393,405	11,468,019

		176,750,373

Germany — 10.1%
adidas AG, Class N	127,526	30,157,231
Allianz SE, Registered Shares	101,230	31,337,226
Bayer AG, Registered Shares	195,770	4,018,935
Continental AG	55,713	3,666,532
Deutsche Bank AG, Registered Shares	414,008	7,041,553
Deutsche Post AG, Registered Shares	26,018	957,328
Deutsche Telekom AG, Registered Shares	1,229,013	39,317,286
Evonik Industries AG	158,947	2,922,126
Fresenius Medical Care AG	74,011	3,257,411
Fresenius SE & Co. KGaA(a)	204,235	7,189,249
GEA Group AG	2,868	143,610
Hannover Rueck SE, Registered Shares	13,372	3,494,830
Henkel AG & Co. KGaA	18,515	1,405,797
Henkel AG & Co. KGaA, Preference Shares, NVS	41,127	3,509,907
Hugo Boss AG	16	544
Infineon Technologies AG, Class N	209,859	6,840,748
Merck KGaA	30,575	4,582,706
Rational AG	467	437,380
SAP SE	241,163	57,267,985
Scout24 SE(c)	5,882	530,364
Siemens AG, Registered Shares	81,179	15,769,660
Siemens Energy AG(a)	51,512	2,794,637
Siemens Healthineers AG(c)	18,925	1,027,550
Symrise AG	474	52,435
Zalando SE(a)(c)	143,790	4,496,598

		232,219,628

Hong Kong — 1.6%
AIA Group Ltd.	724,000	5,451,430
CLP Holdings Ltd.	357,000	3,007,023
Hang Seng Bank Ltd.	11,000	131,244
Hong Kong & China Gas Co. Ltd.	2,253,000	1,714,330
Hong Kong Exchanges & Clearing Ltd.	91,600	3,448,392
Jardine Matheson Holdings Ltd.	14,000	611,240
Link REIT	1,134,700	4,963,347
Prudential PLC	1,701,347	13,943,717

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	570,000	$558,880
Sun Hung Kai Properties Ltd.	47,500	474,712
WH Group Ltd.(c)	3,269,000	2,605,906

		36,910,221

India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	65,851

Ireland — 0.2%
Kerry Group PLC, Class A	41,111	3,976,924

Israel — 0.5%
Bank Hapoalim BM	168,991	1,942,366
Bank Leumi Le-Israel BM	87,892	1,001,625
Israel Discount Bank Ltd., Class A	142,605	938,797
Mizrahi Tefahot Bank Ltd.	53,777	2,326,119
Nice Ltd.(a)	26,444	4,772,313

		10,981,220

Italy — 2.5%
A2A SpA	1,897,103	4,285,088
Banca Monte dei Paschi di Siena SpA	2,393,835	15,735,173
Banco BPM SpA	108,275	825,046
Enel SpA	2,069,099	14,900,601
Generali	57,270	1,638,505
Intesa Sanpaolo SpA	1,944,995	7,465,941
Mediobanca Banca di Credito Finanziario SpA	65,099	950,063
MFE-MediaForEurope NV, Class A	23	69
MFE-MediaForEurope NV, Class B	2	8
Moncler SpA	4,077	199,652
Poste Italiane SpA(c)	200,270	2,811,990
Prysmian SpA	9,146	603,287
Recordati Industria Chimica e Farmaceutica SpA	30,333	1,652,898
Saipem SpA(a)	987,738	2,549,140
Terna - Rete Elettrica Nazionale	5,575	47,184
UniCredit SpA	95,423	3,665,374

		57,330,019

Japan — 23.3%
Amada Co. Ltd.	302,900	2,922,039
Asahi Intecc Co. Ltd.	65,700	1,141,164
Asahi Kasei Corp.	696,500	4,977,727
Astellas Pharma, Inc.	855,100	8,904,009
Bandai Namco Holdings, Inc.	44,600	944,139
Canon, Inc.	380,600	12,399,106
Concordia Financial Group Ltd.	28,900	173,472
Dai-ichi Life Holdings, Inc.	124,000	3,361,052
Daiichi Sankyo Co. Ltd.	244,700	7,770,633
Daikin Industries Ltd.	154,300	18,667,976
Daito Trust Construction Co. Ltd.	21,400	2,388,849
Daiwa House Industry Co. Ltd.	214,900	6,766,058
Daiwa Securities Group, Inc.	177,800	1,196,200
DMG Mori Co. Ltd.	198,200	3,384,359
FANUC Corp.	309,000	8,028,204
Fast Retailing Co. Ltd.	28,500	9,766,150
Fujitsu Ltd.	644,800	12,388,357
Hirose Electric Co. Ltd.	24,600	2,964,185
Hitachi Ltd.	552,500	13,923,472
Honda Motor Co. Ltd.	491,000	4,236,345
Horiba Ltd.	11,700	671,135
J Front Retailing Co. Ltd.	384,800	4,586,081
Japan Exchange Group, Inc.	128,100	1,550,146
Japan Metropolitan Fund Invest	4,359	2,660,028
Japan Post Bank Co. Ltd.	182,600	1,727,809

Security	Shares	Value

Japan (continued)
Japan Post Holdings Co. Ltd.	252,800	$2,535,204
Japan Post Insurance Co. Ltd.	11,800	247,457
Japan Tobacco, Inc.	73,400	2,070,608
Kakaku.com, Inc.	83,300	1,398,235
Kao Corp.	22,600	983,337
KDDI Corp.	190,700	6,303,080
Koito Manufacturing Co. Ltd.	11,400	148,501
Komatsu Ltd.	88,100	2,385,402
Kyocera Corp.	573,600	5,657,052
Lixil Corp.	96,500	1,103,076
Makita Corp.	1,600	50,243
Marubeni Corp.	242,800	3,664,687
Mazda Motor Corp.	6,800	43,364
Mitsubishi Chemical Group Corp.	908,300	4,778,664
Mitsubishi Corp.	83,700	1,417,383
Mitsubishi Electric Corp.	541,600	9,196,020
Mitsubishi HC Capital, Inc.	95,900	647,074
Mitsubishi UFJ Financial Group, Inc.	1,560,600	18,627,190
Mitsui Fudosan Co. Ltd.	182,700	1,531,624
Mizuho Financial Group, Inc.	321,600	8,120,249
MS&AD Insurance Group Holdings, Inc.	168,900	3,782,509
Murata Manufacturing Co. Ltd.	1,234,400	20,654,928
NEC Corp.	8,600	735,286
Nexon Co. Ltd.	4,900	67,393
Nidec Corp.	201,200	3,710,870
Nomura Holdings, Inc.	3,200,100	19,401,019
Nomura Real Estate Holdings, Inc.	44,500	1,106,236
Nomura Research Institute Ltd.	10,800	330,702
Obayashi Corp.	257,100	3,673,860
Oji Holdings Corp.	443,400	1,637,433
Olympus Corp.	72,900	1,152,649
Ono Pharmaceutical Co. Ltd.	120,200	1,380,996
ORIX Corp.	164,900	3,711,929
Panasonic Holdings Corp.	952,000	9,287,738
Rakuten Group, Inc.(a)	404,300	2,330,040
Recruit Holdings Co. Ltd.	534,300	37,164,663
Resona Holdings, Inc.	268,100	2,242,271
Santen Pharmaceutical Co. Ltd.	214,700	2,472,477
SBI Holdings, Inc.	2,600	65,732
Shimizu Corp.	34,100	271,136
Shionogi & Co. Ltd.	161,000	2,283,741
Skylark Holdings Co. Ltd.	105,700	1,609,144
SoftBank Corp.	3,806,100	4,919,424
SoftBank Group Corp.	136,700	8,194,774
Sompo Holdings, Inc.	150,000	3,963,342
Sony Group Corp.	1,909,700	38,339,769
Subaru Corp.	345,200	5,539,294
Sumitomo Chemical Co. Ltd.	4,338,600	10,527,544
Sumitomo Corp.	414,600	8,899,035
Sumitomo Mitsui Financial Group, Inc.	671,200	16,565,778
Sumitomo Mitsui Trust Group, Inc.	370,600	9,291,607
Suzuki Motor Corp.	1,073,600	11,417,012
T&D Holdings, Inc.	102,400	1,941,010
Takeda Pharmaceutical Co. Ltd.	756,300	20,620,652
TDK Corp.	51,800	671,407
Terumo Corp.	441,800	9,023,755
Tokio Marine Holdings, Inc.	250,100	9,325,880
Tokyo Electron Ltd.	156,700	24,567,767
Tokyu Fudosan Holdings Corp.	70,900	465,020
Toyota Industries Corp.	47,700	3,565,592
Toyota Motor Corp.	359,400	6,140,887
Toyota Tsusho Corp.	227,300	3,889,041

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ulvac, Inc.	7,200	$297,079
Unicharm Corp.	135,100	3,519,718
USS Co. Ltd.	19,100	177,119
Z Holdings Corp.	1,805,900	4,983,149

		534,325,552

Luxembourg — 0.0%
SES SA	9	31

Netherlands — 3.7%
Adyen NV(a)(c)	2,093	3,046,390
Aegon Ltd.	737,647	4,763,564
Argenx SE(a)	5,982	3,691,883
ASML Holding NV	50,167	34,279,572
EXOR NV	13,044	1,288,352
ING Groep NV	1,093,072	16,874,160
Koninklijke Philips NV(a)	583,574	15,962,919
Wolters Kluwer NV, Class C	36,091	6,023,282

		85,930,122

New Zealand — 0.6%
Xero Ltd.(a)	113,974	12,978,473

Norway — 0.8%
Aker BP ASA	37,514	771,376
DNB Bank ASA	232,635	4,868,483
Equinor ASA	190,361	4,613,876
Kongsberg Gruppen ASA	29,881	3,521,237
Telenor ASA	369,522	4,350,881

		18,125,853

Singapore — 2.3%
CapitaLand Integrated Commercial Trust	251,400	368,140
DBS Group Holdings Ltd.	494,860	15,702,816
Singapore Telecommunications Ltd.	7,969,100	18,456,901
STMicroelectronics NV	520,869	13,356,634
United Overseas Bank Ltd.	163,500	4,439,149

		52,323,640

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	156,281	7,263,509
Banco Bilbao Vizcaya Argentaria SA	784,323	7,408,838
Banco Santander SA	4,921,647	22,721,335

		37,393,682

Sweden — 2.3%
AddTech AB, B Shares	44,158	1,215,659
Alfa Laval AB	92,450	3,939,150
Assa Abloy AB, Class B	91,385	2,806,634
Atlas Copco AB, B Shares	28,879	408,400
Electrolux AB, Class B(a)	117,884	881,861
Hexagon AB, B Shares	785,275	6,694,686
Investor AB, B Shares	226,026	6,201,368
Skanska AB, B Shares	110,702	2,311,294
Svenska Handelsbanken AB, A Shares	906,433	9,427,281
Swedbank AB, A Shares	656,971	12,869,418
Telefonaktiebolaget LM Ericsson, B Shares	642,653	5,221,378
Volvo AB, B Shares	43,483	1,083,051

		53,060,180

Switzerland — 7.8%
ABB Ltd., Registered Shares	575,826	32,873,443
Belimo Holding AG, Registered Shares	3,205	2,148,765
Cie Financiere Richemont SA, Registered Shares	119,596	16,729,291
DSM-Firmenich AG	154,096	16,926,519
Givaudan SA, Registered Shares	3,703	16,336,766
Logitech International SA, Registered Shares	85,252	6,928,302

Security	Shares	Value

Switzerland (continued)
Medmix AG(c)	2	$19
Nestlé SA, Registered Shares	145,904	12,670,264
Novartis AG, Registered Shares	493,534	52,324,188
Schindler Holding AG, NVS	1,409	407,426
Schindler Holding AG, Registered Shares	178	50,492
SGS SA, Registered Shares	11,829	1,175,021
Zurich Insurance Group AG, Class N	31,634	20,078,548

		178,649,044

United Kingdom — 13.6%
AstraZeneca PLC	129,300	17,500,052
Auto Trader Group PLC(c)	193,538	2,067,353
Aviva PLC	20,697	127,465
B&M European Value Retail SA	90,314	398,903
BAE Systems PLC	1,165,878	18,222,526
British American Tobacco PLC	595,494	22,617,063
British Land Co. PLC (The)	398,984	1,973,654
Bunzl PLC	9,598	434,663
Centrica PLC	745,498	1,209,073
CK Hutchison Holdings Ltd.	3,083,000	16,122,565
Close Brothers Group PLC(a)	15	43
Compass Group PLC	636,619	21,812,949
Direct Line Insurance Group PLC	219,470	655,210
Dunelm Group PLC	24	349
Experian PLC	421,527	20,150,572
Halma PLC	16,254	560,260
HSBC Holdings PLC	542,845	5,058,922
IG Group Holdings PLC	15,460	188,360
IMI PLC	17,522	405,916
Imperial Brands PLC	451,717	14,773,989
Informa PLC	1,340,257	14,621,125
International Consolidated Airlines Group SA	172,251	572,406
Intertek Group PLC	129,032	7,747,196
J Sainsbury PLC	1,221,909	4,063,536
Johnson Matthey PLC	319,338	5,524,487
Marks & Spencer Group PLC	313,125	1,526,374
NatWest Group PLC	1,496,066	7,673,837
Ocado Group PLC(a)	10,864	43,697
RELX PLC	250,401	11,804,933
Rolls-Royce Holdings PLC(a)	1,910,141	13,587,697
Sage Group PLC (The)	453,933	7,578,893
Shell PLC	1,441,207	46,316,183
Smiths Group PLC	302,708	6,822,795
Standard Chartered PLC	322,705	3,989,596
Tesco PLC	3,835,324	17,889,786
Unilever PLC	203,211	12,168,662
Vodafone Group PLC	6,028,417	5,439,092

		311,650,182

United States — 5.8%
Alcon AG	15,392	1,370,281
BP PLC	1,789,082	8,761,220
CSL Ltd.	70,354	12,970,611
GSK PLC	1,364,264	23,176,536
Holcim AG	55,457	5,652,146
Roche Holding AG, NVS	177,353	51,530,064
Roche Holding AG	7,313	2,251,369
Schneider Electric SE	103,929	26,774,306

		132,486,533

Total Long-Term Investments — 96.1% (Cost: $1,968,864,010)		2,202,897,124

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	448	$448
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(f)(g)	65,052,362	65,052,362

Total Short-Term Securities — 2.8% (Cost: $65,052,810)		65,052,810

Total Investments — 98.9% (Cost: $2,033,916,820)		2,267,949,934

Other Assets Less Liabilities — 1.1%		25,804,371

Net Assets — 100.0%		$2,293,754,305

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $65,851, representing 0.0% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$760,404	$—		$(760,388	)(a)	$432	$—	$448	448	$1,318	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	60,864,854	4,187,508	(a)	—		—	—	65,052,362	65,052,362	1,242,982		—

						$432	$—	$65,052,810		$1,244,300		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	583	12/20/24	$67,969	$915,046

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$915,046	$—	$—	$—	$915,046

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,941,338)	$—	$—	$—	$(1,941,338)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$712,518	$—	$—	$—	$712,518

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$51,993,040

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$81	$153,572,468	$—	$153,572,549
Austria	—	6,598,269	—	6,598,269
Belgium	—	11,842,793	—	11,842,793
China	—	12,758,253	—	12,758,253
Denmark	—	60,965,654	—	60,965,654
Finland	—	22,002,078	—	22,002,078
France	—	176,750,373	—	176,750,373
Germany	4,915,704	227,303,924	—	232,219,628
Hong Kong	611,240	36,298,981	—	36,910,221
India	—	—	65,851	65,851
Ireland	—	3,976,924	—	3,976,924
Israel	—	10,981,220	—	10,981,220
Italy	8	57,330,011	—	57,330,019
Japan	—	534,325,552	—	534,325,552
Luxembourg	—	31	—	31
Netherlands	—	85,930,122	—	85,930,122
New Zealand	—	12,978,473	—	12,978,473

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Norway	$4,350,881	$13,774,972	$—	$18,125,853
Singapore	—	52,323,640	—	52,323,640
Spain	—	37,393,682	—	37,393,682
Sweden	—	53,060,180	—	53,060,180
Switzerland	19	178,649,025	—	178,649,044
United Kingdom	188,752	311,461,430	—	311,650,182
United States	—	132,486,533	—	132,486,533
Short-Term Securities
Money Market Funds	65,052,810	—	—	65,052,810

	$75,119,495	$2,192,764,588	$65,851	$2,267,949,934

Derivative Financial Instruments(a)
Assets
Equity Contracts	$915,046	$—	$—	$915,046

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	894	$473,292
Northrop Grumman Corp.	11,255	5,511,011

		5,984,303

Automobiles — 3.2%
Tesla, Inc.(a)	126,967	43,823,930

Banks — 0.1%
Bank of America Corp.	20,366	967,589

Biotechnology — 1.1%
Amgen, Inc.	12,503	3,536,723
Biogen, Inc.(a)	21,811	3,503,501
BioMarin Pharmaceutical, Inc.(a)	11,048	729,499
Natera, Inc.(a)	14,202	2,382,811
Neurocrine Biosciences, Inc.(a)	39,577	5,016,385
Regeneron Pharmaceuticals, Inc.(a)	935	701,456

		15,870,375

Broadline Retail — 5.2%
Amazon.com, Inc.(a)	334,309	69,499,498
MercadoLibre, Inc.(a)	1,609	3,194,138

		72,693,636

Building Products — 0.6%
Trane Technologies PLC	20,903	8,700,247

Capital Markets — 1.5%
CME Group, Inc., Class A	27,508	6,546,904
Intercontinental Exchange, Inc.	5,001	804,961
Moody’s Corp.	10,787	5,393,284
Morgan Stanley	13,525	1,780,025
S&P Global, Inc.	11,994	6,266,985

		20,792,159

Chemicals — 0.0%
Cabot Corp.	1	110

Commercial Services & Supplies — 2.9%
Cintas Corp.	107,184	24,201,076
Waste Management, Inc.	67,710	15,452,776

		39,653,852

Communications Equipment — 1.6%
Arista Networks, Inc.(a)	29,192	11,846,698
Motorola Solutions, Inc.	19,626	9,807,112

		21,653,810

Construction & Engineering — 0.3%
Comfort Systems U.S.A., Inc.	3,981	1,963,708
EMCOR Group, Inc.	2,737	1,396,199
MasTec, Inc.(a)	1,971	283,942

		3,643,849

Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	35,482	34,484,246
Walmart, Inc.	93,126	8,614,155

		43,098,401

Electrical Equipment — 0.8%
Eaton Corp. PLC	29,835	11,200,656

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	116,643	8,474,114
Badger Meter, Inc.	2,498	541,616
Flex Ltd.(a)	79,316	3,090,945
TE Connectivity PLC	14,860	2,245,643

		14,352,318

Security	Shares	Value

Entertainment — 1.5%
Netflix, Inc.(a)	21,628	$19,179,927
ROBLOX Corp., Class A(a)	30,746	1,541,297

		20,721,224

Financial Services — 4.8%
Mastercard, Inc., Class A	62,804	33,470,764
Visa, Inc., Class A	107,609	33,905,443

		67,376,207

Ground Transportation — 0.8%
Uber Technologies, Inc.(a)	163,032	11,731,783

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(a)	68,778	6,235,413
Intuitive Surgical, Inc.(a)	267	144,714
Medtronic PLC	6,378	551,952
Stryker Corp.	23,271	9,125,723

		16,057,802

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	15,597	1,906,577
Elevance Health, Inc.	370	150,575
HCA Healthcare, Inc.	18,421	6,027,720

		8,084,872

Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	6,974	949,231
Booking Holdings, Inc.	3,778	19,653,080
Chipotle Mexican Grill, Inc.(a)	52,303	3,217,681
DoorDash, Inc., Class A(a)	7,568	1,365,873
Texas Roadhouse, Inc.	23,374	4,797,981
Wingstop, Inc.	2,863	941,268

		30,925,114

Household Durables — 0.5%
DR Horton, Inc.	4,295	724,910
NVR, Inc.(a)	140	1,292,981
Taylor Morrison Home Corp., Class A(a)	11,622	858,517
Toll Brothers, Inc.	22,073	3,645,798

		6,522,206

Household Products — 0.2%
Colgate-Palmolive Co.	18,600	1,797,318
Procter & Gamble Co. (The)	7,619	1,365,782

		3,163,100

Industrial REITs — 0.1%
Lineage, Inc.	29,431	1,866,514

Insurance — 1.2%
Progressive Corp. (The)	63,374	17,040,001

Interactive Media & Services — 10.2%
Alphabet, Inc., Class A	178,559	30,167,543
Alphabet, Inc., Class C, NVS	232,433	39,627,502
Meta Platforms, Inc., Class A	117,758	67,630,774
Pinterest, Inc., Class A(a)	93,947	2,848,473
Snap, Inc., Class A, NVS(a)	146,523	1,730,437

		142,004,729

IT Services — 0.8%
Accenture PLC, Class A	30,751	11,143,240
Snowflake, Inc., Class A(a)	1,647	287,895

		11,431,135

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,491	1,033,533
Thermo Fisher Scientific, Inc.	14,345	7,597,543

		8,631,076

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 1.1%
Parker-Hannifin Corp.	20,809	$14,626,646

Media — 0.5%
Comcast Corp., Class A	165,764	7,159,347

Metals & Mining — 0.0%
Freeport-McMoRan, Inc.	14,038	620,480

Pharmaceuticals — 3.9%
Eli Lilly & Co.	46,488	36,974,231
Merck & Co., Inc.	159,994	16,261,790
Pfizer, Inc.	8,926	233,950
Zoetis, Inc., Class A	1,491	261,298

		53,731,269

Professional Services — 0.0%
Booz Allen Hamilton Holding Corp., Class A	1,744	258,426

Retail REITs — 0.1%
Simon Property Group, Inc.	10,229	1,878,044

Semiconductors & Semiconductor Equipment — 16.9%
Advanced Micro Devices, Inc.(a)	28,523	3,912,643
Applied Materials, Inc.	63,260	11,052,155
Broadcom, Inc.	232,317	37,653,939
KLA Corp.	8,562	5,539,871
Lam Research Corp.	142,816	10,551,246
Micron Technology, Inc.	57,262	5,608,813
Monolithic Power Systems, Inc.	3,666	2,080,968
NVIDIA Corp.	1,039,484	143,708,663
QUALCOMM, Inc.	98,516	15,617,741

		235,726,039

Software — 17.7%
Adobe, Inc.(a)	34,289	17,690,724
Atlassian Corp., Class A(a)	2,367	623,894
Autodesk, Inc.(a)	40,909	11,941,337
Cadence Design Systems, Inc.(a)	5,500	1,687,455
Crowdstrike Holdings, Inc., Class A(a)	16,409	5,677,022
Datadog, Inc., Class A(a)	17,596	2,687,789
Dropbox, Inc., Class A(a)	27,540	761,756
Fortinet, Inc.(a)	99,539	9,461,182
FreedomPay, Inc.(a)(b)	43,051	809,359
Intuit, Inc.	32,879	21,099,441
Manhattan Associates, Inc.(a)	23,061	6,582,532
Microsoft Corp.	191,045	80,899,916
Nutanix, Inc., Class A(a)	9,459	617,483
Oracle Corp.	69,259	12,801,833
Palantir Technologies, Inc., Class A(a)	48,897	3,280,011
Palo Alto Networks, Inc.(a)	34,732	13,469,764
Qualys, Inc.(a)	18,560	2,850,816
Salesforce, Inc.	13,526	4,463,445
ServiceNow, Inc.(a)	28,839	30,264,800
Smartsheet, Inc., Class A(a)	13,650	763,717

Security	Shares	Value

Software (continued)
Synopsys, Inc.(a)	20,178	$11,269,211
Tenable Holdings, Inc.(a)	55,661	2,336,649
Workday, Inc., Class A(a)	16,491	4,122,585

		246,162,721

Specialty Retail — 2.1%
Burlington Stores, Inc.(a)	1,101	310,350
Home Depot, Inc. (The)	33,716	14,468,547
Ross Stores, Inc.	38,191	5,914,640
TJX Cos., Inc. (The)	63,605	7,994,513

		28,688,050

Technology Hardware, Storage & Peripherals — 9.8%
Apple Inc.	495,900	117,691,947
Dell Technologies, Inc., Class C	10,238	1,306,266
Hewlett Packard Enterprise Co.	36,942	783,909
NetApp, Inc.	124,125	15,222,690
Seagate Technology Holdings PLC	15,954	1,616,619
Super Micro Computer, Inc.(a)(c)	9,879	322,451

		136,943,882

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	21,558	4,224,506

Trading Companies & Distributors — 0.2%
Ferguson Enterprises, Inc.	11,140	2,405,460

Total Long-Term Investments — 99.1% (Cost: $854,399,614)		1,380,415,868

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	184,408	184,500
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(d)(e)	12,485,688	12,485,688

Total Short-Term Securities — 0.9% (Cost: $12,670,188)		12,670,188

Total Investments — 100.0% (Cost: $867,069,802)		1,393,086,056

Other Assets Less Liabilities — 0.0%		381,096

Net Assets — 100.0%		$1,393,467,152

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Growth Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$183,747	(a)	$—	$753	$—	$184,500	184,408	$4,161	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	11,949,669	536,019	(a)	—	—	—	12,485,688	12,485,688	317,738		—

					$753	$—	$12,670,188		$321,899		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NASDAQ 100 E-Mini Index	33	12/20/24	$13,856	$330,721

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$330,721	$—	$—	$—	$330,721

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,358,930	$—	$—	$—	$1,358,930

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$41,976	$—	$—	$—	$41,976

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Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Growth Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$14,188,365

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,379,606,509	$—	$809,359	$1,380,415,868
Short-Term Securities
Money Market Funds	12,670,188	—	—	12,670,188

	$1,392,276,697	$—	$809,359	$1,393,086,056

Derivative Financial Instruments(a)
Assets
Equity Contracts	$330,721	$—	$—	$330,721

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.(a)	31,489	$2,189,115
AeroVironment, Inc.(a)	36,858	7,168,881
Astronics Corp.(a)	69,409	1,120,955
BWX Technologies, Inc.	27,236	3,563,831
Cadre Holdings, Inc.	22,363	746,701
Ducommun, Inc.(a)	85,885	5,754,295
Huntington Ingalls Industries, Inc.	9,274	1,835,510
Leonardo DRS, Inc.(a)	27,002	938,859
Mercury Systems, Inc.(a)	41,156	1,692,746
Moog, Inc., Class A	70,740	15,652,640
Rocket Lab U.S.A., Inc., Class A(a)(b)	286,270	7,809,446
Standardaero, Inc.(a)(b)	97,864	2,804,782
V2X, Inc.(a)	113,299	6,826,265

		58,104,026

Air Freight & Logistics — 0.0%
GXO Logistics, Inc.(a)	11,985	729,048
Hub Group, Inc., Class A	5,869	303,075

		1,032,123

Automobile Components — 1.5%
Adient PLC(a)	511,362	9,833,491
Cooper-Standard Holdings, Inc.(a)	83,576	1,290,413
Dana, Inc.	975,861	9,758,610
Gentherm, Inc.(a)	21,526	906,245
Goodyear Tire & Rubber Co. (The)(a)	456,402	4,901,757
Modine Manufacturing Co.(a)	135,588	18,411,495
Patrick Industries, Inc.	42,105	5,658,491
Standard Motor Products, Inc.	76,626	2,519,463
Visteon Corp.(a)	129,144	12,058,175

		65,338,140

Banks — 9.6%
1st Source Corp.	122,752	7,965,377
Amalgamated Financial Corp.	416,215	14,829,740
Ameris Bancorp	100,617	7,071,363
Associated Banc-Corp.	152,005	4,057,013
Axos Financial, Inc.(a)(b)	55,971	4,637,197
BancFirst Corp.	5,469	690,625
Bank of Marin Bancorp	77,586	1,961,374
Bank OZK	138,778	6,934,737
Bank7 Corp.	21,022	1,001,909
BankFinancial Corp.	10,779	144,223
Business First Bancshares, Inc.	73,890	2,105,865
Byline Bancorp, Inc.	113,017	3,550,994
Capital City Bank Group, Inc.	186,634	7,345,914
Capitol Federal Financial, Inc.	174,601	1,166,335
Coastal Financial Corp.(a)	46,059	3,525,816
Colony Bankcorp, Inc.	12,917	227,727
Commerce Bancshares, Inc.	71,785	5,294,144
Community Trust Bancorp, Inc.	58,965	3,477,756
ConnectOne Bancorp, Inc.	348,866	9,593,815
Cullen/Frost Bankers, Inc.	39,256	5,520,179
Customers Bancorp, Inc.(a)	12,336	696,367
Dime Community Bancshares, Inc.	46,661	1,674,197
Eagle Bancorp, Inc.	27,856	817,852
Enterprise Bancorp, Inc.	20,744	767,321
Enterprise Financial Services Corp.	265,769	16,102,944
FB Financial Corp.	280,106	15,811,984
Financial Institutions, Inc.	64,598	1,754,482
First Bancshares, Inc. (The)	196,457	7,296,413
First Busey Corp.	120,041	3,203,894
First Business Financial Services, Inc.	79,585	3,988,800

Security	Shares	Value

Banks (continued)
First Community Bankshares, Inc.	65,480	$3,023,212
First Financial Bankshares, Inc.	359,039	14,964,746
First Financial Corp.	100,517	4,909,250
First Financial Northwest, Inc.	10,506	237,436
First Horizon Corp.	584,156	12,343,216
First Internet Bancorp	64,954	2,723,521
First Interstate BancSystem, Inc., Class A	306,103	10,704,422
First of Long Island Corp. (The)	63,493	918,744
First United Corp.	27,302	973,043
Flushing Financial Corp.	34,644	614,585
FNB Corp.	362,171	6,211,233
Hancock Whitney Corp.	436,021	25,890,927
HBT Financial, Inc.	163,944	3,926,459
Heartland Financial U.S.A., Inc.	64,718	4,372,995
Heritage Commerce Corp.	697,987	7,412,622
Heritage Financial Corp.	34,073	901,231
HomeTrust Bancshares, Inc.	125,609	4,658,838
Horizon Bancorp, Inc.	583,070	10,664,350
Independent Bank Corp.	127,834	4,810,393
Independent Bank Group, Inc.	55,440	3,710,045
Kearny Financial Corp.	706,947	5,599,020
Live Oak Bancshares, Inc.	19,295	914,583
Mercantile Bank Corp.	59,567	2,981,328
Metropolitan Bank Holding Corp.(a)	20,677	1,342,764
Mid Penn Bancorp, Inc.	66,329	2,125,844
Midland States Bancorp, Inc.	333,766	8,961,617
MidWestOne Financial Group, Inc.	16,809	553,857
National Bank Holdings Corp., Class A	39,476	1,884,584
Northeast Bank	7,045	693,580
Northfield Bancorp, Inc.	152,437	2,039,607
Northrim BanCorp, Inc.	109,400	9,306,658
OceanFirst Financial Corp.	904,207	18,699,001
Origin Bancorp, Inc.	85,530	2,938,811
Orrstown Financial Services, Inc.	9,625	380,187
Peapack-Gladstone Financial Corp.	110,480	3,992,747
Peoples Bancorp, Inc.	20,038	702,933
Premier Financial Corp.	348,734	9,663,419
Primis Financial Corp.	26,250	328,125
Provident Financial Services, Inc.	481,474	10,168,731
Republic Bancorp, Inc., Class A	32,246	2,459,564
Riverview Bancorp, Inc.	204,610	1,141,724
Sandy Spring Bancorp, Inc.	204,574	7,708,348
ServisFirst Bancshares, Inc.	74,850	7,169,133
Shore Bancshares, Inc.	136,114	2,239,075
Sierra Bancorp	83,125	2,615,944
SmartFinancial, Inc.	42,111	1,526,945
South Plains Financial, Inc.	81,897	3,184,974
Southern First Bancshares, Inc.(a)	50,429	2,253,672
Southern Missouri Bancorp, Inc.	1,776	116,594
Southside Bancshares, Inc.	28,544	1,002,465
Stellar Bancorp, Inc.	23,175	718,657
Tompkins Financial Corp.	9,058	691,216
UMB Financial Corp.	44,091	5,532,980
Univest Financial Corp.	182,924	5,809,666
Valley National Bancorp	1,146,226	12,195,845
Veritex Holdings, Inc.	61,981	1,884,842
Washington Trust Bancorp, Inc.	211,860	7,868,480
Webster Financial Corp.	12,752	787,819
WesBanco, Inc.	325,594	11,506,492

		428,879,456

Biotechnology — 9.1%
4D Molecular Therapeutics, Inc.(a)	152,112	1,192,558

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Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
ACADIA Pharmaceuticals, Inc.(a)	541,519	$8,837,590
ADMA Biologics, Inc.(a)	342,994	6,897,609
Agios Pharmaceuticals, Inc.(a)	76,985	4,572,139
Akero Therapeutics, Inc.(a)	142,893	4,586,865
Alector, Inc.(a)	667,104	1,727,799
Alkermes PLC(a)	109,341	3,173,076
Allogene Therapeutics, Inc.(a)	328,343	814,291
Amicus Therapeutics, Inc.(a)	1,144,107	11,418,188
AnaptysBio, Inc.(a)	101,085	2,523,082
Anika Therapeutics, Inc.(a)	37,826	670,277
Apellis Pharmaceuticals, Inc.(a)(b)	155,024	5,259,964
Arcellx, Inc.(a)	41,933	3,693,039
Arcturus Therapeutics Holdings, Inc.(a)(b)	143,448	2,630,836
Arcus Biosciences, Inc.(a)(b)	197,314	3,046,528
Arcutis Biotherapeutics, Inc.(a)	51,411	670,399
Ardelyx, Inc.(a)	127,885	725,108
Arrowhead Pharmaceuticals, Inc.(a)	71,246	1,854,533
ARS Pharmaceuticals, Inc.(a)	65	943
Astria Therapeutics, Inc.(a)	29,356	305,009
Atossa Therapeutics, Inc.(a)(b)	246,842	320,895
Avidity Biosciences, Inc.(a)	79,729	3,430,739
Beam Therapeutics, Inc.(a)	181,578	4,969,790
BioCryst Pharmaceuticals, Inc.(a)	1,146,899	8,601,743
Biohaven Ltd.(a)	27,173	1,250,230
Blueprint Medicines Corp.(a)	149,020	14,362,548
Bridgebio Pharma, Inc.(a)	195,725	5,302,190
C4 Therapeutics, Inc.(a)(b)	82,888	377,140
CareDx, Inc.(a)	197,999	4,858,896
Catalyst Pharmaceuticals, Inc.(a)	510,596	11,268,854
Celldex Therapeutics, Inc.(a)(b)	145,678	3,997,404
Coherus Biosciences, Inc.(a)(b)	988,263	1,205,681
Crinetics Pharmaceuticals, Inc.(a)	56,908	3,255,138
Cyclo Therapeutics, Inc.(a)	623	414
Cytokinetics, Inc.(a)	122,799	6,368,356
Day One Biopharmaceuticals, Inc.(a)	202,590	2,822,079
Denali Therapeutics, Inc.(a)	424,768	10,619,200
Dynavax Technologies Corp.(a)	67,927	873,541
Dyne Therapeutics, Inc.(a)	135,587	4,150,318
Editas Medicine, Inc.(a)	281,423	630,388
Emergent BioSolutions, Inc.(a)(b)	158,614	1,605,174
Enanta Pharmaceuticals, Inc.(a)	109,547	942,104
Fate Therapeutics, Inc.(a)	943,407	2,990,600
Halozyme Therapeutics, Inc.(a)	161,195	7,769,599
Ideaya Biosciences, Inc.(a)	291,562	7,977,136
Immunovant, Inc.(a)	19,779	557,768
Insmed, Inc.(a)(b)	183,240	13,772,318
Intellia Therapeutics, Inc.(a)(b)	456,568	7,131,592
Ionis Pharmaceuticals, Inc.(a)	225,791	8,067,512
Iovance Biotherapeutics, Inc.(a)	259,822	2,421,541
iTeos Therapeutics, Inc.(a)	423,181	3,618,198
Karyopharm Therapeutics, Inc.(a)(b)	699,294	590,973
Keros Therapeutics, Inc.(a)	12,122	699,924
Kiniksa Pharmaceuticals International PLC(a)	323,349	7,139,546
Kodiak Sciences, Inc.(a)	539,215	3,596,564
Krystal Biotech, Inc.(a)	16,828	3,322,184
Kura Oncology, Inc.(a)	364,184	4,020,591
Kymera Therapeutics, Inc.(a)	125,386	5,874,334
Madrigal Pharmaceuticals, Inc.(a)	14,563	4,779,431
MannKind Corp.(a)(b)	287,794	1,951,243
MiMedx Group, Inc.(a)	135,288	1,251,414
Mirum Pharmaceuticals, Inc.(a)	10,928	505,092
Myriad Genetics, Inc.(a)	210,879	3,431,001

Security	Shares	Value

Biotechnology (continued)
Natera, Inc.(a)	44,994	$7,549,093
Neurocrine Biosciences, Inc.(a)	5,884	745,797
NextCure, Inc.(a)	169,789	198,653
Nurix Therapeutics, Inc.(a)	141,523	3,129,074
Nuvalent, Inc., Class A(a)	43,415	4,197,362
Olema Pharmaceuticals, Inc.(a)	151,119	1,529,324
PMV Pharmaceuticals, Inc.(a)(b)	280,445	454,321
Poseida Therapeutics, Inc.(a)	104,999	977,541
Prothena Corp. PLC(a)(b)	68,410	1,108,926
PTC Therapeutics, Inc.(a)(b)	226,064	9,919,688
Puma Biotechnology, Inc.(a)	222,482	754,214
Recursion Pharmaceuticals, Inc., Class A(a)(b)	414,775	2,932,459
REGENXBIO, Inc.(a)	299,426	2,970,306
Relay Therapeutics, Inc.(a)	859,646	4,040,336
Replimune Group, Inc.(a)	131,162	1,846,761
REVOLUTION Medicines, Inc.(a)	157,558	9,114,730
Rhythm Pharmaceuticals, Inc.(a)(b)	60,472	3,751,683
Rigel Pharmaceuticals, Inc.(a)	72,295	1,996,065
Sana Biotechnology, Inc.(a)(b)	189,921	527,980
Sangamo Therapeutics, Inc.(a)	632,722	1,429,952
Sarepta Therapeutics, Inc.(a)	23,334	3,111,356
Scholar Rock Holding Corp.(a)	105,508	4,209,769
SpringWorks Therapeutics, Inc.(a)	41,845	1,735,731
Sutro Biopharma, Inc.(a)	352,850	935,053
Syndax Pharmaceuticals, Inc.(a)	400,427	6,695,139
TG Therapeutics, Inc.(a)	320,071	11,138,471
Travere Therapeutics, Inc.(a)	404,387	7,606,520
Twist Bioscience Corp.(a)(b)	131,870	6,485,367
Ultragenyx Pharmaceutical, Inc.(a)	167,752	7,990,028
Vanda Pharmaceuticals, Inc.(a)	833,460	4,292,319
Vaxcyte, Inc.(a)	132,563	12,505,993
Vera Therapeutics, Inc., Class A(a)	16,009	796,448
Veracyte, Inc.(a)	298,833	12,834,877
Vericel Corp.(a)	100,963	5,869,989
Verve Therapeutics, Inc.(a)	402,532	2,258,205
Viking Therapeutics, Inc.(a)	46,039	2,437,305
Vir Biotechnology, Inc.(a)	395,351	3,146,994
Voyager Therapeutics, Inc.(a)	114,859	787,933
Xencor, Inc.(a)	281,714	7,211,878

		408,504,856

Broadline Retail — 0.1%
Etsy, Inc.(a)(b)	75,395	4,136,170
Kohl’s Corp.	62,199	931,119

		5,067,289

Building Products — 1.6%
Advanced Drainage Systems, Inc.(b)	25,029	3,386,173
American Woodmark Corp.(a)	85,327	7,745,985
Apogee Enterprises, Inc.	59,374	4,999,885
AZEK Co., Inc. (The), Class A(a)	255,692	13,582,359
Caesarstone Ltd.(a)	75,741	332,503
CSW Industrials, Inc.	3,806	1,607,616
Gibraltar Industries, Inc.(a)	164,738	11,933,621
JELD-WEN Holding, Inc.(a)	342,594	3,730,849
UFP Industries, Inc.	110,126	14,966,123
Zurn Elkay Water Solutions Corp.	192,194	7,653,165

		69,938,279

Capital Markets — 3.2%
Artisan Partners Asset Management, Inc., Class A	81,903	3,996,047
Brightsphere Investment Group, Inc.	204,889	6,388,439
Donnelley Financial Solutions, Inc.(a)	68,600	4,133,150
Evercore, Inc., Class A	79,774	24,562,415

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Federated Hermes, Inc., Class B	251,900	$10,768,725
Hamilton Lane, Inc., Class A	58,092	11,176,901
Houlihan Lokey, Inc., Class A	125,240	23,681,632
Invesco Ltd.	706,306	12,777,076
Patria Investments Ltd., Class A	88,767	1,061,653
PJT Partners, Inc., Class A	109,106	18,259,980
SEI Investments Co.	88,932	7,348,451
StepStone Group, Inc., Class A	34,826	2,294,685
Stifel Financial Corp.	24,995	2,894,421
Victory Capital Holdings, Inc., Class A	90,648	6,298,223
Virtu Financial, Inc., Class A	163,393	6,096,193

		141,737,991

Chemicals — 1.0%
Balchem Corp.	21,035	3,797,238
Cabot Corp.	118,876	13,031,187
Huntsman Corp.	123,172	2,411,708
Innospec, Inc.	38,571	4,574,906
Minerals Technologies, Inc.	125,501	10,237,117
Quaker Chemical Corp.	54,191	8,545,921
Rayonier Advanced Materials, Inc.(a)	225,092	1,983,060

		44,581,137

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	28,222	1,613,452
ACV Auctions, Inc., Class A(a)	17,950	406,029
BrightView Holdings, Inc.(a)	69,651	1,191,032
Cimpress PLC(a)	5,329	427,919
CoreCivic, Inc.(a)	339,981	7,591,776
GEO Group, Inc. (The)(a)	64,358	1,834,846
Healthcare Services Group, Inc.(a)	376,931	4,651,328
Interface, Inc., Class A	17,554	466,059
Steelcase, Inc., Class A	367,910	4,955,748
Tetra Tech, Inc.	79,154	3,285,682

		26,423,871

Communications Equipment — 0.5%
Calix, Inc.(a)	278,398	9,056,287
Lumentum Holdings, Inc.(a)	4,790	416,586
NETGEAR, Inc.(a)	380,714	9,365,564
Viasat, Inc.(a)	185,942	1,734,839

		20,573,276

Construction & Engineering — 2.9%
Comfort Systems U.S.A., Inc.	58,588	28,899,703
Construction Partners, Inc., Class A(a)	41,040	4,170,074
Dycom Industries, Inc.(a)	98,730	17,885,927
EMCOR Group, Inc.	34,826	17,765,439
IES Holdings, Inc.(a)	8,353	2,588,219
MasTec, Inc.(a)	50,548	7,281,945
Matrix Service Co.(a)	67,511	895,196
Primoris Services Corp.	318,585	26,668,750
Sterling Infrastructure, Inc.(a)	90,962	17,687,561
Tutor Perini Corp.(a)	241,157	6,554,647

		130,397,461

Consumer Finance — 2.2%
Encore Capital Group, Inc.(a)	9,572	470,799
Enova International, Inc.(a)	266,930	28,163,784
EZCORP, Inc., Class A, NVS(a)	914,330	11,703,424
FirstCash Holdings, Inc.	156,560	17,043,122
LendingTree, Inc.(a)	72,393	3,200,494
OneMain Holdings, Inc.	218,488	12,530,287
PROG Holdings, Inc.	338,968	16,494,183

Security	Shares	Value

Consumer Finance (continued)
Regional Management Corp.	119,102	$3,636,184
Upstart Holdings, Inc.(a)(b)	44,706	3,522,386

		96,764,663

Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	20,976	1,001,394
PriceSmart, Inc.	45,397	4,073,927
SpartanNash Co.	66,157	1,255,660
Sprouts Farmers Market, Inc.(a)	221,465	34,211,913

		40,542,894

Containers & Packaging — 0.2%
Crown Holdings, Inc.	89,910	8,279,812

Distributors — 0.0%
GigaCloud Technology, Inc., Class A(a)(b)	30,033	741,815

Diversified Consumer Services — 1.0%
American Public Education, Inc.(a)	75,187	1,550,356
Bright Horizons Family Solutions, Inc.(a)	60,598	7,006,947
Coursera, Inc.(a)	429,425	3,413,929
Frontdoor, Inc.(a)	82,674	4,844,696
Laureate Education, Inc., Class A(a)	1,015,750	19,299,250
OneSpaWorld Holdings Ltd.	140,911	2,675,900
Strategic Education, Inc.	20,412	2,016,910
Stride, Inc.(a)	32,343	3,456,496

		44,264,484

Diversified REITs — 0.7%
Alexander & Baldwin, Inc.	19,616	386,043
American Assets Trust, Inc.	597,562	16,994,663
Armada Hoffler Properties, Inc.	154,912	1,711,778
CTO Realty Growth, Inc.	544,352	11,110,224
Gladstone Commercial Corp.	28,705	505,495

		30,708,203

Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc., Class A(a)	21,888	521,153
ATN International, Inc.	17,082	337,882
Bandwidth, Inc., Class A(a)	241,413	5,076,916
IDT Corp., Class B	99,202	5,122,791
Iridium Communications, Inc.	262,164	7,791,514
Lumen Technologies, Inc.(a)	1,106,854	8,124,308

		26,974,564

Electric Utilities — 0.5%
TXNM Energy, Inc.	460,927	22,608,469

Electrical Equipment — 0.9%
Acuity Brands, Inc.(b)	8,992	2,883,644
Allient, Inc.	36,219	940,607
American Superconductor Corp.(a)	65,314	2,224,595
Atkore, Inc.	88,147	8,313,144
Bloom Energy Corp., Class A(a)	85,877	2,357,324
EnerSys	106,455	10,289,940
Generac Holdings, Inc.(a)	7,706	1,450,269
NEXTracker, Inc., Class A(a)	141,453	5,397,847
Powell Industries, Inc.	25,515	6,822,201
Sunrun, Inc.(a)	38,127	439,604

		41,119,175

Electronic Equipment, Instruments & Components — 3.2%
Avnet, Inc.	135,256	7,399,856
Badger Meter, Inc.	36,484	7,910,461
Benchmark Electronics, Inc.	213,314	10,343,596
ePlus, Inc.(a)	36,855	2,980,095
Fabrinet(a)	115,243	27,033,703

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc.(a)	21,339	$560,149
Flex Ltd.(a)	327,359	12,757,180
Insight Enterprises, Inc.(a)(b)	78,217	12,237,050
Itron, Inc.(a)(b)	22,687	2,689,090
Kimball Electronics, Inc.(a)	56,404	1,106,082
Methode Electronics, Inc.	27,275	297,843
Napco Security Technologies, Inc.	57,144	2,241,759
OSI Systems, Inc.(a)	25,578	4,537,537
PC Connection, Inc.	204,400	14,835,352
Plexus Corp.(a)	31,303	5,146,213
Sanmina Corp.(a)	184,733	14,669,648
ScanSource, Inc.(a)	61,811	3,115,893
TTM Technologies, Inc.(a)	508,619	12,400,131

		142,261,638

Energy Equipment & Services — 2.0%
Archrock, Inc.	402,830	10,320,505
Borr Drilling Ltd.(b)	259,795	966,437
ChampionX Corp.	146,847	4,544,915
Helix Energy Solutions Group, Inc.(a)	255,591	2,732,268
Helmerich & Payne, Inc.	143,088	4,955,137
Liberty Energy, Inc., Class A	623,834	11,478,546
Noble Corp. PLC	30,670	1,026,525
NOV, Inc.	386,716	6,195,190
Oceaneering International, Inc.(a)	333,561	10,000,159
Oil States International, Inc.(a)	513,017	2,821,593
Patterson-UTI Energy, Inc.	1,492,034	12,533,086
ProPetro Holding Corp.(a)(b)	1,239,070	10,408,188
RPC, Inc.	119,973	772,626
Solaris Energy Infrastructure, Inc., Class A	137,544	3,390,460
Tidewater, Inc.(a)(b)	126,552	6,545,269
Transocean Ltd.(a)(b)	702,193	3,089,649

		91,780,553

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	109,858	3,792,298
Eros Media World PLC, Class A(a)	23,977	62
Eventbrite, Inc., Class A(a)	321,714	1,132,433
Lions Gate Entertainment Corp., Class A(a)(b)	92,755	764,301
Lions Gate Entertainment Corp., Class B, NVS(a)	66,880	492,906
Marcus Corp. (The)	131,234	2,971,138
Roku, Inc., Class A(a)	173,953	12,007,976

		21,161,114

Financial Services — 1.8%
Alerus Financial Corp.	26,018	573,437
Banco Latinoamericano de Comercio Exterior SA, Class E	150,287	5,120,278
Enact Holdings, Inc.	20,094	707,510
Essent Group Ltd.	301,697	17,432,053
Euronet Worldwide, Inc.(a)	151,426	15,919,415
Flywire Corp.(a)	10,580	240,272
Mr. Cooper Group, Inc.(a)	90,103	8,890,463
NewtekOne, Inc.	22,006	319,087
NMI Holdings, Inc., Class A(a)	336,502	13,456,715
Pagseguro Digital Ltd., Class A(a)	508,124	3,729,630
Remitly Global, Inc.(a)	230,529	4,739,676
Repay Holdings Corp., Class A(a)	294,432	2,379,010
StoneCo Ltd., Class A(a)	522,960	4,957,661
Velocity Financial, Inc.(a)	29,076	594,895

		79,060,102

Food Products — 0.7%
Fresh Del Monte Produce, Inc.	78,514	2,649,847
Freshpet, Inc.(a)	89,277	13,663,845

Security	Shares	Value

Food Products (continued)
John B. Sanfilippo & Son, Inc.	6,402	$552,813
Lancaster Colony Corp.	12,294	2,284,717
Simply Good Foods Co. (The)(a)	14,187	564,501
SunOpta, Inc.(a)(b)	490,807	3,803,754
Vital Farms, Inc.(a)	220,520	7,321,264

		30,840,741

Gas Utilities — 0.5%
New Jersey Resources Corp.	256,223	13,215,982
ONE Gas, Inc.	13,581	1,058,910
Southwest Gas Holdings, Inc.	50,435	3,942,000
UGI Corp.	78,951	2,397,742

		20,614,634

Ground Transportation — 0.2%
Covenant Logistics Group, Inc., Class A	134,145	7,791,141
Lyft, Inc., Class A(a)	165,285	2,869,348

		10,660,489

Health Care Equipment & Supplies — 2.1%
Accuray, Inc.(a)	337,460	752,536
AngioDynamics, Inc.(a)	244,196	1,692,278
Artivion, Inc.(a)	115,363	3,405,516
AtriCure, Inc.(a)	94,481	3,416,433
Cerus Corp.(a)	244,163	451,702
Envista Holdings Corp.(a)(b)	83,310	1,856,980
ICU Medical, Inc.(a)	21,474	3,520,877
Inspire Medical Systems, Inc.(a)(b)	17,048	3,286,172
iRadimed Corp.	60,544	3,265,138
iRhythm Technologies, Inc.(a)	44,703	3,887,596
Lantheus Holdings, Inc.(a)	25,934	2,315,128
LeMaitre Vascular, Inc.	199,112	21,302,993
Novocure Ltd.(a)(b)	526,859	10,558,254
Omnicell, Inc.(a)	181,125	8,438,614
OraSure Technologies, Inc.(a)	483,564	1,837,543
RxSight, Inc.(a)	54,420	2,551,210
SI-BONE, Inc.(a)	87,634	1,188,317
STAAR Surgical Co.(a)	138,492	4,030,117
Surmodics, Inc.(a)	21,058	830,738
Tactile Systems Technology, Inc.(a)	234,130	4,574,900
Tandem Diabetes Care, Inc.(a)	156,830	4,803,703
TransMedics Group, Inc.(a)	11,274	977,569
Varex Imaging Corp.(a)	200,483	3,344,056

		92,288,370

Health Care Providers & Services — 2.8%
Accolade, Inc.(a)	139,304	537,714
AdaptHealth Corp.(a)(b)	61,795	619,804
Addus HomeCare Corp.(a)	121,741	14,954,665
Alignment Healthcare, Inc.(a)	79,305	1,000,036
Aveanna Healthcare Holdings, Inc.(a)	139,722	811,785
Brookdale Senior Living, Inc.(a)	312,149	1,773,006
Castle Biosciences, Inc.(a)	216,151	6,545,052
Concentra Group Holdings Parent, Inc.	280,975	6,130,875
CorVel Corp.(a)	29,341	10,721,202
Cross Country Healthcare, Inc.(a)	247,603	2,664,208
Enhabit, Inc.(a)	43,162	333,642
Ensign Group, Inc. (The)	11,118	1,625,563
Fulgent Genetics, Inc.(a)	21,751	398,043
Guardant Health, Inc.(a)	299,649	10,670,501
HealthEquity, Inc.(a)	89,895	9,127,938
Hims & Hers Health, Inc., Class A(a)	266,164	8,575,804
NeoGenomics, Inc.(a)(b)	97,296	1,725,058
Pediatrix Medical Group, Inc.(a)	72,543	1,085,243
Privia Health Group, Inc.(a)(b)	823,789	17,694,988

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Progyny, Inc.(a)	513,432	$7,994,136
RadNet, Inc.(a)	70,858	5,793,350
Select Medical Holdings Corp.	348,185	7,350,185
Surgery Partners, Inc.(a)(b)	314,092	7,487,953
Viemed Healthcare, Inc.(a)	186,918	1,620,579

		127,241,330

Health Care Technology — 0.5%
Doximity, Inc., Class A(a)	13,056	691,968
Evolent Health, Inc., Class A(a)(b)	91,039	1,176,224
Health Catalyst, Inc.(a)	260,475	2,299,994
HealthStream, Inc.	42,303	1,400,229
Phreesia, Inc.(a)(b)	340,627	7,163,386
Teladoc Health, Inc.(a)	807,774	9,677,133

		22,408,934

Hotel & Resort REITs — 1.1%
Braemar Hotels & Resorts, Inc.	1,921,586	6,917,710
Chatham Lodging Trust	863,334	7,951,306
Park Hotels & Resorts, Inc.	489,464	7,611,165
Pebblebrook Hotel Trust	280,179	3,880,479
RLJ Lodging Trust	1,799,732	18,375,264
Ryman Hospitality Properties, Inc.	20,568	2,411,392
Summit Hotel Properties, Inc.	302,624	1,991,266

		49,138,582

Hotels, Restaurants & Leisure — 1.5%
Accel Entertainment, Inc., Class A(a)	211,235	2,441,877
BJ’s Restaurants, Inc.(a)	21,152	813,083
Brinker International, Inc.(a)	78,929	10,439,939
El Pollo Loco Holdings, Inc.(a)	166,897	2,122,930
Everi Holdings, Inc.(a)	120,664	1,625,344
Life Time Group Holdings, Inc.(a)	163,623	3,971,130
Monarch Casino & Resort, Inc.	42,775	3,593,528
PlayAGS, Inc.(a)	199,050	2,312,961
Rush Street Interactive, Inc., Class A(a)	254,459	3,669,299
Shake Shack, Inc., Class A(a)	32,619	4,362,139
Super Group SGHC Ltd.	137,722	915,851
Sweetgreen, Inc., Class A(a)	52,238	2,140,713
Texas Roadhouse, Inc.	34,792	7,141,754
Travel + Leisure Co.	14,637	817,769
Wingstop, Inc.	58,368	19,189,647

		65,557,964

Household Durables — 2.5%
Beazer Homes U.S.A., Inc.(a)	16,580	579,471
Century Communities, Inc.	167,912	15,172,528
Champion Homes, Inc.(a)	15,077	1,563,937
Ethan Allen Interiors, Inc.	91,653	2,816,497
Hooker Furnishings Corp.	25,774	482,747
Installed Building Products, Inc.	48,679	11,134,835
LGI Homes, Inc.(a)	24,329	2,663,782
M/I Homes, Inc.(a)	147,972	24,419,819
Newell Brands, Inc.	262,051	2,513,069
Taylor Morrison Home Corp., Class A(a)	120,368	8,891,584
Toll Brothers, Inc.	125,189	20,677,467
Tri Pointe Homes, Inc.(a)	494,284	21,516,183
Universal Electronics, Inc.(a)	13,842	160,290
Vizio Holding Corp., Class A(a)(b)	91,046	1,037,014

		113,629,223

Household Products — 0.2%
Central Garden & Pet Co.(a)	18,562	737,840
Central Garden & Pet Co., Class A, NVS(a)	247,171	8,351,908

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	12,674	$1,165,374
WD-40 Co.	1,837	509,014

		10,764,136

Independent Power and Renewable Electricity Producers — 0.0%
Spruce Power Holding Corp.(a)	110	281

Industrial REITs — 0.9%
First Industrial Realty Trust, Inc.	649,428	34,711,927
Industrial Logistics Properties Trust	166,598	644,734
Plymouth Industrial REIT, Inc.	293,293	5,496,311

		40,852,972

Insurance — 1.6%
Ambac Financial Group, Inc.(a)	231,533	2,972,884
AMERISAFE, Inc.	149,827	8,842,789
CNO Financial Group, Inc.	154,561	6,166,984
Crawford & Co., Class A, NVS	53,932	639,094
Donegal Group, Inc., Class A	108,280	1,801,779
eHealth, Inc.(a)	199,911	1,129,497
Genworth Financial, Inc., Class A(a)	399,488	3,116,006
Hamilton Insurance Group Ltd., Class B(a)	15,201	290,035
HCI Group, Inc.	5,724	697,584
Kinsale Capital Group, Inc.	5,468	2,780,150
Lemonade, Inc.(a)	6,034	312,621
Mercury General Corp.	66,481	5,249,340
Oscar Health, Inc., Class A(a)	186,202	3,226,881
Palomar Holdings, Inc.(a)	57,869	6,267,213
Reinsurance Group of America, Inc.	99,858	22,807,567
Selective Insurance Group, Inc.	37,356	3,813,674
Selectquote, Inc.(a)	291,706	872,201
Tiptree, Inc.	34,434	784,751
United Fire Group, Inc.	48,573	1,486,334

		73,257,384

Interactive Media & Services — 1.3%
Bumble, Inc., Class A(a)	261,804	2,275,077
EverQuote, Inc., Class A(a)	406,491	7,800,562
MediaAlpha, Inc., Class A(a)	330,010	4,168,026
Nextdoor Holdings, Inc., Class A(a)	175,000	425,250
QuinStreet, Inc.(a)	325,004	7,403,591
Shutterstock, Inc.	94,735	3,001,205
TrueCar, Inc.(a)	268,702	1,144,671
Vimeo, Inc.(a)	819,836	5,353,529
Yelp, Inc.(a)	460,226	17,589,838
Ziff Davis, Inc.(a)	46,457	2,733,994
ZipRecruiter, Inc., Class A(a)(b)	910,102	8,063,504

		59,959,247

IT Services — 0.4%
Backblaze, Inc., Class A(a)	55,947	363,096
Fastly, Inc., Class A(a)	172,215	1,460,383
Grid Dynamics Holdings, Inc., Class A(a)	54,560	998,448
Hackett Group, Inc. (The)	197,984	6,204,819
Kyndryl Holdings, Inc.(a)	163,581	5,677,896
Unisys Corp.(a)	185,891	1,483,410

		16,188,052

Leisure Products — 0.3%
MasterCraft Boat Holdings, Inc.(a)	36,188	767,186
YETI Holdings, Inc.(a)	330,761	13,352,821

		14,120,007

Life Sciences Tools & Services — 0.5%
10X Genomics, Inc., Class A(a)	154,619	2,458,442
AbCellera Biologics, Inc.(a)(b)	363,294	1,093,515

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(a)(b)	852,994	$5,066,784
Codexis, Inc.(a)	526,075	2,409,424
Cytek Biosciences, Inc.(a)	28,751	187,744
Harvard Bioscience, Inc.(a)	307	675
Maravai LifeSciences Holdings, Inc., Class A(a)	130,716	741,160
Medpace Holdings, Inc.(a)	14,058	4,788,577
Personalis, Inc.(a)(b)	642,191	2,549,498
Quanterix Corp.(a)	31,447	387,742
Seer, Inc., Class A(a)	320,994	792,855

		20,476,416

Machinery — 3.4%
Alamo Group, Inc.	8,489	1,697,375
Atmus Filtration Technologies, Inc.	139,344	6,032,202
Blue Bird Corp.(a)	77,430	3,147,529
Chart Industries, Inc.(a)	35,363	6,833,900
Columbus McKinnon Corp.	14,431	566,994
Energy Recovery, Inc.(a)	22,602	351,687
Federal Signal Corp.	90,917	8,856,225
Flowserve Corp.	546,294	33,334,860
Franklin Electric Co., Inc.	118,432	12,826,186
Greenbrier Cos., Inc. (The)	6,839	465,052
Kennametal, Inc.	167,384	4,803,921
Manitowoc Co., Inc. (The)(a)	445,261	4,733,124
Miller Industries, Inc.	11,905	876,446
Mueller Industries, Inc.	156,073	12,606,016
Mueller Water Products, Inc., Class A	250,290	6,267,262
Oshkosh Corp.	157,078	17,845,632
Shyft Group, Inc. (The)	188,865	2,662,996
SPX Technologies, Inc.(a)	20,013	3,531,094
Tennant Co.	48,646	4,298,847
Trinity Industries, Inc.	160,737	6,059,785
Wabash National Corp.	53,963	1,070,086
Watts Water Technologies, Inc., Class A	59,378	12,813,179

		151,680,398

Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	263,298	4,178,539
Kirby Corp.(a)	4,008	507,052
Matson, Inc.	61,280	9,386,871

		14,072,462

Media — 0.7%
Cable One, Inc.	17,784	7,473,192
EchoStar Corp., Class A(a)	186,130	4,707,228
Entravision Communications Corp., Class A	307,587	750,512
EW Scripps Co. (The), Class A(a)	185,240	370,480
Gambling.com Group Ltd.(a)	71,619	949,668
Gray Television, Inc.	196,087	837,291
Integral Ad Science Holding Corp.(a)	222,274	2,485,023
Magnite, Inc.(a)	143,673	2,412,270
New York Times Co. (The), Class A	100,999	5,480,206
PubMatic, Inc., Class A(a)	82,443	1,314,966
TEGNA, Inc.	113,509	2,130,564
Thryv Holdings, Inc.(a)	285,444	4,515,724
Townsquare Media, Inc., Class A	77	778

		33,427,902

Metals & Mining — 2.1%
Alcoa Corp.	45,292	2,102,908
Alpha Metallurgical Resources, Inc.	45,985	11,292,536
Carpenter Technology Corp.	67,534	13,104,297
Century Aluminum Co.(a)	450,488	10,284,641
Cleveland-Cliffs, Inc.(a)	657,548	8,186,473
Coeur Mining, Inc.(a)	873,234	5,641,092

Security	Shares	Value

Metals & Mining (continued)
Compass Minerals International, Inc.	194,403	$2,999,638
Hecla Mining Co.	1,041,357	5,748,291
i-80 Gold Corp.(a)	531,838	335,005
Kaiser Aluminum Corp.	106,187	8,630,879
Materion Corp.	59,083	6,831,176
Novagold Resources, Inc.(a)	661,232	2,420,109
Olympic Steel, Inc.	110,390	4,667,289
Piedmont Lithium, Inc.(a)(b)	100,082	1,257,030
Radius Recycling, Inc., Class A	280,492	5,559,351
Ryerson Holding Corp.	134,845	3,465,517
SunCoke Energy, Inc.	73,344	913,866
Tredegar Corp.(a)	72,228	517,875
Warrior Met Coal, Inc.	16,055	1,128,988

		95,086,961

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.	362,498	5,379,470
TPG RE Finance Trust, Inc.	183,452	1,674,917

		7,054,387

Multi-Utilities — 0.9%
Avista Corp.	118,456	4,583,063
Black Hills Corp.	172,397	11,045,476
Northwestern Energy Group, Inc.	412,165	22,767,994
Unitil Corp.	18,853	1,131,557

		39,528,090

Office REITs — 0.7%
Brandywine Realty Trust	319,406	1,788,674
COPT Defense Properties	278,264	9,168,799
Kilroy Realty Corp.	134,795	5,598,036
Paramount Group, Inc.	2,444,644	11,880,970
Piedmont Office Realty Trust, Inc., Class A	289,460	2,755,659

		31,192,138

Oil, Gas & Consumable Fuels — 2.3%
Civitas Resources, Inc.	81,425	4,224,329
Delek U.S. Holdings, Inc.	390,266	7,434,567
Encore Energy Corp.(a)(b)	198,939	751,989
Evolution Petroleum Corp.	214,391	1,256,331
International Seaways, Inc.	55,072	2,147,808
Matador Resources Co.	212,530	12,753,925
Murphy Oil Corp.	459,278	14,912,757
Ovintiv, Inc.	374,351	17,003,022
Par Pacific Holdings, Inc.(a)	512,660	8,935,664
PBF Energy, Inc., Class A	176,701	5,564,315
Plains GP Holdings LP, Class A	1,288,137	25,788,503
REX American Resources Corp.(a)	65,919	2,854,952
Ur-Energy, Inc.(a)(b)	150,462	1,092,354

		104,720,516

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	133,478	15,777,100

Passenger Airlines — 0.6%
Allegiant Travel Co.	59,529	4,871,853
SkyWest, Inc.(a)	157,271	18,045,275
Sun Country Airlines Holdings, Inc.(a)	244,623	3,520,125

		26,437,253

Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	54,104	4,245,000

Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.(a)	42,002	1,898,070
Arvinas, Inc.(a)(b)	160,425	4,286,556
Atea Pharmaceuticals, Inc.(a)	664,087	2,271,178

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Axsome Therapeutics, Inc.(a)	19,334	$1,898,985
Collegium Pharmaceutical, Inc.(a)(b)	152,271	4,644,266
Corcept Therapeutics, Inc.(a)	454,971	26,242,727
Edgewise Therapeutics, Inc.(a)	149,708	4,940,364
Elanco Animal Health, Inc.(a)	321,393	4,245,602
Evolus, Inc.(a)	64,865	888,002
Fulcrum Therapeutics, Inc.(a)	129,124	497,127
Harmony Biosciences Holdings, Inc.(a)	211,994	7,349,832
Intra-Cellular Therapies, Inc.(a)	35,196	3,014,537
Jazz Pharmaceuticals PLC(a)(b)	16,902	2,055,114
Longboard Pharmaceuticals, Inc.(a)	16,688	1,000,946
Nektar Therapeutics(a)	1,008,152	1,149,293
Nuvation Bio, Inc., Class A(a)	597,364	1,732,356
Pacira BioSciences, Inc.(a)	85,592	1,447,361
Phibro Animal Health Corp., Class A	55,843	1,305,051
Prestige Consumer Healthcare, Inc.(a)	112,628	9,547,476
Scilex Holding Co. (Acquired 03/05/21, cost $9,826,744)(a)(b)(c)	430,177	272,018
Septerna, Inc.(a)	52,916	1,338,246
Supernus Pharmaceuticals, Inc.(a)	427,506	15,633,894
Tarsus Pharmaceuticals, Inc.(a)	57,365	3,008,794
Terns Pharmaceuticals, Inc.(a)	63,540	396,490
Trevi Therapeutics, Inc.(a)	45	130
Xeris Biopharma Holdings, Inc.(a)	191,086	626,762

		101,691,177

Professional Services — 3.2%
CACI International, Inc., Class A(a)	9,603	4,416,228
CBIZ, Inc.(a)	3,950	326,191
CRA International, Inc.	11,441	2,231,338
CSG Systems International, Inc.	64,679	3,545,056
ExlService Holdings, Inc.(a)	999,685	46,345,397
Exponent, Inc.	4,965	490,095
Franklin Covey Co.(a)	80,406	2,925,170
FTI Consulting, Inc.(a)	4,855	983,235
ICF International, Inc.	16,737	2,319,246
Insperity, Inc.	269,530	21,252,440
Kelly Services, Inc., Class A, NVS	120,642	1,767,405
Kforce, Inc.	32,344	1,940,317
Korn Ferry	22,540	1,765,784
ManpowerGroup, Inc.	305,661	19,675,399
Maximus, Inc.	204,230	15,215,135
Parsons Corp.(a)	24,162	2,317,377
Paylocity Holding Corp.(a)	11,055	2,294,355
Robert Half, Inc.	52,141	3,890,240
ShiftPixy, Inc.(a)(d)	1	—
TriNet Group, Inc.	74,243	6,936,523
UL Solutions, Inc., Class A	13,007	698,866
Willdan Group, Inc.(a)	25,618	1,119,763

		142,455,560

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	395,005	1,935,525
Forestar Group, Inc.(a)	39,093	1,166,926
FRP Holdings, Inc.(a)	57,822	1,843,365
RE/MAX Holdings, Inc., Class A(a)	57,192	752,647
RMR Group, Inc. (The), Class A	181,879	4,037,714
St. Joe Co. (The)	208,591	10,654,828

		20,391,005

Residential REITs — 0.2%
Bluerock Homes Trust, Inc., Class A	77	1,092
Elme Communities	94,999	1,609,283

Security	Shares	Value

Residential REITs (continued)
NexPoint Residential Trust, Inc.	129,475	$6,094,388
UMH Properties, Inc.	30,032	576,615

		8,281,378

Retail REITs — 1.1%
Brixmor Property Group, Inc.	180,864	5,438,580
Kite Realty Group Trust	1,267,359	34,941,088
Saul Centers, Inc.	10,171	418,130
Tanger, Inc.	205,956	7,614,193

		48,411,991

Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(a)	179,852	3,091,656
Ambarella, Inc.(a)	165,456	11,838,377
Axcelis Technologies, Inc.(a)	107,366	7,970,852
Credo Technology Group Holding Ltd.(a)	269,175	13,178,808
Diodes, Inc.(a)	106,711	6,936,215
Ichor Holdings Ltd.(a)	61,840	2,025,878
Impinj, Inc.(a)	33,123	6,366,572
inTEST Corp.(a)	35,226	267,013
MaxLinear, Inc.(a)	223,499	3,381,540
Onto Innovation, Inc.(a)	61,228	10,052,413
Photronics, Inc.(a)	150,419	3,746,937
Power Integrations, Inc.	111,658	7,314,716
Rambus, Inc.(a)	144,141	8,332,791
Semtech Corp.(a)	69,504	4,451,036
Silicon Laboratories, Inc.(a)	54,676	6,049,899
SiTime Corp.(a)	12,129	2,575,957
Synaptics, Inc.(a)(b)	265,370	21,293,289
Ultra Clean Holdings, Inc.(a)	14,336	550,933

		119,424,882

Software — 6.8%
8x8, Inc.(a)	653,895	2,027,075
ACI Worldwide, Inc.(a)	765,683	43,506,108
Alarm.com Holdings, Inc.(a)	157,899	10,285,541
Appfolio, Inc., Class A(a)	3,367	854,376
Aurora Innovation, Inc., Class A(a)	428,977	2,775,481
Bit Digital, Inc.(a)(b)	820,372	3,781,915
BlackLine, Inc.(a)	83,677	5,188,811
Box, Inc., Class A(a)(b)	342,191	12,007,482
Braze, Inc., Class A(a)(b)	323,273	12,840,404
C3.ai, Inc., Class A(a)(b)	257,923	9,589,577
Cleanspark, Inc.(a)	200,397	2,875,697
Clear Secure, Inc., Class A	69,861	1,808,003
CommVault Systems, Inc.(a)	80,513	13,815,226
Confluent, Inc., Class A(a)	342,504	10,562,823
Domo, Inc., Class B(a)	255,473	2,391,227
DoubleVerify Holdings, Inc.(a)	14,603	296,879
Five9, Inc.(a)(b)	106,687	4,404,039
Freshworks, Inc., Class A(a)	304,014	4,861,184
Gitlab, Inc., Class A(a)	93,082	5,933,978
Informatica, Inc., Class A(a)	71,031	1,883,742
Intapp, Inc.(a)	51,612	3,228,331
LiveRamp Holdings, Inc.(a)	295,379	8,967,706
MARA Holdings, Inc.(a)(b)	265,390	7,276,994
Nutanix, Inc., Class A(a)	56,536	3,690,670
Olo, Inc., Class A(a)	318,111	2,319,029
Ooma, Inc.(a)	437,236	6,471,093
Pagaya Technologies Ltd., Class A(a)	256,681	2,805,523
Pegasystems, Inc.	85,100	8,081,947
PROS Holdings, Inc.(a)	127,536	2,955,009
Q2 Holdings, Inc.(a)	114,420	11,984,351
Qualys, Inc.(a)(b)	105,574	16,216,166

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Rapid7, Inc.(a)	17,996	$766,630
RingCentral, Inc., Class A(a)	221,636	8,340,163
Riot Platforms, Inc.(a)	103,333	1,307,162
SEMrush Holdings, Inc., Class A(a)	208,010	2,828,936
Smartsheet, Inc., Class A(a)	86,333	4,830,331
Tenable Holdings, Inc.(a)	67,348	2,827,269
Unity Software, Inc.(a)	34,889	841,174
Upland Software, Inc.(a)	147,254	540,422
Varonis Systems, Inc.(a)	244,853	12,232,856
Verint Systems, Inc.(a)	244,055	6,150,186
Workiva, Inc., Class A(a)	197,612	19,217,767
Yext, Inc.(a)	150,825	1,245,815
Zeta Global Holdings Corp., Class A(a)	437,125	9,310,762
Zuora, Inc., Class A(a)	597,002	5,928,230

		302,054,090

Specialized REITs — 0.5%
Lamar Advertising Co., Class A	140,448	18,822,841
Outfront Media, Inc.	294,439	5,656,173

		24,479,014

Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(a)(b)	556,405	4,523,573
Abercrombie & Fitch Co., Class A(a)	126,015	18,863,185
American Eagle Outfitters, Inc.	227,632	4,379,640
America’s Car-Mart, Inc.(a)	20,479	945,311
Boot Barn Holdings, Inc.(a)(b)	62,609	8,586,198
CarParts.com, Inc.(a)	170,354	164,153
Carvana Co., Class A(a)	17,222	4,484,953
Chewy, Inc., Class A(a)	160,951	5,377,373
Conn’s, Inc.(a)	224,237	—
Foot Locker, Inc.(a)	327,747	8,242,837
Gap, Inc. (The)	132,889	3,222,558
Genesco, Inc.(a)	31,505	1,058,253
Group 1 Automotive, Inc.(b)	29,549	12,581,964
Haverty Furniture Cos., Inc.	33,044	780,169
Lands’ End, Inc.(a)	76,597	1,221,722
Lulu’s Fashion Lounge Holdings, Inc.(a)	163	201
Murphy U.S.A., Inc.	1,535	840,873
National Vision Holdings, Inc.(a)	421,697	5,102,534
Penske Automotive Group, Inc.	27,705	4,613,991
Revolve Group, Inc., Class A(a)	179,731	6,484,694
Sonic Automotive, Inc., Class A	25,053	1,732,164
Stitch Fix, Inc., Class A(a)	957,554	4,557,957
Upbound Group, Inc.	313,064	10,766,271
Victoria’s Secret & Co.(a)	87,509	3,398,850
Warby Parker, Inc., Class A(a)	374,427	8,439,585
Wayfair, Inc., Class A(a)	196,604	9,090,969
Winmark Corp.	9,582	3,947,065
Zumiez, Inc.(a)(b)	259,177	5,720,036

		139,127,079

Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc.(a)(b)	106,931	3,902,982

Textiles, Apparel & Luxury Goods — 0.7%
Figs, Inc., Class A(a)	244,106	1,266,910
G-III Apparel Group Ltd.(a)	288,246	8,540,729
Ralph Lauren Corp., Class A	37,987	8,790,192
Skechers U.S.A., Inc., Class A(a)	113,370	7,235,273
Steven Madden Ltd.	110,435	5,033,627
Unifi, Inc.(a)(b)	38,167	212,209

		31,078,940

Security	Shares	Value

Tobacco — 0.1%
Turning Point Brands, Inc.	89,627	$5,547,911

Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.	61,253	16,827,424
BlueLinx Holdings, Inc.(a)	61,408	7,718,986
Boise Cascade Co.	244,148	36,036,245
DNOW, Inc.(a)	677,307	10,193,470
FTAI Aviation Ltd.	173,631	29,312,385
GATX Corp.	38,742	6,359,887
Global Industrial Co.	15,408	435,276
H&E Equipment Services, Inc.	59,460	3,552,140
Herc Holdings, Inc.	57,929	13,439,528
McGrath RentCorp.	37,340	4,549,879
MRC Global, Inc.(a)	76,925	1,074,642
Rush Enterprises, Inc., Class A	38,060	2,357,817
SiteOne Landscape Supply, Inc.(a)	1,770	271,253

		132,128,932

Water Utilities — 0.1%
California Water Service Group	25,279	1,294,032
SJW Group	61,571	3,430,736

		4,724,768

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	213,258	7,289,158

Total Common Stocks — 99.1% (Cost: $3,681,768,838)		4,429,055,227

Rights

Biotechnology — 0.0%
Albireo Pharma Inc., CVR(a)(b)(d)	28,456	98,742
Chinook Therapeutics, Inc., CVR(a)(d)	35,990	30,232
Flexion Therapeutics, Inc., CVR(a)(d)	73,745	36,135
Jounce Therapeutics, Inc., CVR(a)	10,334	91
Radius Health, Inc., CVR(a)	72,193	5,775

		170,975

Health Care Providers & Services — 0.0%
Surface Oncology, Inc., CVR(a)	58,721	5,515

Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(a)(d)	72,036	118,139

Total Rights — 0.0% (Cost: $ —)		294,629

Total Long-Term Investments — 99.1% (Cost: $3,681,768,838)		4,429,349,856

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	109,552,197	$109,606,973
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(e)(f)	38,732,193	38,732,193

Total Short-Term Securities — 3.3% (Cost: $148,319,732)		148,339,166

Total Investments — 102.4% (Cost: $3,830,088,570)		4,577,689,022

Liabilities in Excess of Other Assets — (2.4)%		(107,024,344)

Net Assets — 100.0%		$4,470,664,678

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $272,018, representing 0.0% of its net assets as of period end, and an original cost of $9,826,744.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$153,856,296	$—		$(44,275,716	)(a)	$6,959	$19,434	$109,606,973	109,552,197	$235,841	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,625,874	4,106,319	(a)	—		—	—	38,732,193	38,732,193	1,047,808		—

						$6,959	$19,434	$148,339,166		$1,283,649		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	359	12/20/24	$43,881	$(144,732)

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Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$144,732	$—	$—	$—	$144,732

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,831,455	$—	$—	$—	$5,831,455

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(116,656)	$—	$—	$—	$(116,656)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$45,560,723

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense		$58,104,026		$—		$—		$58,104,026
Air Freight & Logistics		1,032,123		—		—		1,032,123
Automobile Components		65,338,140		—		—		65,338,140
Banks		428,879,456		—		—		428,879,456
Biotechnology		408,504,856		—		—		408,504,856
Broadline Retail		5,067,289		—		—		5,067,289
Building Products		69,938,279		—		—		69,938,279
Capital Markets		141,737,991		—		—		141,737,991
Chemicals		44,581,137		—		—		44,581,137
Commercial Services & Supplies		26,423,871		—		—		26,423,871
Communications Equipment		20,573,276		—		—		20,573,276
Construction & Engineering		130,397,461		—		—		130,397,461
Consumer Finance		96,764,663		—		—		96,764,663
Consumer Staples Distribution & Retail		40,542,894		—		—		40,542,894
Containers & Packaging		8,279,812		—		—		8,279,812
Distributors		741,815		—		—		741,815
Diversified Consumer Services		44,264,484		—		—		44,264,484
Diversified REITs		30,708,203		—		—		30,708,203

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	$		$		$		$

	Level 1		Level 2		Level 3		Total

Common Stocks (continued)
Diversified Telecommunication Services		$26,974,564		$—		$—		$26,974,564
Electric Utilities		22,608,469		—		—		22,608,469
Electrical Equipment		41,119,175		—		—		41,119,175
Electronic Equipment, Instruments & Components		142,261,638		—		—		142,261,638
Energy Equipment & Services		91,780,553		—		—		91,780,553
Entertainment		21,161,114		—		—		21,161,114
Financial Services		79,060,102		—		—		79,060,102
Food Products		30,840,741		—		—		30,840,741
Gas Utilities		20,614,634		—		—		20,614,634
Ground Transportation		10,660,489		—		—		10,660,489
Health Care Equipment & Supplies		92,288,370		—		—		92,288,370
Health Care Providers & Services		127,241,330		—		—		127,241,330
Health Care Technology		22,408,934		—		—		22,408,934
Hotel & Resort REITs		49,138,582		—		—		49,138,582
Hotels, Restaurants & Leisure		65,557,964		—		—		65,557,964
Household Durables		113,629,223		—		—		113,629,223
Household Products		10,764,136		—		—		10,764,136
Independent Power and Renewable Electricity Producers		281		—		—		281
Industrial REITs		40,852,972		—		—		40,852,972
Insurance		73,257,384		—		—		73,257,384
Interactive Media & Services		59,959,247		—		—		59,959,247
IT Services		16,188,052		—		—		16,188,052
Leisure Products		14,120,007		—		—		14,120,007
Life Sciences Tools & Services		20,476,416		—		—		20,476,416
Machinery		151,680,398		—		—		151,680,398
Marine Transportation		14,072,462		—		—		14,072,462
Media		33,427,902		—		—		33,427,902
Metals & Mining		95,086,961		—		—		95,086,961
Mortgage Real Estate Investment Trusts (REITs)		7,054,387		—		—		7,054,387
Multi-Utilities		39,528,090		—		—		39,528,090
Office REITs		31,192,138		—		—		31,192,138
Oil, Gas & Consumable Fuels		104,720,516		—		—		104,720,516
Paper & Forest Products		15,777,100		—		—		15,777,100
Passenger Airlines		26,437,253		—		—		26,437,253
Personal Care Products		4,245,000		—		—		4,245,000
Pharmaceuticals		101,419,159		272,018		—		101,691,177
Professional Services		142,455,560		—		—		142,455,560
Real Estate Management & Development		20,391,005		—		—		20,391,005
Residential REITs		8,281,378		—		—		8,281,378
Retail REITs		48,411,991		—		—		48,411,991
Semiconductors & Semiconductor Equipment		119,424,882		—		—		119,424,882
Software		302,054,090		—		—		302,054,090
Specialized REITs		24,479,014		—		—		24,479,014
Specialty Retail		139,127,079		—		—		139,127,079
Technology Hardware, Storage & Peripherals		3,902,982		—		—		3,902,982
Textiles, Apparel & Luxury Goods		31,078,940		—		—		31,078,940
Tobacco		5,547,911		—		—		5,547,911
Trading Companies & Distributors		132,128,932		—		—		132,128,932
Water Utilities		4,724,768		—		—		4,724,768
Wireless Telecommunication Services		7,289,158		—		—		7,289,158
Rights		—		11,381		283,248		294,629
Short-Term Securities
Money Market Funds		148,339,166		—		—		148,339,166

		$4,577,122,375		$283,399		$283,248		$4,577,689,022

Derivative Financial Instruments(a)
Liabilities
Equity Contracts		$(144,732)		$—		$—		$(144,732)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Lockheed Martin Corp.	50,395	$26,679,617
Northrop Grumman Corp.	80,758	39,543,155

		66,222,772

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	158,806	19,317,162

Automobiles — 1.7%
Tesla, Inc.(a)	153,728	53,060,756

Banks — 3.9%
Bank of America Corp.	1,190,708	56,570,537
Citigroup, Inc.	436,159	30,910,589
JPMorgan Chase & Co.	143,128	35,741,924

		123,223,050

Biotechnology — 2.1%
Biogen, Inc.(a)	133,416	21,430,612
BioMarin Pharmaceutical, Inc.(a)	172,638	11,399,287
Natera, Inc.(a)	61,688	10,350,013
Neurocrine Biosciences, Inc.(a)	118,131	14,973,104
United Therapeutics Corp.(a)	22,420	8,306,386

		66,459,402

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	628,179	130,592,132

Building Products — 1.1%
Trane Technologies PLC	86,193	35,875,250

Capital Markets — 3.9%
Cboe Global Markets, Inc.	24,209	5,225,513
CME Group, Inc., Class A	182,930	43,537,340
Invesco Ltd.	1,528,844	27,656,788
Morgan Stanley	199,305	26,230,531
Nasdaq, Inc.	119,446	9,912,824
State Street Corp.	116,001	11,427,258

		123,990,254

Chemicals — 0.3%
Mosaic Co. (The)	302,541	8,005,235

Commercial Services & Supplies — 2.3%
Cintas Corp.	192,839	43,541,118
Waste Management, Inc.	121,493	27,727,132

		71,268,250

Communications Equipment — 1.4%
Arista Networks, Inc.(a)	45,819	18,594,267
Motorola Solutions, Inc.	48,476	24,223,457

		42,817,724

Construction & Engineering — 1.1%
AECOM	57,618	6,739,578
Comfort Systems U.S.A., Inc.	30,572	15,080,250
MasTec, Inc.(a)	82,417	11,872,993

		33,692,821

Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	51,135	49,697,084
Kroger Co. (The)	232,682	14,212,217
Walmart, Inc.	415,163	38,402,577

		102,311,878

Electric Utilities — 0.9%
OGE Energy Corp.	165,790	7,288,128
Pinnacle West Capital Corp.	223,788	20,968,936

		28,257,064

Security	Shares	Value

Electrical Equipment — 1.4%
Eaton Corp. PLC	119,262	$44,773,340

Electronic Equipment, Instruments & Components — 0.2%
Flex Ltd.(a)	147,075	5,731,513

Energy Equipment & Services — 0.8%
Halliburton Co.	840,137	26,766,765

Entertainment — 0.4%
Netflix, Inc.(a)	13,382	11,867,291

Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(a)	24,350	11,761,537
Mastercard, Inc., Class A	70,560	37,604,246
Visa, Inc., Class A	199,234	62,774,649

		112,140,432

Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	301,845	21,720,766

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	421,933	36,514,082
Stryker Corp.	70,254	27,550,106

		64,064,188

Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	128,613	15,721,653
Centene Corp.(a)	273,830	16,429,800
Elevance Health, Inc.	16,881	6,869,892
HCA Healthcare, Inc.	77,040	25,209,029
UnitedHealth Group, Inc.	25,381	15,487,486

		79,717,860

Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	521

Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	7,432	38,661,115
Texas Roadhouse, Inc.	143,677	29,492,578

		68,153,693

Household Durables — 1.3%
DR Horton, Inc.	84,806	14,313,557
Toll Brothers, Inc.	152,995	25,270,184

		39,583,741

Household Products — 1.4%
Colgate-Palmolive Co.	186,080	17,980,910
Kimberly-Clark Corp.	197,150	27,472,853

		45,453,763

Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	201,596	10,775,306
Lineage, Inc.	55,807	3,539,280

		14,314,586

Insurance — 2.7%
Allstate Corp. (The)	109,101	22,626,456
Marsh & McLennan Cos., Inc.	69,634	16,240,738
Progressive Corp. (The)	175,251	47,121,489

		85,988,683

Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	456,837	77,182,611
Alphabet, Inc., Class C, NVS	274,867	46,862,075
Meta Platforms, Inc., Class A	146,861	84,345,209

		208,389,895

IT Services — 0.8%
Accenture PLC, Class A	68,308	24,752,770

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	58,905	$31,197,855

Machinery — 2.6%
Caterpillar, Inc.	20,776	8,437,341
Flowserve Corp.	167,668	10,231,102
Oshkosh Corp.	164,828	18,726,109
Parker-Hannifin Corp.	62,512	43,939,685

		81,334,237

Media — 2.1%
Comcast Corp., Class A	955,105	41,250,985
Fox Corp., Class A, NVS	516,654	24,344,737
Fox Corp., Class B	7,439	332,746

		65,928,468

Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	304,039	13,438,524
Nucor Corp.	158,493	24,517,282

		37,955,806

Multi-Utilities — 0.8%
CMS Energy Corp.	343,541	23,948,243

Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	127,003	20,565,596
Devon Energy Corp.	653,647	24,805,903

		45,371,499

Pharmaceuticals — 3.1%
Eli Lilly & Co.	63,331	50,370,311
Merck & Co., Inc.	226,126	22,983,447
Pfizer, Inc.	960,979	25,187,259

		98,541,017

Retail REITs — 1.4%
Simon Property Group, Inc.	232,101	42,613,744

Semiconductors & Semiconductor Equipment — 9.8%
Broadcom, Inc.	172,497	27,958,314
Intel Corp.	239,269	5,754,419
Lam Research Corp.	361,992	26,743,969
Micron Technology, Inc.	216,980	21,253,191
Monolithic Power Systems, Inc.	9,888	5,612,824
NVIDIA Corp.	1,456,055	201,299,604
QUALCOMM, Inc.	128,927	20,438,797

		309,061,118

Security	Shares	Value

Software — 10.3%
Adobe, Inc.(a)	56,063	$28,924,584
Fortinet, Inc.(a)	155,229	14,754,517
InterDigital, Inc.	6	1,176
Intuit, Inc.	25,514	16,373,099
Manhattan Associates, Inc.(a)	48,778	13,923,192
Microsoft Corp.	508,289	215,240,060
ServiceNow, Inc.(a)	25,960	27,243,462
Smartsheet, Inc., Class A(a)	135,459	7,578,931

		324,039,021

Specialty Retail — 2.0%
Home Depot, Inc. (The)	88,690	38,059,540
Penske Automotive Group, Inc.	40,800	6,794,832
Ross Stores, Inc.	126,576	19,602,825

		64,457,197

Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	938,413	222,713,558

Tobacco — 0.4%
Altria Group, Inc.	199,020	11,491,415

Total Long-Term Investments — 99.1% (Cost: $2,001,283,532)		3,117,166,735

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(b)(c)	28,946,320	28,946,320

Total Short-Term Securities — 0.9% (Cost: $28,946,320)		28,946,320

Total Investments — 100.0% (Cost: $2,030,229,852)		3,146,113,055

Other Assets Less Liabilities — 0.0%		1,368,594

Net Assets — 100.0%		$3,147,481,649

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Core Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$7,654,832	$—		$(7,650,433	)(b)	$(4,579)	$180	$—	—	$2,840	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,852,986	3,093,334	(b)	—		—	—	28,946,320	28,946,320	701,013		—

						$(4,579)	$180	$28,946,320		$703,853		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	110	12/20/24	$33,283	$1,907,954

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,907,954	$—	$—	$—	$1,907,954

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,512,887	$—	$—	$—	$2,512,887

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,106,796	$—	$—	$—	$1,106,796

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Core Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$32,350,900

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$3,117,166,735	$—	$—	$3,117,166,735
Short-Term Securities
Money Market Funds	28,946,320	—	—	28,946,320

	$3,146,113,055	$—	$—	$3,146,113,055

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,907,954	$—	$—	$1,907,954

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
General Electric Co.	1,233	$224,603
HEICO Corp., Class A	11,570	2,442,774
Lockheed Martin Corp.	12,819	6,786,507
Northrop Grumman Corp.	17,078	8,362,243
RTX Corp.	20,786	2,532,358
Standardaero, Inc.(a)(b)	11,547	330,937

		20,679,422

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	48,996	5,959,874
United Parcel Service, Inc., Class B	5,770	783,104

		6,742,978

Automobile Components — 0.2%
BorgWarner, Inc.	23,145	794,336
Lear Corp.	4,278	418,560

		1,212,896

Automobiles — 0.1%
General Motors Co.	13,849	769,866

Banks — 8.1%
Bank of America Corp.	325,494	15,464,220
Citigroup, Inc.	128,546	9,110,055
Citizens Financial Group, Inc.	50,105	2,412,055
First Horizon Corp.	64,590	1,364,787
FNB Corp.	26,096	447,546
JPMorgan Chase & Co.	71,241	17,790,302
PNC Financial Services Group, Inc. (The)	14,023	3,011,019
Truist Financial Corp.	18,578	885,799
Wells Fargo & Co.	73,160	5,572,597

		56,058,380

Biotechnology — 3.4%
AbbVie, Inc.	3,508	641,718
Amgen, Inc.	2,691	761,203
Biogen, Inc.(a)	34,371	5,521,014
BioMarin Pharmaceutical, Inc.(a)	46,084	3,042,927
Blueprint Medicines Corp.(a)	7,595	732,006
Gilead Sciences, Inc.	40,144	3,716,532
Ionis Pharmaceuticals, Inc.(a)	22,219	793,885
Moderna, Inc.(a)	1,754	75,527
Natera, Inc.(a)	9,300	1,560,354
Neurocrine Biosciences, Inc.(a)	19,063	2,416,235
Regeneron Pharmaceuticals, Inc.(a)	2,228	1,671,490
Ultragenyx Pharmaceutical, Inc.(a)	11,465	546,078
United Therapeutics Corp.(a)	4,860	1,800,581

		23,279,550

Broadline Retail — 0.7%
Amazon.com, Inc.(a)	23,676	4,922,004

Building Products — 1.1%
Trane Technologies PLC	18,543	7,717,967

Capital Markets — 5.9%
Cboe Global Markets, Inc.	8,939	1,929,483
Charles Schwab Corp. (The)	6,252	517,416
CME Group, Inc., Class A	44,963	10,701,194
Interactive Brokers Group, Inc., Class A	2,874	549,193
Intercontinental Exchange, Inc.	13,392	2,155,576
Invesco Ltd.	388,999	7,036,992
Moody’s Corp.	484	241,990
Morgan Stanley	38,828	5,110,153
MSCI, Inc., Class A	795	484,656

Security	Shares	Value

Capital Markets (continued)
Nasdaq, Inc.	45,301	$3,759,530
S&P Global, Inc.	7,667	4,006,084
State Street Corp.	39,877	3,928,283

		40,420,550

Chemicals — 1.5%
DuPont de Nemours, Inc.	7,177	599,926
Ecolab, Inc.	3,214	799,547
Huntsman Corp.	138,504	2,711,908
LyondellBasell Industries NV, Class A	43,901	3,658,709
Mosaic Co. (The)	108,050	2,859,003

		10,629,093

Commercial Services & Supplies — 2.0%
Cintas Corp.	37,061	8,368,003
Waste Management, Inc.	22,626	5,163,706

		13,531,709

Communications Equipment — 1.3%
Arista Networks, Inc.(a)	5,438	2,206,849
Juniper Networks, Inc.	8,367	300,543
Motorola Solutions, Inc.	12,914	6,453,126

		8,960,518

Construction & Engineering — 1.5%
AECOM	23,432	2,740,841
Comfort Systems U.S.A., Inc.	6,328	3,121,413
EMCOR Group, Inc.	5,885	3,002,056
MasTec, Inc.(a)	8,480	1,221,629

		10,085,939

Consumer Finance — 0.5%
American Express Co.	2,054	625,813
OneMain Holdings, Inc.	43,530	2,496,445

		3,122,258

Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp.	4,922	4,783,593
Kroger Co. (The)	78,299	4,782,503
Walmart, Inc.	151,006	13,968,055

		23,534,151

Containers & Packaging — 0.6%
Crown Holdings, Inc.	25,214	2,321,957
Packaging Corp. of America	8,403	2,091,087

		4,413,044

Diversified Telecommunication Services — 1.2%
AT&T Inc.	229,751	5,321,033
Liberty Global Ltd., Class A(a)	11,911	168,303
Sunrise Communications AG, Class A, ADR(a)	2,382	115,551
Verizon Communications, Inc.	65,886	2,921,385

		8,526,272

Electric Utilities — 2.7%
Eversource Energy	6,627	427,375
Exelon Corp.	174,203	6,891,471
IDACORP, Inc.	10,822	1,282,082
NextEra Energy, Inc.	3,914	307,914
OGE Energy Corp.	143,286	6,298,853
Pinnacle West Capital Corp.	37,446	3,508,690

		18,716,385

Electrical Equipment — 2.1%
AMETEK, Inc.	13,590	2,641,624
Eaton Corp. PLC	31,738	11,915,080

		14,556,704

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	22,008	$1,598,881
Badger Meter, Inc.	287	62,228
Flex Ltd.(a)	32,865	1,280,749
TE Connectivity PLC	11,868	1,793,492

		4,735,350

Energy Equipment & Services — 0.9%
Halliburton Co.	201,722	6,426,863

Entertainment — 0.0%
ROBLOX Corp., Class A(a)	4,705	235,862
Roku, Inc., Class A(a)	1,203	83,043

		318,905

Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(a)	36,802	17,776,102
Mastercard, Inc., Class A	7,896	4,208,094
Visa, Inc., Class A	24,411	7,691,418

		29,675,614

Food Products — 0.3%
Bunge Global SA	2,440	218,966
Freshpet, Inc.(a)	1,821	278,704
Ingredion, Inc.	3,788	558,124
Tyson Foods, Inc., Class A	20,218	1,304,061

		2,359,855

Ground Transportation — 0.6%
CSX Corp.	79,340	2,899,877
Uber Technologies, Inc.(a)	17,632	1,268,799

		4,168,676

Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co.	6,093	1,352,037
Boston Scientific Corp.(a)	17,306	1,568,962
Edwards Lifesciences Corp.(a)	1,953	139,346
Medtronic PLC	120,844	10,457,840
Stryker Corp.	18,387	7,210,462

		20,728,647

Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	25,421	3,107,463
Centene Corp.(a)	56,740	3,404,400
Cigna Group (The)	6,975	2,356,155
Elevance Health, Inc.	10,637	4,328,834
HCA Healthcare, Inc.	17,591	5,756,127
Molina Healthcare, Inc.(a)	871	259,471
Tenet Healthcare Corp.(a)	5,241	747,786
UnitedHealth Group, Inc.	13,097	7,991,789

		27,952,025

Health Care REITs — 0.4%
Ventas, Inc.	47,172	3,022,310

Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	545	2,835,079
Caesars Entertainment, Inc.(a)	18,400	708,216
Carnival Corp.(a)	46,626	1,185,699
Chipotle Mexican Grill, Inc.(a)	2,379	146,356
Domino’s Pizza, Inc.	517	246,190
McDonald’s Corp.	2,073	613,629
MGM Resorts International(a)	12,933	495,851
Texas Roadhouse, Inc.	19,505	4,003,792
Travel + Leisure Co.	7,339	410,030
Wingstop, Inc.	499	164,056

		10,808,898

Security	Shares	Value

Household Durables — 1.6%
DR Horton, Inc.	22,565	$3,808,521
NVR, Inc.(a)	123	1,135,976
PulteGroup, Inc.	2,945	398,370
Taylor Morrison Home Corp., Class A(a)	2,918	215,553
Toll Brothers, Inc.	34,738	5,737,675

		11,296,095

Household Products — 2.3%
Colgate-Palmolive Co.	51,619	4,987,944
Kimberly-Clark Corp.	46,586	6,491,759
Procter & Gamble Co. (The)	23,262	4,169,946
Spectrum Brands Holdings, Inc.	939	86,341

		15,735,990

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	5,652	73,702

Industrial Conglomerates — 0.3%
3M Co.	15,499	2,069,581

Industrial REITs — 0.8%
First Industrial Realty Trust, Inc.	65,679	3,510,542
Lineage, Inc.	12,380	785,140
Prologis, Inc.	11,876	1,386,879

		5,682,561

Insurance — 4.7%
Allstate Corp. (The)	41,489	8,604,404
Brown & Brown, Inc.	25,021	2,829,875
Globe Life, Inc.	1,190	132,376
Hartford Financial Services Group, Inc. (The)	3,412	420,734
Marsh & McLennan Cos., Inc.	25,757	6,007,305
Progressive Corp. (The)	18,072	4,859,199
Reinsurance Group of America, Inc.	27,286	6,232,122
Unum Group	39,874	3,066,311

		32,152,326

Interactive Media & Services — 1.0%
Alphabet, Inc., Class A	28,002	4,730,938
Meta Platforms, Inc., Class A	3,724	2,138,768
Snap, Inc., Class A, NVS(a)	15,076	178,047

		7,047,753

IT Services — 1.1%
Accenture PLC, Class A	20,258	7,340,891

Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	23,778	3,280,651
Thermo Fisher Scientific, Inc.	14,448	7,652,094

		10,932,745

Machinery — 3.8%
Caterpillar, Inc.	11,268	4,576,047
Flowserve Corp.	16,937	1,033,496
Illinois Tool Works, Inc.	17,751	4,926,257
Oshkosh Corp.	38,341	4,355,921
Parker-Hannifin Corp.	11,931	8,386,300
Westinghouse Air Brake Technologies Corp.	1,574	315,776
Xylem, Inc.	18,725	2,373,394

		25,967,191

Media — 2.7%
Comcast Corp., Class A	285,526	12,331,868
Fox Corp., Class A, NVS	120,131	5,660,573
Fox Corp., Class B	4,320	193,234
New York Times Co. (The), Class A	3,371	182,910

		18,368,585

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.3%
Freeport-McMoRan, Inc.	69,292	$3,062,706
Newmont Corp.	12,739	534,274
Nucor Corp.	36,630	5,666,295

		9,263,275

Multi-Utilities — 1.1%
CMS Energy Corp.	104,257	7,267,755

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	53,839	8,718,149
ConocoPhillips	46,979	5,089,705
Devon Energy Corp.	118,741	4,506,221
EOG Resources, Inc.	3,792	505,322
Exxon Mobil Corp.	63,756	7,520,658
Marathon Petroleum Corp.	24,185	3,776,488
Ovintiv, Inc.	2,098	95,291
Phillips 66	2,723	364,828
Valero Energy Corp.	26,817	3,729,708

		34,306,370

Passenger Airlines — 0.1%
American Airlines Group, Inc.(a)	34,702	503,873
Delta Air Lines, Inc.	7,543	481,394

		985,267

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	46,779	2,770,252
Eli Lilly & Co.	558	443,805
Johnson & Johnson	22,079	3,422,466
Merck & Co., Inc.	5,024	510,639
Pfizer, Inc.	291,934	7,651,590
Septerna, Inc.(a)	6,060	153,258
Zoetis, Inc., Class A	3,240	567,810

		15,519,820

Professional Services — 0.1%
Booz Allen Hamilton Holding Corp., Class A	4,898	725,786

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,922	549,041
Zillow Group, Inc., Class A(a)	1,212	98,814

		647,855

Residential REITs — 0.9%
AvalonBay Communities, Inc.	733	172,512
Camden Property Trust	32,159	4,045,602
Essex Property Trust, Inc.	6,052	1,878,904

		6,097,018

Retail REITs — 1.7%
Kimco Realty Corp.	54,265	1,387,556
Kite Realty Group Trust	22,914	631,739
Simon Property Group, Inc.	52,565	9,650,934

		11,670,229

Semiconductors & Semiconductor Equipment — 3.1%
Applied Materials, Inc.	1,278	223,279
Intel Corp.	110,332	2,653,485
KLA Corp.	307	198,638
Lam Research Corp.	39,926	2,949,733
Micron Technology, Inc.	66,801	6,543,158
Monolithic Power Systems, Inc.	679	385,428
NVIDIA Corp.(b)	27,565	3,810,861
QUALCOMM, Inc.	27,670	4,386,525
Texas Instruments, Inc.	1,970	396,029

		21,547,136

Security	Shares	Value

Software — 2.1%
Adobe, Inc.(a)	6,269	$3,234,365
Fortinet, Inc.(a)	15,478	1,471,184
Intuit, Inc.	162	103,960
Manhattan Associates, Inc.(a)	3,418	975,634
Microsoft Corp.	19,201	8,130,856
MicroStrategy, Inc., Class A(a)	792	306,876

		14,222,875

Specialized REITs — 0.1%
Lamar Advertising Co., Class A	3,783	506,998
Public Storage	331	115,204

		622,202

Specialty Retail — 1.9%
Bath & Body Works, Inc.	16,071	582,413
Best Buy Co., Inc.	2,762	248,580
Burlington Stores, Inc.(a)	434	122,336
Carvana Co., Class A(a)	448	116,668
Dick’s Sporting Goods, Inc.	3,168	656,536
Home Depot, Inc. (The)	9,555	4,100,337
Lowe’s Cos., Inc.	2,745	747,821
Penske Automotive Group, Inc.	4,543	756,591
Ross Stores, Inc.	12,761	1,976,296
TJX Cos., Inc. (The)	29,937	3,762,782

		13,070,360

Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	28,631	6,794,995

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	5,778	1,132,257
NIKE, Inc., Class B	7,042	554,698
Ralph Lauren Corp., Class A	877	202,938
Skechers U.S.A., Inc., Class A(a)	11,360	724,995
Under Armour, Inc., Class C, NVS(a)	5,011	43,947

		2,658,835

Tobacco — 1.1%
Altria Group, Inc.	58,467	3,375,885
Philip Morris International, Inc.	32,624	4,340,949

		7,716,834

Trading Companies & Distributors — 0.6%
Boise Cascade Co.	1,827	269,665
Ferguson Enterprises, Inc.	13,616	2,940,103
WW Grainger, Inc.	689	830,479

		4,040,247

Total Long-Term Investments — 98.9% (Cost: $561,618,533)		681,901,108

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	4,102,878	$4,104,930
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(c)(d)	6,769,294	6,769,294

Total Short-Term Securities — 1.6% (Cost: $10,874,634)		10,874,224

Total Investments — 100.5% (Cost: $572,493,167)		692,775,332

Liabilities in Excess of Other Assets — (0.5)%		(3,231,259)

Net Assets — 100.0%		$689,544,073

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,324,253	$780,602	(a)	$—	$485	$(410)	$4,104,930	4,102,878	$1,527	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,735,335	1,033,959	(a)	—	—	—	6,769,294	6,769,294	152,625		—

					$485	$(410)	$10,874,224		$154,152		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	26	12/20/24	$7,867	$417,847

32	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Advantage Large Cap Value Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$417,847	$—	$—	$—	$417,847

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$576,192	$—	$—	$—	$576,192

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$234,602	$—	$—	$—	$234,602

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$7,330,075

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$681,901,108	$—	$—	$681,901,108
Short-Term Securities
Money Market Funds	10,874,224	—	—	10,874,224

	$692,775,332	$—	$—	$692,775,332

Derivative Financial Instruments(a)
Assets
Equity Contracts	$417,847	$—	$—	$417,847

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	33

Statements of Assets and Liabilities (unaudited)

November 30, 2024

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,202,897,124	$1,380,415,868	$4,429,349,856	$3,117,166,735	$681,901,108
Investments, at value — affiliated(c)	65,052,810	12,670,188	148,339,166	28,946,320	10,874,224
Cash	—	—	72,865	236,478	42,311
Cash pledged:
Futures contracts	1,814,000	763,000	3,052,000	1,605,000	376,006
Foreign currency, at value(d)	306,051	77,398	—	—	—
Receivables:
Investments sold	517,725	111,482	—	211,345	46,865
Securities lending income — affiliated	2	6	28,451	—	275
Capital shares sold	15,409,979	122,628	3,572,032	602,376	264,659
Dividends — unaffiliated	9,444,270	575,403	2,009,686	2,412,113	916,423
Dividends — affiliated	282,272	50,916	169,989	114,941	25,169
From the Manager	84,481	47,621	75,382	75,501	9,547
Variation margin on futures contracts	626,897	122,627	204,353	198,045	46,660
Foreign withholding tax claims	232,529	—	—	—	—
Prepaid expenses	119,370	70,714	97,857	69,765	126,048

Total assets	2,296,787,510	1,395,027,851	4,586,971,637	3,151,638,619	694,629,295

LIABILITIES
Collateral on securities loaned	100	184,500	109,584,185	—	4,105,347
Payables:
Administration fees	69,784	45,406	130,500	96,231	23,214
Capital shares redeemed	1,294,975	225,475	4,014,283	1,648,138	434,651
Custodian fees	173,981	22,231	76,017	6,787	—
Investment advisory fees	670,810	569,659	1,402,875	951,020	220,556
Directors’ and Officer’s fees	2,419	2,851	5,360	4,577	1,856
Other accrued expenses	117,171	52,365	104,068	82,215	51,852
Other affiliate fees	36,025	89,038	19,931	116,314	495
Professional fees	43,152	27,325	9,303	7,616	—
Registration fees	—	—	200,033	—	—
Service and distribution fees	79,418	154,372	139,275	387,514	101,631
Transfer agent fees	545,370	187,477	621,129	856,558	145,620

Total liabilities	3,033,205	1,560,699	116,306,959	4,156,970	5,085,222

Commitments and contingent liabilities

NET ASSETS	$2,293,754,305	$1,393,467,152	$4,470,664,678	$3,147,481,649	$689,544,073

NET ASSETS CONSIST OF:
Paid-in capital	$2,051,128,851	$698,971,729	$3,781,782,274	$1,831,821,684	$524,049,146
Accumulated earnings	242,625,454	694,495,423	688,882,404	1,315,659,965	165,494,927

NET ASSETS	$2,293,754,305	$1,393,467,152	$4,470,664,678	$3,147,481,649	$689,544,073

(a) Investments, at cost — unaffiliated	$1,968,864,010	$854,399,614	$3,681,768,838	$2,001,283,532	$561,618,533
(b) Securities loaned, at value	$80	$167,280	$106,497,402	$—	$4,100,317
(c) Investments, at cost — affiliated	$65,052,810	$12,670,188	$148,319,732	$28,946,320	$10,874,634
(d) Foreign currency, at cost	$304,231	$84,978	$—	$—	$—

34	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2024

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

NET ASSET VALUE
Institutional
Net assets	$1,700,161,028	$727,259,208		$2,478,383,540	$1,329,372,491	$226,061,207

Shares outstanding	87,835,049	25,637,879		123,747,087	55,496,129	6,577,108

Net asset value	$19.36	$28.37		$20.03	$23.95	$34.37

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor A
Net assets	$266,127,719	$622,712,244		$634,940,784	$1,700,918,908	$427,976,032

Shares outstanding	13,934,866	23,501,778		31,946,017	75,582,404	12,866,332

Net asset value	$19.10	$26.50		$19.88	$22.50	$33.26

Shares authorized	Unlimited	Unlimited		Unlimited	300 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor C
Net assets	$14,467,030	$33,944,820		$13,944,144	$50,664,981	$15,132,473

Shares outstanding	784,477	1,651,755		728,515	2,917,962	508,071

Net asset value	$18.44	$20.55		$19.14	$17.36	$29.78

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class K
Net assets	$278,462,081	$7,890,483		$1,343,396,210	$49,297,077	$12,273,172

Shares outstanding	14,382,383	278,089		67,010,303	2,057,004	357,004

Net asset value	$19.36	$28.37		$20.05	$23.97	$34.38

Shares authorized	Unlimited	Unlimited		Unlimited	2 billion	2 billion

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class R
Net assets	$34,536,447	$1,660,397	$	N/A	$17,228,192	$8,101,189

Shares outstanding	1,812,192	59,370		N/A	857,855	258,568

Net asset value	$19.06	$27.97	$	N/A	$20.08	$31.33

Shares authorized	Unlimited	Unlimited		N/A	200 million	200 million

Par value	$0.001	$0.001	$	N/A	$0.10	$0.10

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	35

Statements of Operations (unaudited)

Six Months Ended November 30, 2024

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund

INVESTMENT INCOME
Dividends — unaffiliated	$20,555,457	$4,185,441	$25,197,934
Dividends — affiliated	1,242,982	317,738	1,047,808
Securities lending income — affiliated — net	1,318	4,161	235,841
Other income	9,394	—	—
Foreign taxes withheld	(1,352,333)	(261)	(12,688)
Foreign withholding tax claims	356,985	—	—

Total investment income	20,813,803	4,507,079	26,468,895

EXPENSES
Investment advisory	4,220,267	3,689,145	8,140,409
Transfer agent — class specific	1,031,747	722,377	1,090,564
Service and distribution — class specific	492,631	895,986	669,207
Administration	381,546	264,547	712,174
Administration — class specific	193,443	131,070	382,214
Custodian	178,898	20,448	57,775
Accounting services	71,133	54,029	122,551
Professional	66,204	20,431	36,185
Registration	59,611	41,151	36,183
Printing and postage	23,253	20,990	24,755
Directors and Officer	9,758	8,064	16,573
Miscellaneous	1,941	13,246	34,564

Total expenses excluding interest expense	6,730,432	5,881,484	11,323,154
Interest expense	116	65	—

Total expenses	6,730,548	5,881,549	11,323,154

Less:
Administration fees waived by the Manager — class specific	(193,443)	(131,070)	(382,214)
Fees waived and/or reimbursed by the Manager	(614,997)	(396,802)	(575,622)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(611,145)	(395,338)	(431,639)

Total expenses after fees waived and/or reimbursed	5,310,963	4,958,339	9,933,679

Net investment income (loss)	15,502,840	(451,260)	16,535,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	54,064,563	174,845,449	185,001,542
Investments — affiliated	432	753	6,959
Futures contracts	(1,941,338)	1,358,930	5,831,455
Foreign currency transactions	(595,203)	—	—

	$51,528,454	$176,205,132	$190,839,956

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(60,247,862)	32,715,071	376,020,868
Investments — affiliated	—	—	19,434
Futures contracts	712,518	41,976	(116,656)
Foreign currency translations	(86,896)	(2,072)	—

	(59,622,240)	32,754,975	375,923,646

Net realized and unrealized gain (loss)	(8,093,786)	208,960,107	566,763,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,409,054	$208,508,847	$583,298,818

See notes to financial statements.

36	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2024

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

INVESTMENT INCOME
Dividends — unaffiliated	$17,384,009	$6,304,274
Dividends — affiliated	701,013	152,625
Securities lending income — affiliated — net	2,840	1,527

Total investment income	18,087,862	6,458,426

EXPENSES
Investment advisory	6,420,661	1,582,305
Service and distribution — class specific	2,307,910	597,531
Transfer agent — class specific	1,555,831	293,147
Administration	566,490	135,435
Administration — class specific	298,711	64,588
Accounting services	99,654	35,907
Registration	51,485	43,043
Professional	38,593	37,483
Custodian	32,799	21,940
Printing and postage	25,854	20,347
Directors and Officer	13,656	5,425
Miscellaneous	8,080	7,904

Total expenses	11,419,724	2,845,055

Less:
Administration fees waived by the Manager — class specific	(298,711)	(64,588)
Fees waived and/or reimbursed by the Manager	(835,459)	(307,321)
Transfer agent fees waived and/or reimbursed — class specific	(818,188)	(133,634)

Total expenses after fees waived and/or reimbursed	9,467,366	2,339,512

Net investment income	8,620,496	4,118,914

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	222,521,367	44,514,675
Investments — affiliated	(4,579)	485
Futures contracts	2,512,887	576,192

	$225,029,675	$45,091,352

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	193,098,120	36,008,374
Investments — affiliated	180	(410)
Futures contracts	1,106,796	234,602

	194,205,096	36,242,566

Net realized and unrealized gain	419,234,771	81,333,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$427,855,267	$85,452,832

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	37

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$15,502,840	$38,108,647	$(451,260)	$949,147
Net realized gain	51,528,454	65,371,744	176,205,132	132,674,713
Net change in unrealized appreciation (depreciation)	(59,622,240)	174,630,396	32,754,975	180,428,268

Net increase in net assets resulting from operations	7,409,054	278,110,787	208,508,847	314,052,128

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(21,567,625)	(24,298,025)	(50,376,401)	(5,262,541)
Investor A	(4,474,560)	(6,057,012)	(46,202,144)	(3,948,921)
Investor C	(214,742)	(149,273)	(3,115,817)	(262,948)
Class K	(4,356,665)	(6,005,547)	(545,306)	(47,549)
Class R	(574,013)	(612,167)	(126,212)	(4,973)

Decrease in net assets resulting from distributions to shareholders	(31,187,605)	(37,122,024)	(100,365,880)	(9,526,932)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	570,146,872	288,550,165	58,663,279	(30,979,579)

NET ASSETS
Total increase in net assets	546,368,321	529,538,928	166,806,246	273,545,617
Beginning of period	1,747,385,984	1,217,847,056	1,226,660,906	953,115,289

End of period	$2,293,754,305	$1,747,385,984	$1,393,467,152	$1,226,660,906

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,535,216	$29,437,447	$8,620,496	$23,908,759
Net realized gain	190,839,956	121,265,322	225,029,675	328,751,562
Net change in unrealized appreciation (depreciation)	375,923,646	624,106,586	194,205,096	410,087,805

Net increase in net assets resulting from operations	583,298,818	774,809,355	427,855,267	762,748,126

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,942,795)	(22,210,384)	(93,199,413)	(14,370,753)
Investor A	(384,033)	(2,752,160)	(125,940,980)	(11,658,748)
Investor C	—	(22,398)	(4,577,483)	(186,649)
Class K	(2,425,345)	(10,886,458)	(3,265,062)	(323,379)
Class R	—	—	(1,388,542)	(100,028)

Decrease in net assets resulting from distributions to shareholders	(6,752,173)	(35,871,400)	(228,371,480)	(26,639,557)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	379,320,493	(666,316,198)	100,774,867	(714,144,215)

NET ASSETS
Total increase in net assets	955,867,138	72,621,757	300,258,654	21,964,354
Beginning of period	3,514,797,540	3,442,175,783	2,847,222,995	2,825,258,641

End of period	$4,470,664,678	$3,514,797,540	$3,147,481,649	$2,847,222,995

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	39

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,118,914	$9,006,911
Net realized gain	45,091,352	62,624,250
Net change in unrealized appreciation (depreciation)	36,242,566	58,748,318

Net increase in net assets resulting from operations	85,452,832	130,379,479

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,372,518)	(5,038,560)
Investor A	(29,492,210)	(10,006,852)
Investor C	(1,115,347)	(338,418)
Class K	(877,122)	(421,604)
Class R	(600,587)	(185,940)

Decrease in net assets resulting from distributions to shareholders	(46,457,784)	(15,991,374)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	29,047,730	(35,263,026)

NET ASSETS
Total increase in net assets	68,042,778	79,125,079
Beginning of period	621,501,295	542,376,216

End of period	$689,544,073	$621,501,295

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.59		$16.73	$16.48	$19.89	$14.52	$16.12		$16.97

Net investment income(a)	0.16		0.49	0.48	0.46	0.38	0.22		0.44
Net realized and unrealized gain (loss)	(0.04)		2.86	0.29	(2.28)	5.30	(1.37)		(0.90)

Net increase (decrease) from investment operations	0.12		3.35	0.77	(1.82)	5.68	(1.15)		(0.46)

Distributions(b)
From net investment income	(0.35)		(0.49)	(0.52)	(0.62)	(0.31)	(0.45)		(0.39)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions	(0.35)		(0.49)	(0.52)	(1.59)	(0.31)	(0.45)		(0.39)

Net asset value, end of period	$19.36		$19.59	$16.73	$16.48	$19.89	$14.52		$16.12

Total Return(c)
Based on net asset value	0.60	%(d)	20.40%	5.10%	(9.93)%	39.57%	(7.45	)%(d)	(2.52)%

Ratios to Average Net Assets(e)
Total expenses	0.65	%(f)	0.70%	0.68%	0.73%	0.78%	0.82	%(f)	0.88%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50	%(f)	0.59%

Net investment income	1.65	%(f)	2.73%	3.08%	2.51%	2.21%	2.17	%(f)	2.78%

Supplemental Data
Net assets, end of period (000)	$1,700,161		$1,183,511	$771,698	$710,116	$616,649	$477,944		$446,831

Portfolio turnover rate	56%		128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)
	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.34		$16.52	$16.28	$19.65	$14.35	$15.93		$16.78

Net investment income(a)	0.13		0.42	0.44	0.35	0.33	0.19		0.40
Net realized and unrealized gain (loss)	(0.04)		2.85	0.28	(2.19)	5.24	(1.35)		(0.90)

Net increase (decrease) from investment operations	0.09		3.27	0.72	(1.84)	5.57	(1.16)		(0.50)

Distributions(b)
From net investment income	(0.33)		(0.45)	(0.48)	(0.56)	(0.27)	(0.42)		(0.35)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions	(0.33)		(0.45)	(0.48)	(1.53)	(0.27)	(0.42)		(0.35)

Net asset value, end of period	$19.10		$19.34	$16.52	$16.28	$19.65	$14.35		$15.93

Total Return(c)
Based on net asset value	0.46	%(d)	20.11%	4.82%	(10.13)%	39.21%	(7.61	)%(d)	(2.77)%

Ratios to Average Net Assets(e)
Total expenses	0.90	%(f)	0.92%	1.00%	1.02%	1.05%	1.08	%(f)	1.16%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75	%(f)	0.84%

Net investment income	1.36	%(f)	2.38%	2.82%	1.93%	1.95%	1.85	%(f)	2.56%

Supplemental Data
Net assets, end of period (000)	$266,128		$264,866	$230,879	$240,255	$456,083	$366,411		$404,739

Portfolio turnover rate	56%		128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

42	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$18.70		$16.03	$15.81	$19.12	$13.95	$15.43		$16.11

Net investment income(a)	0.06		0.36	0.32	0.22	0.16	0.10		0.23
Net realized and unrealized gain (loss)		(0.04)	2.67	0.27	(2.15)	5.14	(1.31)		(0.80)

Net increase (decrease) from investment operations	0.02		3.03	0.59	(1.93)	5.30	(1.21)		(0.57)

Distributions(b)
From net investment income		(0.28)	(0.36)	(0.37)	(0.41)	(0.13)	(0.27)		(0.11)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions		(0.28)	(0.36)	(0.37)	(1.38)	(0.13)	(0.27)		(0.11)

Net asset value, end of period	$18.44		$18.70	$16.03	$15.81	$19.12	$13.95		$15.43

Total Return(c)
Based on net asset value	0.08	%(d)	19.21%	4.04%	(10.83)%	38.21%	(8.05	)%(d)	(3.51)%

Ratios to Average Net Assets(e)
Total expenses	2.00	%(f)	1.73%	1.78%	1.83%	1.88%	1.84	%(f)	1.88%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50	%(f)	1.59%

Net investment income	0.61	%(f)	2.09%	2.10%	1.27%	0.98%	1.04	%(f)	1.52%

Supplemental Data
Net assets, end of period (000)	$14,467		$14,765	$2,598	$2,356	$3,664	$6,193		$9,448

Portfolio turnover rate		56%	128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.59		$16.73	$16.48	$19.89	$14.52	$16.12		$16.98

Net investment income(a)	0.16		0.48	0.52	0.46	0.46	0.23		0.56
Net realized and unrealized gain (loss)	(0.04)		2.88	0.26	(2.28)	5.23	(1.37)		(1.03)

Net increase (decrease) from investment operations	0.12		3.36	0.78	(1.82)	5.69	(1.14)		(0.47)

Distributions(b)
From net investment income	(0.35)		(0.50)	(0.53)	(0.62)	(0.32)	(0.46)		(0.39)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions	(0.35)		(0.50)	(0.53)	(1.59)	(0.32)	(0.46)		(0.39)

Net asset value, end of period	$19.36		$19.59	$16.73	$16.48	$19.89	$14.52		$16.12

Total Return(c)
Based on net asset value	0.62	%(d)	20.45%	5.16%	(9.89)%	39.64%	(7.40	)%(d)	(2.53)%

Ratios to Average Net Assets(e)
Total expenses	0.54	%(f)	0.56%	0.57%	0.61%	0.63%	0.65	%(f)	0.75%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45	%(f)	0.54%

Net investment income	1.68	%(f)	2.71%	3.28%	2.55%	2.65%	2.20	%(f)	3.59%

Supplemental Data
Net assets, end of period (000)	$278,462		$249,178	$193,748	$103,329	$103,454	$43,073		$43,721

Portfolio turnover rate	56%		128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.30		$16.53	$16.29	$19.68	$14.36	$15.91		$16.74

Net investment income(a)	0.11		0.40	0.45	0.33	0.28	0.15		0.34
Net realized and unrealized gain (loss)		(0.04)	2.82	0.23	(2.23)	5.26	(1.34)		(0.88)

Net increase (decrease) from investment operations	0.07		3.22	0.68	(1.90)	5.54	(1.19)		(0.54)

Distributions(b)
From net investment income		(0.31)	(0.45)	(0.44)	(0.52)	(0.22)	(0.36)		(0.29)
From net realized gain	—		—	—	(0.97)	—	—		—

Total distributions		(0.31)	(0.45)	(0.44)	(1.49)	(0.22)	(0.36)		(0.29)

Net asset value, end of period	$19.06		$19.30	$16.53	$16.29	$19.68	$14.36		$15.91

Total Return(c)
Based on net asset value	0.37	%(d)	19.81%	4.54%	(10.42)%	38.91%	(7.75	)%(d)	(3.04)%

Ratios to Average Net Assets(e)
Total expenses	1.51	%(f)	1.32%	1.33%	1.35%	1.36%	1.37	%(f)	1.44%

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00	%(f)	1.09%

Net investment income	1.11	%(f)	2.26%	2.75%	1.81%	1.67%	1.47	%(f)	2.20%

Supplemental Data
Net assets, end of period (000)	$34,536		$35,066	$18,925	$2,753	$3,416	$3,310		$5,244

Portfolio turnover rate		56%	128%	128%	132%	247%	131%		140%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.17		$19.76		$18.77	$23.33	$18.23	$16.49		$17.89

Net investment income(a)	0.01		0.05		0.09	0.03	0.04	0.07		0.13
Net realized and unrealized gain (loss)	4.30		6.58		0.96	(1.25)	6.59	2.40		(0.22)

Net increase (decrease) from investment operations	4.31		6.63		1.05	(1.22)	6.63	2.47		(0.09)

Distributions(b)
From net investment income	(0.01)		(0.06)		(0.06)	—	(0.07)	(0.14)		(0.13)
From net realized gain	(2.10)		(0.16)		—	(3.34)	(1.46)	(0.59)		(1.18)

Total distributions	(2.11)		(0.22)		(0.06)	(3.34)	(1.53)	(0.73)		(1.31)

Net asset value, end of period	$28.37		$26.17		$19.76	$18.77	$23.33	$18.23		$16.49

Total Return(c)
Based on net asset value	17.30	%(d)	33.74	%(e)	5.62%	(7.80)%	37.54%	15.34	%(d)	0.41%

Ratios to Average Net Assets(f)
Total expenses	0.76	%(g)	0.80%		0.75%	0.75%	0.83%	0.86	%(g)	0.87%

Total expenses after fees waived and/or reimbursed	0.62	%(g)	0.62%		0.61%	0.61%	0.62%	0.62	%(g)	0.62%

Net investment income	0.07	%(g)	0.22%		0.50%	0.15%	0.21%	0.65	%(g)	0.82%

Supplemental Data
Net assets, end of period (000)	$727,259		$639,878		$499,742	$432,076	$125,061	$89,737		$79,564

Portfolio turnover rate	79%		128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

46	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$24.58		$18.57		$17.67	$22.13	$17.35	$15.71		$17.11

Net investment income (loss)(a)	(0.02)		(0.01)		0.04	(0.03)	(0.01)	0.04		0.09
Net realized and unrealized gain (loss)	4.03		6.19		0.89	(1.16)	6.27	2.28		(0.22)

Net increase (decrease) from investment operations	4.01		6.18		0.93	(1.19)	6.26	2.32		(0.13)

Distributions(b)
From net investment income	—		(0.01)		(0.03)	—	(0.02)	(0.09)		(0.09)
From net realized gain	(2.09)		(0.16)		—	(3.27)	(1.46)	(0.59)		(1.18)

Total distributions	(2.09)		(0.17)		(0.03)	(3.27)	(1.48)	(0.68)		(1.27)

Net asset value, end of period	$26.50		$24.58		$18.57	$17.67	$22.13	$17.35		$15.71

Total Return(c)
Based on net asset value	17.16	%(d)	33.45	%(e)	5.28%	(8.05)%	37.28%	15.16	%(d)	0.15%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	1.01%		1.06%	1.07%	1.08%	1.12	%(g)	1.12%

Total expenses after fees waived and/or reimbursed	0.87	%(g)	0.87%		0.87%	0.87%	0.87%	0.87	%(g)	0.87%

Net investment income (loss)	(0.18	)%(g)	(0.03)%		0.24%	(0.16)%	(0.04)%	0.40	%(g)	0.57%

Supplemental Data
Net assets, end of period (000)	$622,712		$548,827		$441,983	$452,791	$909,344	$713,162		$699,247

Portfolio turnover rate	79%		128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.52		$14.88		$14.24	$18.42	$14.67	$13.35		$14.55

Net investment loss(a)		(0.09)	(0.14)		(0.07)	(0.16)	(0.13)	(0.03)		(0.03)
Net realized and unrealized gain (loss)	3.15		4.94		0.71	(0.87)	5.27	1.93		(0.17)

Net increase (decrease) from investment operations	3.06		4.80		0.64	(1.03)	5.14	1.90		(0.20)

Distributions from net realized gain(b)		(2.03)	(0.16)		—	(3.15)	(1.39)	(0.58)		(1.00)

Net asset value, end of period	$20.55		$19.52		$14.88	$14.24	$18.42	$14.67		$13.35

Total Return(c)
Based on net asset value	16.70	%(d)	32.46	%(e)	4.50%	(8.74)%	36.25%	14.56	%(d)	(0.59)%

Ratios to Average Net Assets(f)
Total expenses	2.00	%(g)	1.83%		1.87%	1.83%	1.84%	1.83	%(g)	1.85%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.62%		1.62%	1.62%	1.62%	1.62	%(g)	1.62%

Net investment loss	(0.93	)%(g)	(0.79)%		(0.51)%	(0.89)%	(0.78)%	(0.35	)%(g)	(0.22)%

Supplemental Data
Net assets, end of period (000)	$33,945		$30,540		$8,372	$10,162	$12,989	$14,728		$15,277

Portfolio turnover rate		79%	128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

48	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.17		$19.76		$18.77	$23.33	$18.23	$16.49		$17.89

Net investment income(a)	0.02		0.06		0.10	0.04	0.05	0.08		0.14
Net realized and unrealized gain (loss)	4.30		6.58		0.95	(1.25)	6.59	2.40		(0.23)

Net increase (decrease) from investment operations	4.32		6.64		1.05	(1.21)	6.64	2.48		(0.09)

Distributions(b)
From net investment income	(0.02)		(0.07)		(0.06)	—	(0.08)	(0.15)		(0.13)
From net realized gain	(2.10)		(0.16)		—	(3.35)	(1.46)	(0.59)		(1.18)

Total distributions	(2.12)		(0.23)		(0.06)	(3.35)	(1.54)	(0.74)		(1.31)

Net asset value, end of period	$28.37		$26.17		$19.76	$18.77	$23.33	$18.23		$16.49

Total Return(c)
Based on net asset value	17.32	%(d)	33.81	%(e)	5.63%	(7.76)%	37.60%	15.40	%(d)	0.47%

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.67%		0.69%	0.69%	0.69%	0.70	%(g)	0.71%

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.57%		0.57%	0.57%	0.57%	0.57	%(g)	0.57%

Net investment income	0.11	%(g)	0.27%		0.53%	0.18%	0.25%	0.72	%(g)	0.85%

Supplemental Data
Net assets, end of period (000)	$7,890		$5,855		$2,489	$2,177	$1,152	$715		$973

Portfolio turnover rate	79%		128%		130%	130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$25.86		$19.57		$18.64		$23.17	$18.10	$16.32		$17.69

Net investment income (loss)(a)		(0.06)	(0.06)		(0.00	)(b)	(0.09)	(0.06)	0.02		0.05
Net realized and unrealized gain (loss)	4.25		6.51		0.94		(1.25)	6.55	2.38		(0.23)

Net increase (decrease) from investment operations	4.19		6.45		0.94		(1.34)	6.49	2.40		(0.18)

Distributions(c)
From net investment income	—		—		(0.01)		—	—	(0.03)		(0.01)
From net realized gain		(2.08)	(0.16)		—		(3.19)	(1.42)	(0.59)		(1.18)

Total distributions		(2.08)	(0.16)		(0.01)		(3.19)	(1.42)	(0.62)		(1.19)

Net asset value, end of period	$27.97		$25.86		$19.57		$18.64	$23.17	$18.10		$16.32

Total Return(d)
Based on net asset value	17.00	%(e)	33.12	%(f)	5.03%		(8.28)%	36.93%	14.99	%(e)	(0.15)%

Ratios to Average Net Assets(g)
Total expenses	1.40	%(h)	1.40%		1.42%		1.50%	1.36%	1.46	%(h)	1.42%

Total expenses after fees waived and/or reimbursed	1.12	%(h)	1.12%		1.12%		1.12%	1.12%	1.12	%(h)	1.12%

Net investment income (loss)	(0.43	)%(h)	(0.28)%		(0.03)%		(0.39)%	(0.30)%	0.16	%(h)	0.33%

Supplemental Data
Net assets, end of period (000)	$1,660		$1,561		$530		$349	$577	$536		$867

Portfolio turnover rate		79%	128%		130%		130%	134%	70%		154%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

50	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$17.35		$14.06	$15.35	$20.72	$13.09	$13.13

Net investment income(a)	0.08		0.14	0.14	0.13	0.12	0.14
Net realized and unrealized gain (loss)	2.63		3.31	(1.02)	(3.28)	7.97	(0.05)

Net increase (decrease) from investment operations	2.71		3.45	(0.88)	(3.15)	8.09	0.09

Distributions(b)
From net investment income		(0.03)	(0.16)	(0.12)	(0.14)	(0.10)	(0.13)
From net realized gain	—		—	(0.29)	(2.08)	(0.36)	(0.00	)(c)

Total distributions		(0.03)	(0.16)	(0.41)	(2.22)	(0.46)	(0.13)

Net asset value, end of period	$20.03		$17.35	$14.06	$15.35	$20.72	$13.09

Total Return(d)
Based on net asset value	15.67	%(e)	24.68%	(5.75)%	(16.89)%	62.61%	0.61%

Ratios to Average Net Assets(f)
Total expenses	0.56	%(g)	0.57%	0.59%	0.59%	0.60%	0.64%

Total expenses after fees waived and/or reimbursed	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.88	%(g)	0.86%	0.93%	0.69%	0.65%	0.99%

Supplemental Data
Net assets, end of period (000)	$2,478,384		$2,020,581	$2,152,757	$2,501,959	$2,802,145	$847,753

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$17.23		$13.96	$15.24	$20.58	$13.02	$13.05

Net investment income(a)	0.06		0.09	0.10	0.08	0.08	0.10
Net realized and unrealized gain (loss)	2.61		3.30	(1.01)	(3.25)	7.91	(0.03)

Net increase (decrease) from investment operations	2.67		3.39	(0.91)	(3.17)	7.99	0.07

Distributions(b)
From net investment income		(0.02)	(0.12)	(0.08)	(0.09)	(0.07)	(0.10)
From net realized gain	—		—	(0.29)	(2.08)	(0.36)	(0.00	)(c)

Total distributions		(0.02)	(0.12)	(0.37)	(2.17)	(0.43)	(0.10)

Net asset value, end of period	$19.88		$17.23	$13.96	$15.24	$20.58	$13.02

Total Return(d)
Based on net asset value	15.49	%(e)	24.42%	(5.98)%	(17.08)%	62.05%	0.45%

Ratios to Average Net Assets(f)
Total expenses	0.90	%(g)	0.93%	0.93%	0.92%	0.95%	1.01%

Total expenses after fees waived and/or reimbursed	0.75	%(g)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	0.62	%(g)	0.59%	0.67%	0.44%	0.45%	0.75%

Supplemental Data
Net assets, end of period (000)	$634,941		$382,878	$315,694	$358,594	$530,664	$277,926

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

52	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$16.64		$13.50	$14.80	$20.08	$12.74	$12.80

Net investment income (loss)(a)		(0.01)	(0.03)	(0.01)	(0.05)	(0.05)	0.00	(b)
Net realized and unrealized gain (loss)	2.51		3.20	(0.98)	(3.18)	7.74	(0.04)

Net increase (decrease) from investment operations	2.50		3.17	(0.99)	(3.23)	7.69	(0.04)

Distributions(c)
From net investment income	—		(0.03)	(0.02)	—	—	(0.02)
From net realized gain	—		—	(0.29)	(2.05)	(0.35)	(0.00	)(d)

Total distributions	—		(0.03)	(0.31)	(2.05)	(0.35)	(0.02)

Net asset value, end of period	$19.14		$16.64	$13.50	$14.80	$20.08	$12.74

Total Return(e)
Based on net asset value	15.02	%(f)	23.55%	(6.70)%	(17.74)%	60.90%	(0.33)%

Ratios to Average Net Assets(g)
Total expenses	1.65	%(h)	1.71%	1.69%	1.64%	1.70%	1.71%

Total expenses after fees waived and/or reimbursed	1.50	%(h)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income (loss)	(0.11	)%(h)	(0.18)%	(0.07)%	(0.30)%	(0.32)%	0.01%

Supplemental Data
Net assets, end of period (000)	$13,944		$11,679	$9,276	$10,969	$12,880	$4,955

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Year Ended 05/31/20

Net asset value, beginning of period	$17.37		$14.07	$15.36	$20.73	$13.10	$13.13

Net investment income(a)	0.09		0.14	0.14	0.13	0.13	0.14
Net realized and unrealized gain (loss)	2.63		3.33	(1.02)	(3.27)	7.97	(0.03)

Net increase (decrease) from investment operations	2.72		3.47	(0.88)	(3.14)	8.10	0.11

Distributions(b)
From net investment income		(0.04)	(0.17)	(0.12)	(0.15)	(0.11)	(0.14)
From net realized gain	—		—	(0.29)	(2.08)	(0.36)	(0.00	)(c)

Total distributions		(0.04)	(0.17)	(0.41)	(2.23)	(0.47)	(0.14)

Net asset value, end of period	$20.05		$17.37	$14.07	$15.36	$20.73	$13.10

Total Return(d)
Based on net asset value	15.67	%(e)	24.80%	(5.70)%	(16.84)%	62.63%	0.73%

Ratios to Average Net Assets(f)
Total expenses	0.50	%(g)	0.51%	0.51%	0.51%	0.52%	0.56%

Total expenses after fees waived and/or reimbursed	0.45	%(g)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.94	%(g)	0.89%	0.97%	0.73%	0.71%	0.99%

Supplemental Data
Net assets, end of period (000)	$1,343,396		$1,099,659	$964,449	$967,682	$920,752	$188,885

Portfolio turnover rate		44%	75%	93%	81%	63%	101%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

54	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$22.42		$17.36	$18.39	$23.32		$18.78		$16.87		$18.18

Net investment income(a)	0.08		0.19	0.20	0.13		0.19		0.22		0.25
Net realized and unrealized gain (loss)	3.22		5.06	(0.18)	(0.87)		5.31		2.41		(0.13)

Net increase (decrease) from investment operations	3.30		5.25	0.02	(0.74)		5.50		2.63		0.12

Distributions(b)
From net investment income	(0.08)		(0.19)	(0.20)	(0.19)		(0.22)		(0.29)		(0.20)
From net realized gain	(1.69)		—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions	(1.77)		(0.19)	(1.05)	(4.19)		(0.96)		(0.72)		(1.43)

Net asset value, end of period	$23.95		$22.42	$17.36	$18.39		$23.32		$18.78		$16.87

Total Return(c)
Based on net asset value	15.44	%(d)	30.47%	0.63%	(5.20	)%(d)	30.31%		15.96%		1.41%

Ratios to Average Net Assets(e)
Total expenses	0.60	%(f)	0.63%	0.63%	0.61	%(f)(g)	0.68	%(h)	0.84	%(i)	0.82	%(i)

Total expenses after fees waived and/or reimbursed	0.48	%(f)	0.48%	0.48%	0.48	%(f)(g)	0.48	%(h)	0.48	%(i)	0.47	%(i)

Net investment income	0.73	%(f)	0.95%	1.17%	0.92	%(f)(g)	0.87	%(h)	1.29	%(i)	1.54	%(i)

Supplemental Data
Net assets, end of period (000)	$1,329,372		$1,193,777	$1,479,014	$1,547,621		$1,721,850		$1,399,612		$1,325,232

Portfolio turnover rate(j)	58%		116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$21.17		$16.40	$17.44	$22.30		$18.00		$16.20		$17.52

Net investment income(a)	0.05		0.13	0.15	0.09		0.13		0.17		0.20
Net realized and unrealized gain (loss)	3.03		4.79	(0.19)	(0.82)		5.08		2.31		(0.12)

Net increase (decrease) from investment operations	3.08		4.92	(0.04)	(0.73)		5.21		2.48		0.08

Distributions(b)
From net investment income	(0.06)		(0.15)	(0.15)	(0.13)		(0.17)		(0.25)		(0.17)
From net realized gain	(1.69)		—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions	(1.75)		(0.15)	(1.00)	(4.13)		(0.91)		(0.68)		(1.40)

Net asset value, end of period	$22.50		$21.17	$16.40	$17.44		$22.30		$18.00		$16.20

Total Return(c)
Based on net asset value	15.30	%(d)	30.18%	0.34%	(5.37	)%(d)	30.01%		15.66%		1.18%

Ratios to Average Net Assets(e)
Total expenses	0.86	%(f)	0.88%	0.90%	0.86	%(f)(g)	0.93	%(h)	1.09	%(i)	1.10	%(i)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.73%	0.73%	0.73	%(f)(g)	0.73	%(h)	0.73	%(i)	0.73	%(i)

Net investment income	0.48	%(f)	0.70%	0.92%	0.67	%(f)(g)	0.62	%(h)	1.04	%(i)	1.30	%(i)

Supplemental Data
Net assets, end of period (000)	$1,700,919		$1,547,821	$1,271,384	$1,382,899		$1,519,185		$1,325,195		$1,202,715

Portfolio turnover rate(j)	58%		116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

56	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$16.73		$13.01	$14.06	$18.68		$15.14		$13.72		$15.03

Net investment income (loss)(a)		(0.02)	(0.01)	0.02	(0.01)		(0.02)		0.04		0.07
Net realized and unrealized gain (loss)	2.35		3.80	(0.16)	(0.61)		4.28		1.95		(0.12)

Net increase (decrease) from investment operations	2.33		3.79	(0.14)	(0.62)		4.26		1.99		(0.05)

Distributions(b)
From net investment income		(0.01)	(0.07)	(0.06)	(0.00	)(c)	—		(0.14)		(0.03)
From net realized gain		(1.69)	—	(0.85)	(4.00)		(0.72)		(0.43)		(1.23)

Total distributions		(1.70)	(0.07)	(0.91)	(4.00)		(0.72)		(0.57)		(1.26)

Net asset value, end of period	$17.36		$16.73	$13.01	$14.06		$18.68		$15.14		$13.72

Total Return(d)
Based on net asset value	14.86	%(e)	29.21%	(0.42)%	(5.81	)%(e)	29.03%		14.80%		0.37%

Ratios to Average Net Assets(f)
Total expenses	1.69	%(g)	1.69%	1.72%	1.69	%(g)(h)	1.69	%(i)	1.87	%(j)	1.89	%(j)

Total expenses after fees waived and/or reimbursed	1.48	%(g)	1.48%	1.48%	1.48	%(g)(h)	1.48	%(i)	1.48	%(j)	1.48	%(j)

Net investment income (loss)	(0.27	)%(g)	(0.05)%	0.17%	(0.08	)%(g)(h)	(0.13	)%(i)	0.32	%(j)	0.52	%(j)

Supplemental Data
Net assets, end of period (000)	$50,665		$44,928	$31,813	$38,506		$42,561		$31,921		$95,571

Portfolio turnover rate(k)		58%	116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$22.42		$17.36	$18.40	$23.34		$18.79		$16.88		$18.19

Net investment income(a)	0.09		0.20	0.21	0.13		0.20		0.22		0.31
Net realized and unrealized gain (loss)	3.23		5.06	(0.19)	(0.87)		5.32		2.42		(0.18)

Net increase (decrease) from investment operations	3.32		5.26	0.02	(0.74)		5.52		2.64		0.13

Distributions(b)
From net investment income	(0.08)		(0.20)	(0.21)	(0.20)		(0.23)		(0.30)		(0.21)
From net realized gain	(1.69)		—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions	(1.77)		(0.20)	(1.06)	(4.20)		(0.97)		(0.73)		(1.44)

Net asset value, end of period	$23.97		$22.42	$17.36	$18.40		$23.34		$18.79		$16.88

Total Return(c)
Based on net asset value	15.56	%(d)	30.53%	0.63%	(5.18	)%(d)	30.42%		16.01%		1.45%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.52%	0.54%	0.51	%(f)(g)	0.55	%(h)	0.70	%(i)	0.72	%(i)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43%	0.43%	0.43	%(f)(g)	0.43	%(h)	0.43	%(i)	0.43	%(i)

Net investment income	0.78	%(f)	1.01%	1.22%	0.98	%(f)(g)	0.91	%(h)	1.30	%(i)	1.87	%(i)

Supplemental Data
Net assets, end of period (000)	$49,297		$41,460	$31,568	$61,965		$56,736		$34,078		$3,079

Portfolio turnover rate(j)	58%		116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

58	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$19.07		$14.80	$15.84	$20.60		$16.66		$15.03		$16.38

Net investment income(a)	0.02		0.07	0.10	0.05		0.07		0.13		0.15
Net realized and unrealized gain (loss)	2.71		4.32	(0.17)	(0.72)		4.70		2.13		(0.13)

Net increase (decrease) from investment operations	2.73		4.39	(0.07)	(0.67)		4.77		2.26		0.02

Distributions(b)
From net investment income		(0.03)	(0.12)	(0.12)	(0.09)		(0.09)		(0.20)		(0.14)
From net realized gain		(1.69)	—	(0.85)	(4.00)		(0.74)		(0.43)		(1.23)

Total distributions		(1.72)	(0.12)	(0.97)	(4.09)		(0.83)		(0.63)		(1.37)

Net asset value, end of period	$20.08		$19.07	$14.80	$15.84		$20.60		$16.66		$15.03

Total Return(c)
Based on net asset value	15.16	%(d)	29.82%	0.14%	(5.55	)%(d)	29.67%		15.38%		0.88%

Ratios to Average Net Assets(e)
Total expenses	1.23	%(f)	1.22%	1.24%	1.23	%(f)(g)	1.26	%(h)	1.37	%(i)	1.32	%(i)

Total expenses after fees waived and/or reimbursed	0.98	%(f)	0.98%	0.98%	0.98	%(f)(g)	0.98	%(h)	0.98	%(i)	0.98	%(i)

Net investment income	0.25	%(f)	0.44%	0.68%	0.42	%(f)(g)	0.37	%(h)	0.83	%(i)	1.04	%(i)

Supplemental Data
Net assets, end of period (000)	$17,228		$19,237	$11,479	$13,967		$14,399		$12,416		$27,003

Portfolio turnover rate(j)		58%	116%	105%	73%		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$32.45		$26.63	$29.79	$35.07	$24.74		$28.08		$30.89

Net investment income(a)	0.24		0.51	0.47	0.45	0.46		0.39		0.57
Net realized and unrealized gain (loss)	4.09		6.16	(2.02)	(0.21)	10.36		(2.60)		(0.26)

Net increase (decrease) from investment operations	4.33		6.67	(1.55)	0.24	10.82		(2.21)		0.31

Distributions(b)
From net investment income	(0.20)		(0.50)	(0.47)	(0.47)	(0.49)		(0.58)		(0.59)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.41)		(0.85)	(1.61)	(5.52)	(0.49)		(1.13)		(3.12)

Net asset value, end of period	$34.37		$32.45	$26.63	$29.79	$35.07		$24.74		$28.08

Total Return(c)
Based on net asset value	14.12	%(d)	25.48%	(4.97)%	0.63%	44.37%		(8.36	)%(d)	1.80%

Ratios to Average Net Assets(e)
Total expenses	0.69	%(f)	0.71%	0.70%	0.70%	0.84	%(g)	0.89	%(f)(h)	0.87	%(h)

Total expenses after fees waived and/or reimbursed	0.54	%(f)	0.54%	0.54%	0.54%	0.54	%(g)	0.54	%(f)(h)	0.54	%(h)

Net investment income	1.46	%(f)	1.73%	1.72%	1.41%	1.58	%(g)	2.20	%(f)(h)	2.09	%(h)

Supplemental Data
Net assets, end of period (000)	$226,061		$193,379	$164,434	$186,903	$194,452		$146,365		$192,744

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

60	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$31.48		$25.86	$28.98	$34.26	$24.18		$27.45		$30.26

Net investment income(a)	0.19		0.43	0.39	0.36	0.38		0.34		0.49
Net realized and unrealized gain (loss)	3.97		5.97	(1.97)	(0.20)	10.13		(2.55)		(0.25)

Net increase (decrease) from investment operations	4.16		6.40	(1.58)	0.16	10.51		(2.21)		0.24

Distributions(b)
From net investment income	(0.17)		(0.43)	(0.40)	(0.39)	(0.43)		(0.51)		(0.52)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.38)		(0.78)	(1.54)	(5.44)	(0.43)		(1.06)		(3.05)

Net asset value, end of period	$33.26		$31.48	$25.86	$28.98	$34.26		$24.18		$27.45

Total Return(c)
Based on net asset value	13.98	%(d)	25.15%	(5.22)%	0.40%	44.01%		(8.53	)%(d)	1.56%

Ratios to Average Net Assets(e)
Total expenses	0.95	%(f)	0.96%	0.97%	0.97%	1.10	%(g)	1.15	%(f)(h)	1.14	%(h)

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.79%	0.79%	0.79%	0.79	%(g)	0.79	%(f)(h)	0.79	%(h)

Net investment income	1.21	%(f)	1.48%	1.47%	1.16%	1.33	%(g)	1.95	%(f)(h)	1.84	%(h)

Supplemental Data
Net assets, end of period (000)	$427,976		$393,788	$345,671	$394,334	$405,607		$280,449		$336,565

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$28.44		$23.43	$26.40	$31.69	$22.31		$25.32		$28.06

Net investment income(a)	0.07		0.19	0.17	0.12	0.16		0.19		0.27
Net realized and unrealized gain (loss)	3.55		5.40	(1.78)	(0.19)	9.37		(2.36)		(0.24)

Net increase (decrease) from investment operations	3.62		5.59	(1.61)	(0.07)	9.53		(2.17)		0.03

Distributions(b)
From net investment income		(0.07)	(0.23)	(0.22)	(0.17)	(0.15)		(0.29)		(0.24)
From net realized gain		(2.21)	(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions		(2.28)	(0.58)	(1.36)	(5.22)	(0.15)		(0.84)		(2.77)

Net asset value, end of period	$29.78		$28.44	$23.43	$26.40	$31.69		$22.31		$25.32

Total Return(c)
Based on net asset value	13.53	%(d)	24.21%	(5.89)%	(0.38)%	42.99%		(9.00	)%(d)	0.79%

Ratios to Average Net Assets(e)
Total expenses	1.74	%(f)	1.76%	1.74%	1.73%	1.85	%(g)	1.91	%(f)(h)	1.94	%(h)

Total expenses after fees waived and/or reimbursed	1.54	%(f)	1.54%	1.54%	1.54%	1.54	%(g)	1.54	%(f)(h)	1.54	%(h)

Net investment income	0.46	%(f)	0.73%	0.72%	0.41%	0.63	%(g)	1.20	%(f)(h)	1.08	%(h)

Supplemental Data
Net assets, end of period (000)	$15,132		$14,553	$14,894	$18,099	$20,880		$43,395		$63,659

Portfolio turnover rate		62%	118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

62	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$32.45		$26.64	$29.80	$35.08	$24.74		$28.09		$30.90

Net investment income(a)	0.25		0.53	0.48	0.47	0.47		0.40		0.58
Net realized and unrealized gain (loss)	4.10		6.14	(2.01)	(0.22)	10.38		(2.60)		(0.26)

Net increase (decrease) from investment operations	4.35		6.67	(1.53)	0.25	10.85		(2.20)		0.32

Distributions(b)
From net investment income	(0.21)		(0.51)	(0.49)	(0.48)	(0.51)		(0.60)		(0.60)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.42)		(0.86)	(1.63)	(5.53)	(0.51)		(1.15)		(3.13)

Net asset value, end of period	$34.38		$32.45	$26.64	$29.80	$35.08		$24.74		$28.09

Total Return(c)
Based on net asset value	14.17	%(d)	25.49%	(4.91)%	0.69%	44.48%		(8.35	)%(d)	1.85%

Ratios to Average Net Assets(e)
Total expenses	0.61	%(f)	0.62%	0.63%	0.63%	0.74	%(g)	0.80	%(f)(h)	0.79	%(h)

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.49%	0.49%	0.49%	0.49	%(g)	0.49	%(f)(h)	0.49	%(h)

Net investment income	1.52	%(f)	1.80%	1.77%	1.47%	1.62	%(g)	2.24	%(f)(h)	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$12,273		$12,053	$10,451	$10,210	$8,258		$4,971		$5,699

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$29.80		$24.52	$27.56	$32.84	$23.18		$26.29		$29.10

Net investment income(a)	0.14		0.34	0.31	0.27	0.29		0.28		0.41
Net realized and unrealized gain (loss)	3.74		5.65	(1.87)	(0.19)	9.71		(2.43)		(0.26)

Net increase (decrease) from investment operations	3.88		5.99	(1.56)	0.08	10.00		(2.15)		0.15

Distributions(b)
From net investment income	(0.14)		(0.36)	(0.34)	(0.31)	(0.34)		(0.41)		(0.43)
From net realized gain	(2.21)		(0.35)	(1.14)	(5.05)	—		(0.55)		(2.53)

Total distributions	(2.35)		(0.71)	(1.48)	(5.36)	(0.34)		(0.96)		(2.96)

Net asset value, end of period	$31.33		$29.80	$24.52	$27.56	$32.84		$23.18		$26.29

Total Return(c)
Based on net asset value	13.82	%(d)	24.84%	(5.43)%	0.14%	43.63%		(8.65	)%(d)	1.29%

Ratios to Average Net Assets(e)
Total expenses	1.32	%(f)	1.35%	1.36%	1.35%	1.41	%(g)	1.43	%(f)(h)	1.44	%(h)

Total expenses after fees waived and/or reimbursed	1.04	%(f)	1.04%	1.04%	1.04%	1.04	%(g)	1.04	%(f)(h)	1.04	%(h)

Net investment income	0.96	%(f)	1.23%	1.22%	0.91%	1.11	%(g)	1.69	%(f)(h)	1.59	%(h)

Supplemental Data
Net assets, end of period (000)	$8,101		$7,729	$6,925	$8,440	$9,015		$10,820		$18,321

Portfolio turnover rate	62%		118%	116%	136%	126	%(i)	70%		161%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)

Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.05% and 0.03% for the period October 1, 2019 to May 31, 2020 and September 30, 2019, respectively.

(i)	Portfolio turnover rate includes transactions from the Master LLC prior to March 1, 2021.

See notes to financial statements.

64	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage International Fund	Advantage International	Diversified
BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified
BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified
BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified
BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

66	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received	Non-Cash Collateral Received, at Fair Value	Net Amount(a)

Advantage International
BofA Securities, Inc.	$80	$(80)	$—	$—

Advantage Large Cap Growth
BNP Paribas SA	$167,280	$(167,280)	$—	$—

Advantage Small Cap Core
Barclays Capital, Inc.	$2,825,323	$(2,825,323)	$—	$—
BNP Paribas SA	4,018,195	(4,018,195)	—	—
BofA Securities, Inc.	10,551,083	(10,390,463)	—	160,620
Citigroup Global Markets, Inc.	11,036,374	(11,036,374)	—	—
Credit Suisse Securities (USA) LLC	50,327	(50,327)	—	—
J.P. Morgan Securities LLC	39,804,835	(39,804,835)	—	—
Jefferies LLC	105,507	(105,507)	—	—
Morgan Stanley	27,737,104	(27,737,104)	—	—
National Financial Services LLC	3,317,826	(3,317,826)	—	—
SG Americas Securities LLC	1,116,346	(1,116,346)	—	—
State Street Bank & Trust Co.	5,200,253	(5,200,253)	—	—
Toronto-Dominion Bank	734,229	(734,229)	—	—

	$106,497,402	$(106,336,782)	$—	$160,620

Advantage Large Cap Value
BofA Securities, Inc.	$3,772,704	$(3,772,704)	$—	$—
Citigroup Global Markets, Inc.	889	(889)	—	—
Goldman Sachs & Co. LLC	326,724	(326,724)	—	—

	$4,100,317	$(4,100,317)	$—	$—

(a)

The market value of the loaned securities is determined as of November 30, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value

First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%
$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46
$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44
$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43
Greater than $10 billion	0.38	0.48	0.38	0.38	0.42

Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25%	0.75%
Class R	0.25	0.25	0.25	0.25	N/A	N/A

			Advantage Large Cap Core		Advantage Large Cap Value

Share Class			Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A			0.25%	N/A	0.25%	N/A
Investor C			0.25	0.75%	0.25	0.75%
Class R			0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Advantage International	$331,051	$73,234	$88,346	$492,631
Advantage Large Cap Growth	732,004	159,857	4,125	895,986
Advantage Small Cap Core	607,536	61,671	—	669,207
Advantage Large Cap Core	2,024,780	239,836	43,294	2,307,910
Advantage Large Cap Value	505,514	72,713	19,304	597,531

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$135,969	$26,538	$1,467	$25,928	$3,541	$193,443
Advantage Large Cap Growth	68,325	58,655	3,200	725	165	131,070
Advantage Small Cap Core	213,077	48,579	1,235	119,323	—	382,214
Advantage Large Cap Core	125,468	162,210	4,800	4,507	1,726	298,711
Advantage Large Cap Value	20,640	40,518	1,457	1,199	774	64,588

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total

Advantage International	$266,307	$266,307
Advantage Large Cap Growth	291,008	291,008
Advantage Small Cap Core	100,890	100,890
Advantage Large Cap Core	195,185	195,185

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$4,376	$8,235	$972	$360	$2,622	$16,565
Advantage Large Cap Growth	849	50,723	2,801	51	23	54,447
Advantage Small Cap Core	2,020	7,120	726	486	—	10,352
Advantage Large Cap Core	13,065	85,456	1,650	40	108	100,319
Advantage Large Cap Value	474	15,480	1,017	35	69	17,075

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$766,711	$143,325	$33,824	$3,705	$84,182	$1,031,747
Advantage Large Cap Growth	373,627	290,995	55,459	270	2,026	722,377
Advantage Small Cap Core	687,096	368,413	9,221	25,834	—	1,090,564
Advantage Large Cap Core	617,036	875,328	44,194	322	18,951	1,555,831
Advantage Large Cap Value	90,268	184,099	10,097	359	8,324	293,147

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Advantage International	$2,449
Advantage Large Cap Growth	11,143
Advantage Small Cap Core	7,056
Advantage Large Cap Core	15,745
Advantage Large Cap Value	3,876

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Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value

Investor A	$599	$1,013	$992	$3,821	$—
Investor C	73	257	939	316	58

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2024, the amounts waived were as follows:

Fund Name	Amounts Waived

Advantage International	$18,691
Advantage Large Cap Growth	4,750
Advantage Small Cap Core	15,704
Advantage Large Cap Core	10,433
Advantage Large Cap Value	2,281

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%
Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12
Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A
Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98
Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 (June 30, 2034 with respect to Advantage Large Cap Growth Class R Shares), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2024, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Amounts Waived

Advantage International	$596,306
Advantage Large Cap Growth	392,052
Advantage Small Cap Core	559,918
Advantage Large Cap Core	825,026
Advantage Large Cap Value	305,040

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the six months ended November 30, 2024, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$135,969	$26,538	$1,467	$25,928	$3,541	$193,443
Advantage Large Cap Growth	68,325	58,655	3,200	725	165	131,070
Advantage Small Cap Core	213,077	48,579	1,235	119,323	—	382,214
Advantage Large Cap Core	125,468	162,210	4,800	4,507	1,726	298,711
Advantage Large Cap Value	20,640	40,518	1,457	1,199	774	64,588

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Notes to Financial Statements (unaudited) (continued)

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$425,905	$76,350	$30,030	$3,705	$75,155	$611,145
Advantage Large Cap Growth	202,817	143,301	47,343	270	1,607	395,338
Advantage Small Cap Core	154,161	245,590	6,054	25,834	—	431,639
Advantage Large Cap Core	303,428	467,641	32,019	322	14,778	818,188
Advantage Large Cap Value	38,651	81,976	6,298	359	6,350	133,634

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage International	$289
Advantage Large Cap Growth	955
Advantage Small Cap Core	54,454
Advantage Large Cap Core	665
Advantage Large Cap Value	400

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund other than Advantage Large Cap Growth may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Advantage Large Cap Core, Advantage Large Cap Value and Advantage International are currently permitted to borrow under the Interfund Lending Program. Advantage Small Cap Core is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Funds did not participate in the Interfund Lending Program.

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Notes to Financial Statements (unaudited) (continued)

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the six months ended November 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain

Advantage International	$138,093,835	$158,335,916	$8,077,597
Advantage Large Cap Growth	251,599,183	262,826,339	39,538,504
Advantage Small Cap Core	37,224,338	92,160,043	14,314,055
Advantage Large Cap Core	148,859,987	186,234,960	25,789,719
Advantage Large Cap Value	31,237,205	45,283,855	4,899,669

7.	PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Advantage International	$1,575,034,202	$1,066,833,585
Advantage Large Cap Growth	1,024,568,932	1,064,114,942
Advantage Small Cap Core	2,076,813,361	1,693,637,333
Advantage Large Cap Core	1,707,005,926	1,823,404,014
Advantage Large Cap Value	396,522,651	409,959,937

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of May 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards

Advantage International	$(36,663,284)
Advantage Small Cap Core	(203,707,240)

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage International	$2,056,205,658	$267,321,391	$(54,662,069)	$212,659,322
Advantage Large Cap Growth	874,378,782	530,567,858	(11,529,863)	519,037,995
Advantage Small Cap Core	3,892,357,848	940,971,407	(255,784,965)	685,186,442
Advantage Large Cap Core	2,065,209,852	1,113,336,019	(30,524,862)	1,082,811,157
Advantage Large Cap Value	576,713,025	124,814,971	(8,334,817)	116,480,154

9.	BANK BORROWINGS

The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed

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Notes to Financial Statements (unaudited) (continued)

and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International
Institutional
Shares sold	33,163,693	$645,605,078	23,297,357	$414,287,683
Shares issued in reinvestment of distributions	1,087,485	21,053,717	1,383,179	24,124,489
Shares redeemed	(6,830,988)	(133,430,872)	(10,399,113)	(186,487,678)

	27,420,190	$533,227,923	14,281,423	$251,924,494

Investor A
Shares sold and automatic conversion of shares	969,442	$18,517,858	1,964,803	$34,539,277
Shares issued in reinvestment of distributions	213,945	4,090,638	319,591	5,512,362
Shares redeemed	(945,507)	(18,245,472)	(2,564,768)	(44,937,995)

	237,880	$4,363,024	(280,374)	$(4,886,356)

Investor C
Shares sold	73,034	$1,355,552	759,644	$12,470,746
Shares issued in reinvestment of distributions	11,601	214,742	8,965	149,273
Shares redeemed and automatic conversion of shares	(89,693)	(1,670,673)	(141,151)	(2,420,929)

	(5,058)	$(100,379)	627,458	$10,199,090

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International (continued)
Class K
Shares sold	2,592,639	$51,015,270	2,590,705	$46,132,287
Shares issued in reinvestment of distributions	225,034	4,356,665	344,221	6,005,317
Shares redeemed	(1,152,756)	(22,618,434)	(1,798,410)	(32,102,894)

	1,664,917	$32,753,501	1,136,516	$20,034,710

Class R
Shares sold	253,121	$4,856,642	1,017,841	$17,350,290
Shares issued in reinvestment of distributions	30,069	574,013	35,544	612,167
Shares redeemed	(287,496)	(5,527,852)	(381,525)	(6,684,230)

	(4,306)	$(97,197)	671,860	$11,278,227

	29,313,623	$570,146,872	16,436,883	$288,550,165

Advantage Large Cap Growth
Institutional
Shares sold	1,772,157	$47,298,202	3,274,605	$74,950,123
Shares issued in reinvestment of distributions	1,911,324	49,178,358	235,499	5,243,158
Shares redeemed	(2,499,856)	(68,411,727)	(4,350,268)	(97,770,614)

	1,183,625	$28,064,833	(840,164)	$(17,577,333)

Investor A
Shares sold	612,201	$15,460,649	985,440	$21,327,952
Shares issued in reinvestment of distributions	1,866,482	44,888,885	183,148	3,842,876
Shares redeemed	(1,306,745)	(32,776,191)	(2,634,857)	(56,679,531)

	1,171,938	$27,573,343	(1,466,269)	$(31,508,703)

Investor C
Shares sold	108,623	$2,141,172	1,314,696	$20,739,576
Shares issued in reinvestment of distributions	165,880	3,103,619	15,709	263,290
Shares redeemed and automatic conversion of shares	(187,431)	(3,637,328)	(328,177)	(5,811,599)

	87,072	$1,607,463	1,002,228	$15,191,267

Class K
Shares sold	66,607	$1,767,034	138,788	$3,023,950
Shares issued in reinvestment of distributions	20,189	519,458	2,010	44,757
Shares redeemed	(32,408)	(836,539)	(43,058)	(985,582)

	54,388	$1,449,953	97,740	$2,083,125

Class R
Shares sold	3,993	$106,024	36,480	$901,709
Shares issued in reinvestment of distributions	4,967	126,212	225	4,973
Shares redeemed	(9,974)	(264,549)	(3,405)	(74,617)

	(1,014)	$(32,313)	33,300	$832,065

	2,496,009	$58,663,279	(1,173,165)	$(30,979,579)

Advantage Small Cap Core
Institutional
Shares sold	19,642,857	$361,683,964	21,347,099	$333,503,755
Shares issued in reinvestment of distributions	217,172	3,932,991	1,441,914	22,168,806
Shares redeemed	(12,553,026)	(227,058,259)	(59,497,255)	(936,471,823)

	7,307,003	$138,558,696	(36,708,242)	$(580,799,262)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Small Cap Core (continued)
Investor A
Shares sold and automatic conversion of shares	13,932,242	$249,983,509	4,034,735	$63,459,431
Shares issued in reinvestment of distributions	21,333	383,783	180,437	2,751,052
Shares redeemed	(4,234,638)	(77,853,944)	(4,608,184)	(72,025,154)

	9,718,937	$172,513,348	(393,012)	$(5,814,671)

Investor C
Shares sold	117,830	$2,072,051	207,623	$3,184,439
Shares issued in reinvestment of distributions	—	—	1,527	22,365
Shares redeemed and automatic conversion of shares	(91,384)	(1,553,340)	(194,068)	(2,922,880)

	26,446	$518,711	15,082	$283,924

Class K
Shares sold	10,005,936	$181,872,580	10,206,738	$162,561,113
Shares issued in reinvestment of distributions	133,448	2,418,076	706,613	10,874,632
Shares redeemed	(6,441,444)	(116,560,918)	(16,148,319)	(253,421,934)

	3,697,940	$67,729,738	(5,234,968)	$(79,986,189)

	20,750,326	$379,320,493	(42,321,140)	$(666,316,198)

Advantage Large Cap Core
Institutional
Shares sold	2,358,977	$53,800,139	4,253,897	$85,531,661
Shares issued in reinvestment of distributions	3,869,666	84,513,507	692,648	13,247,256
Shares redeemed	(3,989,606)	(90,216,209)	(36,907,101)	(738,281,082)

	2,239,037	$48,097,437	(31,960,556)	$(639,502,165)

Investor A
Shares sold	1,488,969	$31,748,171	4,162,870	$77,141,036
Shares issued in reinvestment of distributions	5,768,714	118,489,375	603,551	10,921,227
Shares redeemed	(4,806,123)	(102,639,517)	(9,152,406)	(171,310,982)

	2,451,560	$47,598,029	(4,385,985)	$(83,248,719)

Investor C
Shares sold	260,425	$4,287,043	1,011,189	$14,414,272
Shares issued in reinvestment of distributions	281,854	4,478,656	12,705	182,763
Shares redeemed and automatic conversion of shares	(310,584)	(5,115,783)	(782,761)	(11,561,228)

	231,695	$3,649,916	241,133	$3,035,807

Class K
Shares sold	311,833	$7,045,299	766,994	$15,907,891
Shares issued in reinvestment of distributions	148,678	3,248,625	16,885	323,379
Shares redeemed	(252,353)	(5,730,670)	(753,056)	(14,656,265)

	208,158	$4,563,254	30,823	$1,575,005

Class R
Shares sold	71,901	$1,345,794	346,800	$5,958,058
Shares issued in reinvestment of distributions	75,711	1,388,543	6,126	100,028
Shares redeemed	(298,676)	(5,868,106)	(119,768)	(2,062,229)

	(151,064)	$(3,133,769)	233,158	$3,995,857

	4,979,386	$100,774,867	(35,841,427)	$(714,144,215)

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Large Cap Value
Institutional
Shares sold	843,911	$27,193,796	927,476	$27,481,322
Shares issued in reinvestment of distributions	416,655	12,982,968	156,585	4,498,448
Shares redeemed	(642,923)	(20,800,142)	(1,298,843)	(37,668,127)

	617,643	$19,376,622	(214,782)	$(5,688,357)

Investor A
Shares sold	294,497	$9,321,775	633,902	$18,495,637
Shares issued in reinvestment of distributions	882,159	26,623,565	323,626	9,028,137
Shares redeemed	(817,585)	(25,588,561)	(1,815,261)	(52,151,342)

	359,071	$10,356,779	(857,733)	$(24,627,568)

Investor C
Shares sold	18,573	$527,381	59,407	$1,538,116
Shares issued in reinvestment of distributions	40,418	1,095,334	13,191	333,274
Shares redeemed and automatic conversion of shares	(62,638)	(1,785,465)	(196,611)	(5,153,312)

	(3,647)	$(162,750)	(124,013)	$(3,281,922)

Class K
Shares sold	10,073	$316,410	193,424	$5,568,726
Shares issued in reinvestment of distributions	28,149	877,123	14,682	421,603
Shares redeemed	(52,588)	(1,684,565)	(229,117)	(7,039,729)

	(14,366)	$(491,032)	(21,011)	$(1,049,400)

Class R
Shares sold	8,029	$235,812	24,923	$685,611
Shares issued in reinvestment of distributions	21,067	599,560	7,025	185,628
Shares redeemed	(29,909)	(867,261)	(55,037)	(1,487,018)

	(813)	$(31,889)	(23,089)	$(615,779)

	957,888	$29,047,730	(1,240,628)	$(35,263,026)

As of November 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Advantage Large Cap Growth

Class K	12,217

12.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of November 30, 2024 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	79

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust and the Corporation

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

LP	Limited Partnership

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	81

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Event Driven Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Boeing Co. (The)(a)	153,562	$ 23,869,677
Bombardier, Inc., Class B(a)	20,000	1,380,094
General Electric Co.	94,405	17,196,815
Howmet Aerospace, Inc.	615,917	72,912,254
Standardaero, Inc.(a)(b)	912,930	26,164,574

		141,523,414

Chemicals — 1.3%
Dow, Inc.	5,504	243,332
DuPont de Nemours, Inc.	279,085	23,328,715
International Flavors & Fragrances, Inc.	64,436	5,886,873
Olin Corp.	755,355	32,170,569

		61,629,489

Commercial Services & Supplies — 1.5%
GFL Environmental, Inc.	1,295,269	61,007,170
Veralto Corp.	86,095	9,314,618

		70,321,788

Construction Materials — 0.7%
CRH PLC	308,498	31,550,090

Electrical Equipment — 0.4%
GE Vernova, Inc.(a)	51,832	17,318,108

Electronic Equipment, Instruments & Components — 0.3%
Ingram Micro Holding Corp.(a)	190,573	4,539,449
Keysight Technologies, Inc.(a)	72,737	12,426,389

		16,965,838

Entertainment — 0.3%
Netflix, Inc.(a)	16,255	14,415,097

Health Care Equipment & Supplies — 0.7%
Envista Holdings Corp.(a)	1,401,923	31,248,864
Neogen Corp.(a)	71,889	1,019,386

		32,268,250

Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.(a)	1,623,435	9,221,111
Cigna Group (The)	89,124	30,106,087
Elevance Health, Inc.	2,440	992,982

		40,320,180

Health Care REITs — 0.8%
Welltower, Inc.	268,497	37,100,915

Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment, Inc.(a)	859,121	33,067,567
Cava Group, Inc.(a)	50,100	7,059,090

		40,126,657

Industrial REITs — 0.1%
Lineage, Inc.	59,095	3,747,805

Interactive Media & Services — 0.3%
Meta Platforms, Inc., Class A	28,792	16,535,821

IT Services — 0.4%
Cloudflare, Inc., Class A(a)	67,465	6,735,031
Shopify, Inc., Class A(a)	77,056	8,907,674
Snowflake, Inc., Class A(a)	25,683	4,489,388

		20,132,093

Life Sciences Tools & Services — 1.3%
Danaher Corp.	260,148	62,354,874

Metals & Mining — 0.3%
ATI, Inc.(a)	274,403	16,510,829

Security	Shares		Value

Personal Care Products — 2.1%
Coty, Inc., Class A(a)		7,297,091	$ 53,925,502
Kenvue, Inc.		1,855,237	44,674,107

			98,599,609

Pharmaceuticals — 0.8%
Catalent, Inc.(a)		592,180	36,188,120

Professional Services — 0.3%
UL Solutions, Inc., Class A		249,027	13,380,221

Semiconductors & Semiconductor Equipment — 0.5%
GLOBALFOUNDRIES, Inc.(a)(b)		445,025	19,247,332
Lattice Semiconductor Corp.(a)		121,871	6,916,179

			26,163,511

Software — 2.5%
Crowdstrike Holdings, Inc., Class A(a)		37,715	13,048,259
DoubleVerify Holdings, Inc.(a)		2,338,915	47,550,142
Elastic NV(a)		75,011	8,210,704
Five9, Inc.(a)		56,514	2,332,898
Informatica, Inc., Class A(a)		436,991	11,589,001
Salesforce, Inc.		30,794	10,161,712
ServiceNow, Inc.(a)		11,926	12,515,622
Unity Software, Inc.(a)		66,103	1,593,743
Workday, Inc., Class A(a)		28,043	7,010,470
Zoom Communications, Inc., Class A(a)(b)		47,228	3,905,283

			117,917,834

Specialty Retail — 0.3%
Bath & Body Works, Inc.		124,423	4,509,089
Carvana Co., Class A(a)		43,918	11,437,126

			15,946,215

Total Common Stocks — 19.5%
(Cost: $630,990,687)			931,016,758

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Boeing Co. (The), 2.20%, 02/04/26	USD	17,000	16,429,069
Bombardier, Inc.
6.00%, 02/15/28(c)		5,291	5,284,648
8.75%, 11/15/30(c)		6,147	6,653,119
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,481,245

			31,848,081

Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(c)		2,400	2,282,078

Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(c)		7,059	6,844,781

Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
3.38%, 11/13/25		4,412	4,336,529
4.39%, 01/08/26		4,412	4,372,188
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	4,361,594

			13,070,311

Consumer Staples Distribution & Retail — 0.1%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		2,800	2,709,890

Diversified Consumer Services — 0.4%
Sotheby’s, 7.38%, 10/15/27(c)		20,957	20,723,166

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Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified REITs — 0.2%
VICI Properties LP, 4.38%, 05/15/25	USD	9,288	$ 9,249,373
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(c)		712	708,522

			9,957,895

Financial Services — 0.9%
Block, Inc., 0.25%, 11/01/27(d)		6,053	5,235,195
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26(c)		20,588	20,551,219
7.38%, 03/01/31(c)		9,722	10,089,112
Coinbase Global, Inc., 3.63%, 10/01/31(c)		4,000	3,472,324
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)		2,448	3,553,468

			42,901,318

Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	3,954,470

Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	3,536,701

Health Care Providers & Services — 1.1%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(c)(d)		8,391	7,744,677
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	7,255,301
LifePoint Health, Inc., 11.00%, 10/15/30(c)		10,266	11,310,653
Tenet Healthcare Corp.
6.25%, 02/01/27		13,500	13,509,577
4.25%, 06/01/29		13,767	13,000,654

			52,820,862

Health Care REITs — 0.0%
Ventas Realty LP, 2.65%, 01/15/25		1,764	1,758,612

Health Care Technology — 0.1%
Evolent Health, Inc., 3.50%, 12/01/29(c)(d)		3,284	2,887,621

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc., 8.13%, 07/01/27(c)		3,775	3,846,521
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	8,925,634

			12,772,155

Machinery — 0.0%
Middleby Corp. (The), 1.00%, 09/01/25(d)		1,989	2,326,533

Media — 0.8%
DISH Network Corp., 11.75%, 11/15/27(c)		17,400	18,486,110
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(c)		9,000	7,940,008
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(c)		3,900	3,618,911
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	6,300,511

			36,345,540

Passenger Airlines — 0.0%
JetBlue Airways Corp., 0.50%, 04/01/26(d)		1,196	1,106,300

Personal Care Products — 0.4%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	16,352,942
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,249,988

			20,602,930

Software — 0.7%
Bentley Systems, Inc., 0.13%, 01/15/26(d)		3,616	3,557,970
BILL Holdings, Inc., 0.00%, 12/01/25(d)(e)		6,091	5,838,224

Security	Par (000)		Value

Software (continued)
Box, Inc., 0.00%, 01/15/26(d)(e)	USD	2,399	$ 3,320,537
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	20,441,853

			33,158,584

Wireless Telecommunication Services — 0.4%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	19,759,996

Total Corporate Bonds — 6.7%
(Cost: $311,528,239)			321,367,824

Floating Rate Loan Interests(f)

Aerospace & Defense — 0.3%
Transdigm, Inc., Tranche I Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 7.35%, 08/24/28		14,925	14,942,612

Health Care Equipment & Supplies — 1.3%
Medline Borrower LP, Third Amendment Incremental Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.25%), 6.94%, 10/23/28		60,990	61,340,874

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.
2024 Repricing Advance, (1 mo. CME Term SOFR US at 0.75% Floor + 2.75%), 7.32%, 10/18/28		12,625	12,688,443
2024 Repricing Advance (Term Loan), (1 mo. CME Term SOFR US at 0.75% Floor + 2.75%), 7.32%, 08/08/27		8,752	8,821,127

			21,509,570

IT Services — 0.1%
McAfee Corp., First Amendment Tranche B-1 Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 7.91%, 03/01/29		5,558	5,573,000

Leisure Products — 0.0%
NorthPole Newco S.a r.l., Tranche B-1 Term Loan, (3 mo. PRIME at 0.00% Floor + 7.00%), 15.50%, 03/18/25(a)(g)		4,201	147,034

Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 2024-A Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 7.82%, 08/18/30		14,837	14,962,774

Software — 0.8%
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 4.00%), 8.60%, 03/30/29		37,120	37,226,526

Specialty Retail — 0.1%
Torrid LLC, Closing Date Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 10.36%, 06/14/28		4,223	3,830,620

Total Floating Rate Loan Interests — 3.3%
(Cost: $163,085,857)			159,533,010

	Shares

Investment Companies

Equity Funds — 0.0%
Altaba, Inc. Escrow(a)		445,570	628,254

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Fixed-Income Funds — 7.8%
iShares iBoxx $ High Yield Corporate Bond ETF(b)(h)	2,622,927	$ 209,939,077
SPDR Bloomberg High Yield Bond ETF(b)	1,690,000	164,538,400

		374,477,477

Total Investment Companies — 7.8% (Cost: $356,858,406)		375,105,731

Preferred Securities

Preferred Stocks — 0.9%

Aerospace & Defense — 0.3%
Boeing Co. (The), 6.00%(a)(d)	275,600	15,265,484

Health Care Providers & Services — 0.3%
Brookdale Senior Living, Inc., 7.00%(d)	167,000	12,359,670

Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(i)(j)	166,337	731,883

Trading Companies & Distributors — 0.3%
WESCO International, Inc., Series A, 10.63%(k)	492,129	12,829,803

Total Preferred Securities — 0.9%
(Cost: $37,234,392)		41,186,840

Rights

Biotechnology — 0.0%
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551

Total Rights — 0.0%
(Cost: $ —)		14,551

Total Long-Term Investments — 38.2%
(Cost: $1,499,697,581)		1,828,224,714

Security	Shares	Value
Short-Term Securities

Money Market Funds — 61.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(h)(l)(m)	68,000,522	$ 68,034,522
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(h)(l)	2,886,857,149	2,886,857,149

Total Short-Term Securities — 61.7%
(Cost: $2,954,890,729)		2,954,891,671

Total Investments — 99.9%
(Cost: $4,454,588,310)		4,783,116,385

Other Assets Less Liabilities — 0.1%		6,983,299

Net Assets — 100.0%		$ 4,790,099,684

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Affiliate of the Fund.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $731,883, representing 0.0% of its net assets as of period end, and an original cost of $2,186,006.

(k)	Perpetual security with no stated maturity date.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,953,070	$5,059,578	(a)	$—		$20,618	$1,256	$68,034,522	68,000,522	$183,361	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,278,697,596	—		(391,840,447	)(a)	—	—	2,886,857,149	2,886,857,149	76,489,873		—

iShares iBoxx $ High Yield Corporate Bond ETF	202,306,360	—		—		—	7,632,717	209,939,077	2,622,927	6,128,235		—

						$20,618	$7,633,973	$3,164,830,748		$82,801,469		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	33	12/20/24	$ 13,856	$(812,373)
S&P 500 E-Mini Index	455	12/20/24	137,672	(8,210,249)

				$(9,022,622)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(y)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity
Securities
Long/Short	Monthly	Barclays Bank PLC(a)	12/22/25	$145,168,738	$212,223	(b)	$145,457,671	3.0%
	Monthly	Barclays Bank PLC(c)	12/22/25	(108,287,795)	(685,204	)(d)	(109,128,111)	5.3
	Monthly	BNP Paribas SA(e)	07/22/26	72,442,187	66,416	(f)	72,648,228	1.5
	Monthly	Citibank N.A.(g)	11/10/25–02/24/28	4,058,457	(4,106,737	)(h)	1,275,411	6.9
	Monthly	Citibank N.A.(i)	02/24/28	(26,483,460)	(59,592	)(j)	(26,558,221)	1.5
	Monthly	Goldman Sachs Bank USA(k)	08/18/26	13,996,090	136,515	(l)	14,150,198	0.3
	Monthly	JPMorgan Chase Bank N.A.(m)	02/10/25	393,075,192	(3,276,832	)(n)	391,972,793	15.3
	Monthly	JPMorgan Chase Bank N.A.(o)	02/10/25	(306,826,748)	(3,025,035	)(p)	(310,780,380)	7.9
	Monthly	Morgan Stanley & Co. International PLC(q)	11/06/26	10,144,960	(289,249	)(r)	9,888,276	0.4
	Monthly	Morgan Stanley & Co. International PLC(s)	11/06/26	94,969,853	(631,880	)(t)	94,765,386	4.6
	Monthly	SG Americas Securities, LLC(u)	08/12/25	183,428,423	537,682	(v)	184,478,914	3.9
	Monthly	UBS AG(w)	12/17/24–12/18/24	132,067,673	7,230,599	(x)	139,699,294	5.4

					$(3,891,094)		$607,869,459

(b)	Amount includes $(76,710) of net dividends and financing fees.
(d)	Amount includes $155,112 of net dividends and financing fees.
(f)	Amount includes $(139,625) of net dividends and financing fees.
(h)	Amount includes $(1,323,691) of net dividends and financing fees.
(j)	Amount includes $15,169 of net dividends and financing fees.
(l)	Amount includes $(17,593) of net dividends and financing fees.
(n)	Amount includes $(2,174,433) of net dividends and financing fees.
(p)	Amount includes $928,597 of net dividends and financing fees.
(r)	Amount includes $(32,565) of net dividends and financing fees.
(t)	Amount includes $(427,413) of net dividends and financing fees.
(v)	Amount includes $(512,809) of net dividends and financing fees.
(x)	Amount includes $(401,022) of net dividends and financing fees.
(y)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20 basis points	0-35 basis points	25 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	Sterling Overnight Index Average:
GBP 1-Day

	(g)	(i)	(k)
Range:	15-25 basis points	0-20 basis points	20 basis points
Benchmarks:	Sterling Overnight Index Average:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate
GBP 1-Day
USD Overnight Bank Funding Rate

	(m)	(o)	(q)
Range:	0 basis points	0 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate

	(s)	(u)	(w)
Range:	15-113 basis points	25-26 basis points	15-25 basis points
Benchmarks:	U.S. Overnight Federal Funds Effective Rate	Euro Short-Term Rate:	Sterling Overnight Index Average:
		EUR 1-Day	GBP 1-Day
		Sterling Overnight Index Average:	USD Overnight Bank Funding Rate
GBP 1-Day

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Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date December 22, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	369,093	$7,326,496	5.0%

Diversified Telecommunication Services
Frontier Communications Parent, Inc.	411,828	14,335,733	9.9

Food Products
Kellanova	728,863	59,249,273	40.7

Pharmaceuticals
Catalent, Inc.	810,941	49,556,605	34.1

Software
Smartsheet, Inc., Class A	267,910	14,989,564	10.3

Total Reference Entity — Long		145,457,671

Net Value of Reference Entity — Barclays Bank PLC		$145,457,671

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date December 22, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Corteva, Inc.	612,583	$38,127,166	(34.9)%
Dow, Inc.	90,275	3,991,058	(3.7)
DuPont de Nemours, Inc.	311,155	26,009,446	(23.8)
International Flavors & Fragrances, Inc.	55,909	5,107,846	(4.7)

		73,235,516

Total Reference Entity — Long		73,235,516

Reference Entity — Short

Common Stocks

Chemicals
Air Products and Chemicals, Inc.	12,325	(4,120,617)	3.8
Albemarle Corp.	30,467	(3,281,296)	3.0
Arcadium Lithium PLC	3,921	(20,585)	0.0
Eastman Chemical Co.	34,283	(3,590,116)	3.3
Ecolab, Inc.	15,296	(3,805,186)	3.5
FMC Corp.	24,432	(1,443,687)	1.3
LyondellBasell Industries NV, Class A	43,307	(3,609,205)	3.3
Mosaic Co. (The)	156,933	(4,152,447)	3.8
PPG Industries, Inc.	27,061	(3,365,577)	3.1

		(27,388,716)

	Shares	Value	% of Basket Value

Construction Materials
Martin Marietta Materials, Inc.	10,966	$(6,579,600)	6.1%
Vulcan Materials Co.	19,716	(5,680,771)	5.2

		(12,260,371)

Containers & Packaging
Avery Dennison Corp.	19,575	(4,031,471)	3.7
Ball Corp.	35,949	(2,234,590)	2.0
International Paper Co.	63,088	(3,711,467)	3.4
Sealed Air Corp.	65,901	(2,411,976)	2.2
Smurfit WestRock PLC	70,431	(3,875,114)	3.6

		(16,264,618)

Metals & Mining
Freeport-McMoRan, Inc.	223,205	(9,865,661)	9.0
Newmont Corp.	40,413	(1,694,921)	1.6
Nucor Corp.	58,802	(9,096,082)	8.3

		(20,656,664)

Paper & Forest Products
Sylvamo Corp.	4,920	(454,067)	0.4

Investment Companies

Equity Funds
Industrial Select Sector SPDR Fund	555,001	(79,914,594)	73.2
SPDR S&P 500 ETF Trust	42,195	(25,424,597)	23.3

		(105,339,191)

Total Reference Entity — Short		(182,363,627)

Net Value of Reference Entity — Barclays Bank PLC		$(109,128,111)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date July 22, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Beverages
Britvic PLC	2,655,055	$43,581,679	60.0%

Capital Markets
Hargreaves Lansdown PLC	2,089,628	29,066,549	40.0

Total Reference Entity — Long		72,648,228

Net Value of Reference Entity — BNP Paribas SA		$72,648,228

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates November 10, 2025 to February 24, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Containers & Packaging
DS Smith PLC	6,336,212	$46,977,844	3,683.3%

Oil, Gas & Consumable Fuels
Hess Corp.	698,611	102,821,567	8,061.8

Software
Smartsheet, Inc., Class A	273,992	15,329,852	1,202.0

Total Reference Entity — Long		165,129,263

Reference Entity — Short

Common Stocks

Containers & Packaging
International Paper Co.	814,202	(47,899,504)	(3,755.6)

Oil, Gas & Consumable Fuels
Chevron Corp.	716,077	(115,954,348)	(9,091.5)

Total Reference Entity — Short		(163,853,852)

Net Value of Reference Entity — Citibank N.A		$1,275,411

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Howmet Aerospace, Inc.	13,894	$1,644,772	(6.2)%

Health Care Providers & Services
Cigna Group (The)	2,086	704,651	(2.7)
Elevance Health, Inc.	50,211	20,433,868	(76.9)

		21,138,519

Investment Companies

Equity Funds
iShares U.S. Real Estate ETF	298	30,489	(0.1)

Total Reference Entity — Long		22,813,780

Reference Entity — Short

Common Stocks

Health Care Providers & Services
UnitedHealth Group, Inc.	6,498	(3,965,080)	14.9

	Shares	Value	% of Basket Value

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	3,493	$(4,370,442)	16.5%
Waters Corp.	167	(64,248)	0.2

		(4,434,690)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	42,626	(5,847,221)	22.0
Analog Devices, Inc.	20,496	(4,469,153)	16.8
Applied Materials, Inc.	22,548	(3,939,361)	14.8
ASML Holding NV, Registered Shares	3,692	(2,534,964)	9.5
KLA Corp.	7,892	(5,106,361)	19.2
Lam Research Corp.	63,320	(4,678,082)	17.6
Microchip Technology, Inc.	21,237	(1,447,726)	5.5
Micron Technology, Inc.	21,089	(2,065,668)	7.8
MKS Instruments, Inc.	3,186	(362,057)	1.4
Monolithic Power Systems, Inc.	1,760	(999,046)	3.8
ON Semiconductor Corp.	16,900	(1,201,928)	4.5
Qorvo, Inc.	6,560	(452,968)	1.7
Skyworks Solutions, Inc.	9,004	(788,660)	3.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,187	(4,281,711)	16.1
Teradyne, Inc.	9,293	(1,022,230)	3.9
Texas Instruments, Inc.	8,830	(1,775,095)	6.7

		(40,972,231)

Total Reference Entity — Short		(49,372,001)

Net Value of Reference Entity — Citibank N.A		$(26,558,221)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 18, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Arcadium Lithium PLC	1,314,058	$6,898,804	48.8%

Software
Altair Engineering, Inc., Class A	68,662	7,251,394	51.2

Total Reference Entity — Long		14,150,198

Net Value of Reference Entity — Goldman Sachs Bank USA		$14,150,198

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 10, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Communications Equipment
Juniper Networks, Inc.	893,046	$32,078,212	8.2%

Construction Materials
Summit Materials, Inc., Class A	358,355	18,254,604	4.6

Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	429,109	8,517,814	2.2

Diversified Telecommunication Services
Frontier Communications Parent, Inc.	411,828	14,335,733	3.7

Energy Equipment & Services
ChampionX Corp.	849,736	26,299,329	6.7

Entertainment
Endeavor Group Holdings, Inc., Class A	931,565	28,291,629	7.2

Media
Liberty Broadband Corp., Class C	80,635	6,865,264	1.7

Metals & Mining
United States Steel Corp.	517,321	21,091,177	5.4

Oil, Gas & Consumable Fuels
Hess Corp.	674,807	99,318,094	25.3

Pharmaceuticals
Catalent, Inc.	1,722,937	105,288,680	26.9

Software
ANSYS, Inc.	70,712	24,826,983	6.3
Aspen Technology, Inc.	28,896	7,224,000	1.9
HashiCorp, Inc., Class A	3,897,530	131,034,959	33.4
Smartsheet, Inc., Class A	792,545	44,342,893	11.3

		207,428,835

Total Reference Entity — Long		567,769,371

Reference Entity — Short

Common Stocks

Consumer Finance
SoFi Technologies, Inc.	95,733	(1,570,979)	(0.4)

Energy Equipment & Services
Schlumberger NV	624,556	(27,442,991)	(7.0)

Entertainment
Spotify Technology SA	6,513	(3,106,440)	(0.8)

Financial Services
Block, Inc., Class A	3,845	(340,475)	(0.1)

Ground Transportation
Uber Technologies, Inc.	33,724	(2,426,779)	(0.6)

	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Merit Medical Systems, Inc.	25,027	$(2,600,305)	(0.6)%

Health Care Technology
Evolent Health, Inc., Class A	29,381	(379,602)	(0.1)

Media
Charter Communications, Inc., Class A	19,030	(7,554,244)	(1.9)

Oil, Gas & Consumable Fuels
Chevron Corp.	691,676	(112,003,095)	(28.6)

Software
Bentley Systems, Inc., Class B	23,117	(1,144,292)	(0.3)
BILL Holdings, Inc.	8,822	(795,921)	(0.2)
Box, Inc., Class A	79,981	(2,806,533)	(0.7)
Synopsys, Inc.	24,396	(13,624,922)	(3.5)

		(18,371,668)

Total Reference Entity — Short		(175,796,578)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$391,972,793

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 10, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	153,263	$35,153,934	(11.3)%

Total Reference Entity — Long		35,153,934

Reference Entity — Short

Common Stocks

Commercial Services & Supplies
Republic Services, Inc.	83,335	(18,192,030)	5.8
Waste Management, Inc.	75,896	(17,320,985)	5.6

		(35,513,015)

Investment Companies

Equity Funds
Consumer Staples Select Sector SPDR Fund	314,152	(26,143,729)	8.4
iShares Russell 2000 ETF	74,761	(18,082,443)	5.8
Materials Select Sector SPDR Fund	221,918	(21,033,388)	6.8
SPDR S&P 500 ETF Trust	396,603	(238,973,138)	76.9
VanEck Semiconductor ETF	25,559	(6,188,601)	2.0

		(310,421,299)

Total Reference Entity — Short		(345,934,314)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(310,780,380)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date November 6, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Software
HashiCorp, Inc., Class A	432,400	$14,537,288	147.0%

Total Reference Entity — Long		14,537,288

Reference Entity — Short

Common Stocks

Financial Services
Shift4 Payments, Inc., Class A	26,466	(3,019,241)	(30.5)%

Machinery
Middleby Corp. (The)	11,366	(1,629,771)	(16.5)%

Total Reference Entity — Short		(4,649,012)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$9,888,276

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date November 6, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
General Electric Co.	64,360	$11,723,818	12.4%
RTX Corp.	121,099	14,753,491	15.6
TransDigm Group, Inc.	27,258	34,153,456	36.0

		60,630,765

Chemicals
Olin Corp.	64,670	2,754,295	2.9

Commercial Services & Supplies
Veralto Corp.	1,918	207,509	0.2

Health Care Providers & Services
Cigna Group (The)	76,999	26,010,262	27.4
Elevance Health, Inc.	61,752	25,130,594	26.5
Humana, Inc.	95,178	28,208,856	29.8

		79,349,712

Life Sciences Tools & Services
Danaher Corp.	5,652	1,354,728	1.4

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	92,230	14,948,638	15.8

Total Reference Entity — Long		159,245,647

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co. (The)	9,643	$ (1,498,908)	(1.6)%

Air Freight & Logistics
FedEx Corp.	6,199	(1,876,252)	(2.0)
United Parcel Service, Inc., Class B	13,085	(1,775,896)	(1.9)

		(3,652,148)

Construction Materials
Martin Marietta Materials, Inc.	6,673	(4,003,800)	(4.2)
Vulcan Materials Co.	14,384	(4,144,462)	(4.4)

		(8,148,262)

Electrical Equipment
Emerson Electric Co.	24,592	(3,260,899)	(3.4)
Rockwell Automation, Inc.	6,073	(1,792,385)	(1.9)

		(5,053,284)

Ground Transportation
Union Pacific Corp.	8,106	(1,983,214)	(2.1)

Health Care Equipment & Supplies
Solventum Corp.	2,093	(149,670)	(0.2)

Health Care Providers & Services
UnitedHealth Group, Inc.	7,066	(4,311,673)	(4.5)

Industrial Conglomerates
3M Co.	19,349	(2,583,672)	(2.7)
Honeywell International, Inc.	9,878	(2,300,882)	(2.5)

		(4,884,554)

Life Sciences Tools & Services
Mettler-Toledo International, Inc.	227	(284,023)	(0.3)
Waters Corp.	542	(208,518)	(0.2)

		(492,541)

Machinery
Caterpillar, Inc.	4,862	(1,974,507)	(2.1)
Cummins, Inc.	5,950	(2,231,488)	(2.4)
Deere & Co.	4,289	(1,998,245)	(2.1)
Illinois Tool Works, Inc.	6,639	(1,842,455)	(1.9)
Stanley Black & Decker, Inc.	11,119	(994,595)	(1.0)

		(9,041,290)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	2,912	(399,454)	(0.4)
Analog Devices, Inc.	4,991	(1,088,288)	(1.1)
Applied Materials, Inc.	3,540	(618,473)	(0.6)
ASML Holding NV, Registered Shares	645	(442,863)	(0.5)
KLA Corp.	1,060	(685,852)	(0.7)
Lam Research Corp.	7,570	(559,272)	(0.6)
Microchip Technology, Inc.	9,707	(661,726)	(0.7)
Micron Technology, Inc.	7,041	(689,666)	(0.7)
MKS Instruments, Inc.	3,370	(382,967)	(0.4)
Monolithic Power Systems, Inc.	629	(357,046)	(0.4)
ON Semiconductor Corp.	5,774	(410,647)	(0.4)
Qorvo, Inc.	3,708	(256,037)	(0.3)
Skyworks Solutions, Inc.	6,021	(527,379)	(0.6)
Taiwan Semiconductor Manufacturing Co. Ltd	5,287	(976,297)	(1.0)

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	4,856	$(534,160)	(0.6)%
Texas Instruments, Inc.	5,605	(1,126,773)	(1.2)

		(9,716,900)

Investment Companies

Equity Funds
iShares U.S. Home Construction ETF	56,826	(7,036,195)	(7.4)
iShares U.S. Real Estate ETF	50,985	(5,216,276)	(5.5)
SPDR S&P 500 ETF Trust	5,469	(3,295,346)	(3.5)

		(15,547,817)

Total Reference Entity — Short		(64,480,261)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$94,765,386

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with SG Americas Securities, LLC as of period end, termination date August 12, 2025:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Beverages
Britvic PLC	4,868,004	$79,906,363	43.3%

Capital Markets
Hargreaves Lansdown PLC	5,348,397	74,395,751	40.3

Chemicals
Covestro AG	494,351	30,176,800	16.4

Total Reference Entity — Long		184,478,914

Net Value of Reference Entity — SG Americas Securities LLC		$184,478,914

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination dates December 17, 2024 to December 18, 2024:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Arcadium Lithium PLC	1,314,059	$6,898,810	4.9%

Consumer Finance
Discover Financial Services	206,458	37,664,133	27.0

Containers & Packaging
DS Smith PLC	3,363,298	24,936,112	17.9

Food Products
Kellanova	981,963	79,823,772	57.1

Metals & Mining
United States Steel Corp.	1,378,582	56,204,788	40.2

Total Reference Entity — Long		205,527,615

Reference Entity — Short

Common Stocks

Consumer Finance
Capital One Financial Corp.	210,421	(40,402,936)	(28.9)

Containers & Packaging
International Paper Co.	432,184	(25,425,385)	(18.2)

Total Reference Entity — Short		(65,828,321)

Net Value of Reference Entity — UBS AG		$139,699,294

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$8,183,435	$ (12,074,529)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Commodity Contracts		Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$8,183,435	$—	$—	$—	$8,183,435

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$9,022,622	$—	$—	$—	$9,022,622
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	12,074,529	—	—	—	12,074,529

	$—	$—	$21,097,151	$—	$—	$—	$21,097,151

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(12,987,854)	$—	$—	$—	$(12,987,854)
Swaps	—	—	(128,518,410)	—	—	—	(128,518,410)

	$—	$—	$(141,506,264)	$—	$—	$—	$(141,506,264)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(5,458,111)	$—	$—	$—	$(5,458,111)
Swaps	—	—	44,989,161	—	—	—	44,989,161

	$—	$—	$39,531,050	$—	$—	$—	$39,531,050

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$158,283,363
Total return swaps
Average notional amount	$592,098,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$949,505
Swaps — OTC(a)	8,183,435	12,074,529

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$8,183,435	$13,024,034

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(949,505)

Total derivative assets and liabilities subject to an MNA	$8,183,435	$12,074,529

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Barclays Bank PLC	$212,223	$(212,223)	$—	$—	$—
BNP Paribas S.A	66,416	—	—	—	66,416
Goldman Sachs Bank USA	136,515	—	—	—	136,515
SG Americas Securities LLC	537,682	—	—	—	537,682
UBS AG	7,230,599	—	—	—	7,230,599

	$8,183,435	$(212,223)	$—	$—	$7,971,212

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Barclays Bank PLC	$685,204	$(212,223)	$—	$(472,981)	$—
Citibank N.A	4,166,329	—	—	(1,660,000)	2,506,329
JPMorgan Chase Bank N.A	6,301,867	—	—	(6,301,867)	—
Morgan Stanley & Co. International PLC	921,129	—	—	(921,129)	—

	$12,074,529	$(212,223)	$—	$ (9,355,977)	$2,506,329

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$931,016,758	$—	$—	$931,016,758
Corporate Bonds	—	321,367,824	—	321,367,824
Floating Rate Loan Interests	—	159,533,010	—	159,533,010
Investment Companies
Equity Funds	—	628,254	—	628,254
Fixed-Income Funds	374,477,477	—	—	374,477,477

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Event Driven Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities	$40,454,957	$—	$731,883	$41,186,840
Rights	—	14,551	—	14,551
Short-Term Securities
Money Market Funds	2,954,891,671	—	—	2,954,891,671

	$4,300,840,863	$481,543,639	$731,883	$4,783,116,385

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$8,183,435	$—	$8,183,435
Liabilities
Equity Contracts	(9,022,622)	(12,074,529)	—	(21,097,151)

	$(9,022,622)	$(3,891,094)	$—	$(12,913,716)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited)

November 30, 2024

BlackRock Event Driven Equity Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,618,285,637
Investments, at value — affiliated(c)	3,164,830,748
Cash	18,175,356
Cash pledged:
Collateral — OTC derivatives	62,912,000
Futures contracts	8,201,000
Foreign currency, at value(d)	162,022
Receivables:
Securities lending income — affiliated	67,460
Swaps	155,624,732
Capital shares sold	6,640,995
Dividends — unaffiliated	372,909
Dividends — affiliated	11,393,218
Interest — unaffiliated	3,795,454
Unrealized appreciation on OTC swaps	8,183,435
Prepaid expenses	92,667

Total assets	5,058,737,633

LIABILITIES
Cash received:
Collateral — OTC derivatives	390,000
Collateral on securities loaned	68,018,463
Payables:
Investments purchased	10,503,374
Swaps	166,132,935
Capital shares redeemed	5,143,086
Investment advisory fees	4,052,042
Directors’ and Officer’s fees	8,675
Other accrued expenses	1,267,306
Other affiliate fees	9,782
Professional fees	50,623
Service and distribution fees	37,629
Variation margin on futures contracts	949,505
Unrealized depreciation on OTC swaps	12,074,529

Total liabilities	268,637,949

Commitments and contingent liabilities

NET ASSETS	$4,790,099,684

NET ASSETS CONSIST OF:
Paid-in capital	$4,501,407,255
Accumulated earnings	288,692,429

NET ASSETS	$4,790,099,684

(a) Investments, at cost — unaffiliated	$1,299,927,971
(b) Securities loaned, at value	$66,923,058
(c) Investments, at cost — affiliated	$3,154,660,339
(d) Foreign currency, at cost	$135,331

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	17

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2024

BlackRock Event Driven Equity Fund

NET ASSET VALUE

Institutional
Net assets	$4,660,420,598

Shares outstanding	453,555,433

Net asset value	$10.28

Shares authorized	3,650,000,000

Par value	$0.10

Investor A
Net assets	$104,887,939

Shares outstanding	10,746,361

Net asset value	$9.76

Shares authorized	200,000,000

Par value	$0.10

Investor C
Net assets	$24,791,147

Shares outstanding	2,919,387

Net asset value	$8.49

Shares authorized	100,000,000

Par value	$0.10

See notes to financial statements.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Operations (unaudited)

Six Months Ended November 30, 2024

BlackRock Event Driven Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$9,346,870
Dividends — affiliated	82,618,108
Interest — unaffiliated	18,302,299
Securities lending income — affiliated — net	183,361
Foreign taxes withheld	(9,259)

Total investment income	110,441,379

EXPENSES
Investment advisory	27,608,269
Transfer agent — class specific	2,357,086
Service and distribution — class specific	268,419
Accounting services	152,126
Registration	100,407
Professional	41,062
Printing and postage	22,342
Directors and Officer	21,142
Custodian	15,052
Miscellaneous	32,123

Total expenses excluding interest expense	30,618,028
Interest expense	10,987

Total expenses	30,629,015

Less:
Fees waived and/or reimbursed by the Manager	(2,258,674)

Total expenses after fees waived and/or reimbursed	28,370,341

Net investment income	82,071,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	102,640,625
Investments — affiliated	20,618
Futures contracts	(12,987,854)
Foreign currency transactions	(4,291)
Swaps	(128,518,410)

$(38,849,312)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	32,242,377
Investments — affiliated	7,633,973
Futures contracts	(5,458,111)
Foreign currency translations	(602,819)
Swaps	44,989,161

78,804,581

Net realized and unrealized gain	39,955,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,026,307

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	19

Statements of Changes in Net Assets

	BlackRock Event Driven Equity Fund
	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$82,071,038	$201,794,283
Net realized gain (loss)	(38,849,312)	87,864,478
Net change in unrealized appreciation (depreciation)	78,804,581	128,763,864

Net increase in net assets resulting from operations	122,026,307	418,422,625

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(105,987,983)
Investor A	—	(2,341,360)
Investor C	—	(589,421)

Decrease in net assets resulting from distributions to shareholders	—	(108,918,764)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(549,132,255)	(2,121,865,219)

NET ASSETS
Total decrease in net assets	(427,105,948)	(1,812,361,358)
Beginning of period	5,217,205,632	7,029,566,990

End of period	$4,790,099,684	$5,217,205,632

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Event Driven Equity Fund
	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21		Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$10.02		$9.52	$9.83	$10.31	$9.70		$9.88		$9.39

Net investment income (loss)(a)	0.17		0.34	0.17	(0.08)	(0.07)		0.00	(b)	0.11
Net realized and unrealized gain (loss)	0.09		0.36	(0.23)	(0.14)	0.98		0.14		0.56

Net increase (decrease) from investment operations	0.26		0.70	(0.06)	(0.22)	0.91		0.14		0.67

Distributions(c)
From net investment income	—		(0.20)	(0.11)	(0.04)	(0.00	)(d)	(0.05)		(0.06)
From net realized gain	—		—	(0.14)	(0.22)	(0.30)		(0.27)		(0.12)

Total distributions	—		(0.20)	(0.25)	(0.26)	(0.30)		(0.32)		(0.18)

Net asset value, end of period	$10.28		$10.02	$9.52	$9.83	$10.31		$9.70		$9.88

Total Return(e)
Based on net asset value	2.59	%(f)	7.35%	(0.65)%	(2.12)%	9.60%		1.53	%(f)	7.30%

Ratios to Average Net Assets(g)
Total expenses	1.24	%(h)	1.23%	1.20%	1.20%	1.23%		1.27	%(h)	1.34%

Total expenses after fees waived and/or reimbursed	1.15	%(h)	1.15%	1.13%	1.16%	1.18%		1.20	%(h)	1.28%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.15	%(h)	1.15%	1.13%	1.16%	1.18%		1.19	%(h)	1.25%

Net investment income (loss)	3.35	%(h)	3.46%	1.78%	(0.77)%	(0.73)%		0.06	%(h)	1.11%

Supplemental Data
Net assets, end of period (000)	$4,660,421		$5,077,733	$6,828,961	$8,598,511	$7,695,420		$4,779,208		$3,128,313

Portfolio turnover rate(i)	13%		32%	33%	37%	64%		63%		177%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Event Driven Equity Fund (continued)
	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$9.53		$9.07	$9.39	$9.86	$9.31	$9.49		$9.03

Net investment income (loss)(a)	0.15		0.30	0.14	(0.10)	(0.09)	(0.01)		0.08
Net realized and unrealized gain (loss)	0.08		0.34	(0.22)	(0.13)	0.93	0.13		0.54

Net increase (decrease) from investment operations	0.23		0.64	(0.08)	(0.23)	0.84	0.12		0.62

Distributions(b)
From net investment income	—		(0.18)	(0.10)	(0.02)	—	(0.03)		(0.04)
From net realized gain	—		—	(0.14)	(0.22)	(0.29)	(0.27)		(0.12)

Total distributions	—		(0.18)	(0.24)	(0.24)	(0.29)	(0.30)		(0.16)

Net asset value, end of period	$9.76		$9.53	$9.07	$9.39	$9.86	$9.31		$9.49

Total Return(c)
Based on net asset value	2.41	%(d)	7.11%	(0.94)%	(2.33)%	9.24%	1.40	%(d)	7.04%

Ratios to Average Net Assets(e)
Total expenses	1.47	%(f)	1.46%	1.44%	1.46%	1.48%	1.52	%(f)	1.59%

Total expenses after fees waived and/or reimbursed	1.38	%(f)	1.37%	1.37%	1.43%	1.43%	1.45	%(f)	1.53%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.38	%(f)	1.37%	1.37%	1.43%	1.42%	1.44	%(f)	1.51%

Net investment income (loss)	3.12	%(f)	3.24%	1.50%	(1.03)%	(0.97)%	(0.17	)%(f)	0.86%

Supplemental Data
Net assets, end of period (000)	$104,888		$110,916	$156,434	$221,644	$222,327	$161,797		$130,066

Portfolio turnover rate(g)	13%		32%	33%	37%	64%	63%		177%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Event Driven Equity Fund (continued)
	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21	Period from 10/01/19 to 05/31/20		Year Ended 09/30/19

Net asset value, beginning of period	$8.32		$7.97	$8.29	$8.75	$8.33	$8.53		$8.15

Net investment income (loss)(a)	0.10		0.20	0.06	(0.15)	(0.14)	(0.05)		0.01
Net realized and unrealized gain (loss)	0.07		0.29	(0.18)	(0.12)	0.82	0.12		0.49

Net increase (decrease) from investment operations	0.17		0.49	(0.12)	(0.27)	0.68	0.07		0.50

Distributions(b)
From net investment income	—		(0.14)	(0.06)	—	—	—		(0.00	)(c)
From net realized gain	—		—	(0.14)	(0.19)	(0.26)	(0.27)		(0.12)

Total distributions	—		(0.14)	(0.20)	(0.19)	(0.26)	(0.27)		(0.12)

Net asset value, end of period	$8.49		$8.32	$7.97	$8.29	$8.75	$8.33		$8.53

Total Return(d)
Based on net asset value	2.04	%(e)	6.20%	(1.52)%	(3.17)%	8.45%	0.93	%(e)	6.30%

Ratios to Average Net Assets(f)
Total expenses	2.22	%(g)	2.23%	2.20%	2.20%	2.23%	2.25	%(g)	2.30%

Total expenses after fees waived and/or reimbursed	2.13	%(g)	2.14%	2.13%	2.16%	2.17%	2.18	%(g)	2.24%

Total expenses after fees waived and/or reimbursed and excluding interest expense	2.13	%(g)	2.14%	2.13%	2.16%	2.17%	2.17	%(g)	2.21%

Net investment income (loss)	2.38	%(g)	2.46%	0.74%	(1.77)%	(1.72)%	(0.91	)%(g)	0.15%

Supplemental Data
Net assets, end of period (000)	$24,791		$28,557	$44,172	$68,083	$75,615	$64,196		$44,288

Portfolio turnover rate(h)	13%		32%	33%	37%	64%	63%		177%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Event Driven Equity Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

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Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully

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Notes to Financial Statements (unaudited) (continued)

funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had no unfunded floating rate loan interests.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Credit Suisse Securities (USA) LLC	$4,548	$(4,548)	$—		$—
Goldman Sachs & Co. LLC	3,942,000	(3,942,000)	—		—
Morgan Stanley	19,154,186	(19,154,186)	—		—
Toronto-Dominion Bank	43,822,324	(43,822,324)	—		—

	$66,923,058	$(66,923,058)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

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Notes to Financial Statements (unaudited) (continued)

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	1.20%
$1 billion - $3 billion	1.13
$3 billion - $5 billion	1.08
$5 billion - $10 billion	1.04
Greater than $10 billion	1.02

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution — class specific	$134,356	$134,063	$268,419

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Total
Reimbursed amounts	$4,733	$1,039	$244	$6,016

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Total
Transfer agent — class specific	$2,304,655	$41,490	$10,941	$2,357,086

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $386.

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Amounts
Investor A	$3,122
Investor C	382

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the amount waived and/or reimbursed was $1,143,047.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the Manager waived $1,115,627 in investment advisory fees pursuant to this arrangement.

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Notes to Financial Statements (unaudited) (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations
Institutional	1.38%
Investor A	1.65
Investor C	2.39

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2024, the Fund retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2024, the Fund paid BIM $42,806 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

7. PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, excluding short-term securities, were $248,994,854 and $463,881,290, respectively.

8. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of May 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $29,601,229 and qualified late-year ordinary losses of $8,690,154.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Event Driven Equity	$4,469,657,013	$360,946,296	$(60,400,640)	$300,545,656

9. BANK BORROWINGS

The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

10. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,

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Notes to Financial Statements (unaudited) (continued)

market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24
Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	40,483,090	$411,549,984	149,124,389	$1,483,263,785
Shares issued in reinvestment of distributions	—	—	7,212,614	71,837,632
Shares redeemed	(93,607,203)	(947,810,166)	(366,682,410)	(3,607,330,595)

	(53,124,113)	$(536,260,182)	(210,345,407)	$(2,052,229,178)

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/24		Year Ended 05/31/24
Share Class	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	1,258,980	$12,164,673	3,330,305	$31,634,186
Shares issued in reinvestment of distributions	—	—	235,504	2,232,574
Shares redeemed	(2,150,732)	(20,734,294)	(9,169,431)	(86,194,633)

	(891,752)	$(8,569,621)	(5,603,622)	$(52,327,873)

Investor C
Shares sold	72,639	$610,902	249,207	$2,097,217
Shares issued in reinvestment of distributions	—	—	70,215	583,485
Shares redeemed and automatic conversion of shares	(584,275)	(4,913,354)	(2,431,865)	(19,988,870)

	(511,636)	$(4,302,452)	(2,112,443)	$(17,308,168)

	(54,527,501)	$(549,132,255)	(218,061,472)	$(2,121,865,219)

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	35

Additional Information (continued)

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Accounting Agent and Transfer Agent	Independent Registered Public Accounting Firm
BNY Mellon Investment Servicing (US) Inc.	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Corporation
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in this Report

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

OTC	Over-the-Counter

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc.

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc.

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc.

Date: January 21, 2025